UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end:

October 31

Date of reporting period:

October 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BondBloxxSM ETF Trust

Annual Report

October 31, 2022

BondBloxx USD High Yield Bond Industrial Sector ETF | XHYI | NYSE Arca

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | XHYT | NYSE Arca

BondBloxx USD High Yield Bond Healthcare Sector ETF | XHYH | NYSE Arca

BondBloxx USD High Yield Bond Financial & REIT Sector ETF | XHYF | NYSE Arca

BondBloxx USD High Yield Bond Energy Sector ETF | XHYE | NYSE Arca

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | XHYC | NYSE Arca

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | XHYD | NYSE Arca

BondBloxx B Rated USD High Yield Corporate Bond ETF | XB | NYSE Arca

BondBloxx BB Rated USD High Yield Corporate Bond ETF | XBB | NYSE Arca

BondBloxx CCC Rated USD High Yield Corporate Bond ETF | XCCC | NYSE Arca

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | XEMD | Cboe BZX

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | XHLF | NYSE Arca

BondBloxx Bloomberg One Year Target Duration US Treasury ETF | XONE | NYSE Arca

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | XTWO | NYSE Arca

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | XTRE | NYSE Arca

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | XFIV | NYSE Arca

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | XSVN | NYSE Arca

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | XTEN | NYSE Arca

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | XTWY | NYSE Arca

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BONDBLOXX ETF TRUST

Shareholder Letter (Unaudited)

Dear Valued Shareholders,

We are grateful to have earned your trust as a client this year. The following shareholder letter covers the period ended October 31, 2022.

In 2022, global equity and bond markets faced a variety of headwinds. Accelerating inflation, Russia’s invasion of Ukraine, and aggressive monetary tightening policies by the Federal Reserve (the “Fed”) were all contributors to one of the largest yearly declines in U.S. financial markets. Major U.S. stock indices moved decidedly into bear market territory, and the fixed income markets, which typically provide some diversification against declining equity prices, also declined as the Fed remained committed to raising rates to combat inflation.

U.S. inflation, as measured by the Consumer Price Index, reaching a forty-year high of 9.1% during the second quarter of 2022, prompted the Fed to acknowledge it misread the inflationary environment. The Fed has since accelerated its efforts to reduce inflation with a dedicated campaign to boost interest rates by raising the federal funds target rate range to 3.75%-4.00% at the end of November, from 0.25%-0.50% at the beginning of the year. These Fed actions and its continued hawkish tone regarding further rate hikes, in combination with the persistently high inflation data that has been released, caused significant volatility in the financial markets as the risk of recession rose and investors turned bearish, despite strong employment statistics and robust corporate balance sheets.

Amid these challenging market conditions, BondBloxx remained committed to our only mission, helping investors seize opportunities in fixed income markets. We are focused on expanding the universe of fixed income ETFs so that investors can design, build and manage portfolios with greater efficiency and precision. Towards that end, we engineered and launched 19 ETFs that offer investors unique market exposures to fixed income asset classes, including 7 high yield industry sector ETFs, 3 high yield credit rating category ETFs, 8 target duration U.S. Treasury ETFs, and 1 emerging market sovereign debt ETF.

We expect that the market environment over the next 10 years will bring a dramatic increase in portfolio allocations to bonds. As the only ETF issuer solely committed to making the fixed income investor our first and only priority, we believe that BondBloxx has just scratched the surface of the opportunities to empower investors with better products and technologies. We continually ask fixed income investors what they need and respond with thoughtfully designed tools that allow them to express active views in their portfolio construction. Now more than ever, the fixed income positioning decisions that investors make can have material performance and risk implications for their portfolios. The time has come to put fixed income first.

From everyone at BondBloxx I want to share our sincere appreciation for your support and partnership. We wish you a joyous holiday season and a new year full of health, happiness and success.

Joanna Gallegos

President, BondBloxx ETF Trust

There are risks associated with investing, including possible loss of principal. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner.

BONDBLOXX ETF TRUST

Fund Performance Overview (Unaudited)

High Yield Sectors

The key themes driving fixed income markets during 2022 were inflation pressures, rising interest rates, and a softening economic outlook - all against a backdrop of surging demand, cost pressures resulting from supply chain challenges, and impacts from Russia’s invasion of Ukraine.

As the economy continued to recover from the shutdowns due to the Covid-19 crisis, problems with global supply chains could not keep up with the surge in demand for goods and services. This led to rising price pressures and tight U.S. employment conditions. Russia’s invasion of Ukraine in Q1 2022 put additional upward pressure on prices, especially for oil and other commodity goods. U.S. inflation, as measured by the Consumer Price Index (“CPI”), was already growing by over +7% year-over-year at the end of 2021, and continued to accelerate in the early part of 2022, reaching a forty-year high of +9.1% in June, significantly above the target set by the U.S. Federal Reserve (“Fed”).

In an effort to combat surging inflation, the Fed embarked on an aggressive campaign of boosting policy rates, raising the Federal Funds Target Rate by +3.0%, from a level of 0.25% at the end of 2021 to 3.25% by October 31, 2022. The Fed’s actions and hawkish commentary regarding further interest rate actions, in combination with persistently high price pressures, caused economic growth to slow and financial markets to react negatively as investors turned more cautious. U.S. GDP slowed from the previous year, Treasury yields rose, yield spreads on credit securities widened, and equities reported negative returns.

U.S. high yield bonds traded down in 2022, generating negative returns, as the investment environment became more challenging as a result of aggressive Fed policy, higher prices and cost pressures, and an increasingly unfavorable outlook for economic growth. While higher than the previous year, high yield default rates remained below long-term averages throughout 2022, and supply-and-demand factors provided a positive backdrop as the amount of newly issued debt fell over 75% from the previous year.

As measured by the BofA Ice Cash Pay High Yield Constrained Index, a broad benchmark of the asset class, U.S. high yield returned -12.1% for the year-to-date period ending October 31, 2022. Returns were volatile, with strongly positive as well as negative months during this ten-month period.

U.S. high yield experienced a high level of variance between different industry sectors during 2022. Above-average oil prices helped support cash flows and balance sheets of many companies in the energy sector, insulating it from negative macroeconomic pressures relative to other sectors. Cost pressures and specific credit issues had a pronounced impact on the healthcare sector, while a slowing economic outlook and the growing risk of recession negatively impacted the consumer cyclical sector. Conversely, the diversified core industrial sector held up better than average.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Industrial Sector ETF (XHYI) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Core Industrial Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx USD High Yield Bond	Since
Industrial Sector ETF	Inception(2)
Net Asset Value	(6.81)%
Market Value	(6.88)%
ICE Diversified US Cash Pay High Yield
Core Industrial Index	(6.96)%

(1)	The ICE Diversified US Cash Pay High Yield Core Industrial Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the industrial sector, including the basic materials, capital goods, transportation and services subsectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (XHYT) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx USD High Yield Bond	Since
Telecom, Media & Technology Sector ETF	Inception(2)
Net Asset Value	(8.96)%
Market Value	(9.03)%
ICE Diversified US Cash Pay High Yield
Telecom, Media & Technology Index	(8.82)%

(1)	The ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the telecom, media and technology sector, including the telecommunications, technology & electronics, and media sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Healthcare Sector ETF (XHYH) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Healthcare Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx USD High Yield Bond	Since
Healthcare Sector ETF	Inception(2)
Net Asset Value	(15.19)%
Market Value	(15.47)%
ICE Diversified US Cash Pay High Yield
Healthcare Index	(14.66)%

(1)	The ICE Diversified US Cash Pay High Yield Healthcare Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the healthcare sector, including the health facilities, health services, managed care, medical products, and pharmaceuticals sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Financial & REIT Sector ETF (XHYF) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Financial & REIT Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx USD High Yield Bond	Since
Financial & REIT Sector ETF	Inception(2)
Net Asset Value	(8.65)%
Market Value	(8.72)%
ICE Diversified US Cash Pay High Yield
Financial & REIT Index	(8.33)%

(1)	The ICE Diversified US Cash Pay High Yield Financial & REIT Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the financial sector, including the banking, financial services, and insurance sub-sectors, and the REIT sector. The REIT sector is comprised solely of debt issued by real estate investment trusts.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Energy Sector ETF (XHYE) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Energy Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx USD High Yield Bond	Since
Energy Sector ETF	Inception(2)
Net Asset Value	(2.84)%
Market Value	(3.19)%
ICE Diversified US Cash Pay High Yield
Energy Index	(2.35)%

(1)	The ICE Diversified US Cash Pay High Yield Energy Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the energy sector, including the exploration & production, gas distribution, oil field equipment & services, and oil refining & marketing sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (XHYC) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Consumer Cyclical Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx USD High Yield Bond	Since
Consumer Cyclicals Sector ETF	Inception(2)
Net Asset Value	(9.96)%
Market Value	(10.54)%
ICE Diversified US Cash Pay High Yield
Consumer Cyclical Index	(9.85)%

(1)	The ICE Diversified US Cash Pay High Yield Consumer Cyclical Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the consumer cyclicals sector (companies whose performance is generally more closely connected to the business cycle and current economic conditions), including the automotive, leisure, real estate development & management, department stores, and specialty retail subsectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (XHYD) at net asset value and market price as compared to the ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index(1) from the Fund’s inception date (February 15, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx USD High Yield Bond	Since
Consumer Non-Cyclicals Sector ETF	Inception(2)
Net Asset Value	(7.32)%
Market Value	(7.55)%
ICE Diversified US Cash Pay High Yield
Consumer Non-Cyclical Index	(7.18)%

(1)	The ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the consumer non-cyclicals sector (companies whose performance is generally less closely connected to the business cycle and current economic conditions), including the consumer goods, discount stores, food & drug retail, restaurants, and utilities sub-sectors.
(2)	The Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

Fund Performance Overview (Unaudited) (Continued)

High Yield Ratings

The key themes driving fixed income markets during 2022 were inflation pressures, rising interest rates, and a softening economic outlook - all against a backdrop of surging demand, cost pressures resulting from supply chain challenges, and impacts from Russia’s invasion of Ukraine.

As the economy continued to recover from the shutdowns due to the Covid-19 crisis, problems with global supply chains could not keep up with the surge in demand for goods and services. This led to rising price pressures and tight U.S. employment conditions. Russia’s invasion of Ukraine in Q1 2022 put additional upward pressure on prices, especially for oil and other commodity goods. U.S. inflation, as measured by the Consumer Price Index (“CPI”), was already growing by over +7% year-over-year at the end of 2021, and continued to accelerate in the early part of 2022, reaching a forty-year high of +9.1% in June, significantly above the target set by the U.S. Federal Reserve (“Fed”).

In an effort to combat surging inflation, the Fed embarked on an aggressive campaign of boosting policy rates, raising the Federal Funds Target Rate by +3.0%, from a level of 0.25% at the end of 2021 to 3.25% by October 31, 2022. The Fed’s actions and hawkish commentary regarding further interest rate actions, in combination with persistently high price pressures, caused economic growth to slow and financial markets to react negatively as investors turned more cautious. U.S. GDP slowed from the previous year, Treasury yields rose, yield spreads on credit securities widened, and equities reported negative returns.

U.S. high yield bonds traded down in 2022, generating negative returns, as the investment environment became more challenging as a result of aggressive Fed policy, higher prices and cost pressures, and an increasingly unfavorable outlook for economic growth. While higher than the previous year, high yield default rates remained below long-term averages throughout 2022, and supply-and-demand factors provided a positive backdrop as the amount of newly issued debt fell over 75% from the previous year.

As measured by the BofA Ice Cash Pay High Yield Constrained Index, a broad benchmark of the asset class, U.S. high yield returned -12.1% for the year-to-date period ending October 31, 2022. Returns were volatile, with strongly positive as well as negative months during this ten-month period.

Lower rated high yield bonds underperformed in 2022 as investors shifted away from riskier assets on growing fears of falling corporate cash flows and tighter borrowing conditions. The ICE CCC US Cash Pay High Yield Constrained Index was down nearly -16% for the period from December 31, 2021 to October 31, 2022. High yield securities with higher credit ratings were less impacted by risk-averse investors, with BB and single-B rated high yield bonds returning -12% and -11%, respectively, as measured by ICE Index Services.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx B Rated USD High Yield Corporate Bond ETF (XB) at net asset value and market price as compared to the ICE BofA Single-B US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx B Rated USD High Yield	Since
Corporate Bond ETF	Inception(2)
Net Asset Value	(1.45)%
Market Value	(5.16)%
ICE BofA Single-B US Cash Pay High Yield
Constrained Index	(1.38)%

(1)	The ICE BofA Single-B US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated B1 through B3, based on an average of Moody’s Investors Services Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx BB Rated USD High Yield Corporate Bond ETF (XBB) at net asset value and market price as compared to the ICE BofA BB US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx BB Rated USD High Yield	Since
Corporate Bond ETF	Inception(2)
Net Asset Value	(2.07)%
Market Value	(5.57)%
ICE BofA BB US Cash Pay High Yield
Constrained Index	(2.14)%

(1)	The ICE BofA BB US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated BB1 though BB3, based on an average of Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx CCC Rated USD High Yield Corporate Bond ETF (XCCC) at net asset value and market price as compared to the ICE CCC US Cash Pay High Yield Constrained Index(1) from the Fund’s inception date (May 24, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx CCC Rated USD High Yield	Since
Corporate Bond ETF	Inception(2)
Net Asset Value	(2.59)%
Market Value	(5.63)%
ICE CCC US Cash Pay High Yield
Constrained Index	(2.38)%

(1)	The ICE CCC US Cash Pay High Yield Constrained Index contains all bonds in the ICE BofA US Cash Pay High Yield Index (the “Underlying Index”) that are rated CCC1 through CCC3, based on an average of Moody’s Investors Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), but caps issuer exposure at 2%.
(2)	The Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

Fund Performance Overview (Unaudited) (Continued)

Emerging Markets

The key themes driving fixed income markets during 2022 were inflation pressures, rising interest rates, and a softening economic outlook - all against a backdrop of surging demand, cost pressures resulting from supply chain challenges, and impacts from Russia’s invasion of Ukraine.

As the economy continued to recover from the shutdowns due to the Covid-19 crisis, problems with global supply chains could not keep up with the surge in demand for goods and services. This led to rising price pressures and tight U.S. employment conditions. Russia’s invasion of Ukraine in Q1 2022 put additional upward pressure on prices, especially for oil and other commodity goods. U.S. inflation, as measured by the Consumer Price Index (“CPI”), was already growing by over +7% year-over-year at the end of 2021, and continued to accelerate in the early part of 2022, reaching a forty-year high of +9.1% in June, significantly above the target set by the U.S. Federal Reserve (“Fed”).

In an effort to combat surging inflation, the Fed embarked on an aggressive campaign of boosting policy rates, raising the Federal Funds Target Rate by +3.0%, from a level of 0.25% at the end of 2021 to 3.25% by October 31, 2022. The Fed’s actions and hawkish commentary regarding further interest rate actions, in combination with persistently high price pressures, caused economic growth to slow and financial markets to react negatively as investors turned more cautious. U.S. GDP slowed from the previous year, Treasury yields rose, yield spreads on credit securities widened, and equities reported negative returns.

The performance of emerging markets debt during 2022 was driven by rising inflation, tighter global monetary policy, a stronger U.S. dollar, and growing risk of recession. The geopolitical and inflationary shock from Russia’s invasion of Ukraine in Q1 2022 added to a risk-averse investment environment that affected emerging markets debt. During the year-to-date period ending October 31, 2022, U.S. dollar-denominated emerging markets debt returned -23.8%, as measured by the JP Morgan EMBI Global Diversified Index. While most of this negative return was due to rising U.S. Treasury yields, returns were adversely impacted by a +1.74% rise in the yield spread between emerging markets debt and equivalent Treasuries over this period.

Securities with shorter-dated maturities did not experience the same level of negative performance as longer dated bonds, as evidenced by the -18.7% return of the JP Morgan EMBI Global Diversified 1-10 Liquid Index, which excludes securities with maturities over ten years. On average, the sovereign debt of countries based in the Middle East fared better than the rest of the asset class, as the rise in oil prices bolstered their fiscal health. Conversely, countries based in Europe were harder hit on average by the increase in oil and commodity prices. Countries based in Africa, Asia, and Latin American in aggregate performed closer to the average.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (XEMD) at net asset value and market price as compared to the J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index(1) from the Fund’s inception date (June 28, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx JP Morgan USD Emerging Markets	Since
1-10 Year Bond ETF	Inception(2)
Net Asset Value	(3.78)%
Market Value	(4.32)%
J.P. Morgan EMBI Global Diversified Liquid
1-10 Year Maturity Index	(3.65)%

(1)	The J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index contains all bonds with at least $1 billion in face amount outstanding in the J.P. Morgan EMBI Global Diversified Index (the “Underlying Index”) that have an average life below 10 years at each month-end rebalance. The Underlying Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark that tracks the total return of actively-traded external debt instruments in emerging market countries.
(2)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

Fund Performance Overview (Unaudited) (Continued)

U.S. Treasury

The key themes driving fixed income markets during 2022 were inflation pressures, rising interest rates, and a softening economic outlook - all against a backdrop of surging demand, cost pressures resulting from supply chain challenges, and impacts from Russia’s invasion of Ukraine.

As the economy continued to recover from the shutdowns due to the Covid-19 crisis, problems with global supply chains could not keep up with the surge in demand for goods and services. This led to rising price pressures and tight U.S. employment conditions. Russia’s invasion of Ukraine in Q1 2022 put additional upward pressure on prices, especially for oil and other commodity goods. U.S. inflation, as measured by the Consumer Price Index (“CPI”), was already growing by over +7% year-over-year at the end of 2021, and continued to accelerate in the early part of 2022, reaching a forty-year high of +9.1% in June, significantly above the target set by the U.S. Federal Reserve (“Fed”).

In an effort to combat surging inflation, the Fed embarked on an aggressive campaign of boosting policy rates, raising the Federal Funds Target Rate by +3.0%, from a level of 0.25% at the end of 2021 to 3.25% by October 31, 2022. The Fed’s actions and hawkish commentary regarding further interest rate actions, in combination with persistently high price pressures, caused economic growth to slow and financial markets to react negatively as investors turned more cautious. U.S. GDP slowed from the previous year, Treasury yields rose, yield spreads on credit securities widened, and equities reported negative returns.

Yields on Treasuries rose in 2022 as bond prices fell on investor reaction to Fed policy actions, Fed commentary, and inflationary data. Shorter-dated issues, which are the most sensitive to Fed policy actions, saw the most significant upward yield moves. From December 31, 2021, to October 31, 2022, the yield on the 2-year Treasury rose by +3.75%, from 0.73% to 4.49%. Longer-dated securities, which encompass market expectations of economic growth and inflation further into the future, saw less severe yield increases.

The yield on the 10-year note rose by +2.54%, from 1.51% to 4.05%, for the same period, while the 30-year bond yield rose from 1.90% to 4.17%. The difference in yield between the 10-year and 2-year Treasuries, a common measure of the steepness of the Treasury yield curve, ended the period at -0.44%, the lowest level since 2000.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Six Month Target Duration US Treasury ETF (XHLF) at net asset value and market price as compared to the Bloomberg US Treasury 6 Month Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx Bloomberg Six Month	Since
Target Duration US Treasury ETF	Inception(2)
Net Asset Value	0.18%
Market Value	0.22%
Bloomberg US Treasury 6 Month
Duration Index	0.16%

(1)	The Bloomberg US Treasury 6 Month Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Bill Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 6 month target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg One Year Target Duration US Treasury ETF (XONE) at net asset value and market price as compared to the Bloomberg US Treasury 1 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx Bloomberg One Year	Since
Target Duration US Treasury ETF	Inception(2)
Net Asset Value	(0.20)%
Market Value	(0.14)%
Bloomberg US Treasury 1 Year
Duration Index	(0.17)%

(1)	The Bloomberg US Treasury 1 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Short Treasury Index and Bloomberg US Treasury Index (each an “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 1 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Two Year Target Duration US Treasury ETF (XTWO) at net asset value and market price as compared to the Bloomberg US Treasury 2 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx Bloomberg Two Year	Since
Target Duration US Treasury ETF	Inception(2)
Net Asset Value	(0.90)%
Market Value	(0.74)%
Bloomberg US Treasury 2 Year
Duration Index	(0.87)%

(1)	The Bloomberg US Treasury 2 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 2 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Three Year Target Duration US Treasury ETF (XTRE) at net asset value and market price as compared to the Bloomberg US Treasury 3 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx Bloomberg Three Year	Since
Target Duration US Treasury ETF	Inception(2)
Net Asset Value	(1.44)%
Market Value	(1.25)%
Bloomberg US Treasury 3 Year
Duration Index	(1.45)%

(1)	The Bloomberg US Treasury 3 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 3 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Five Year Target Duration US Treasury ETF (XFIV) at net asset value and market price as compared to the Bloomberg US Treasury 5 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx Bloomberg Five Year	Since
Target Duration US Treasury ETF	Inception(2)
Net Asset Value	(2.75)%
Market Value	(2.50)%
Bloomberg US Treasury 5 Year
Duration Index	(2.75)%

(1)	The Bloomberg US Treasury 5 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 5 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF (XSVN) at net asset value and market price as compared to the Bloomberg US Treasury 7 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx Bloomberg Seven Year	Since
Target Duration US Treasury ETF	Inception(2)
Net Asset Value	(3.92)%
Market Value	(3.75)%
Bloomberg US Treasury 7 Year
Duration Index	(3.88)%

(1)	The Bloomberg US Treasury 7 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 7 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF (XTEN) at net asset value and market price as compared to the Bloomberg US Treasury 10 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx Bloomberg Ten Year	Since
Target Duration US Treasury ETF	Inception(2)
Net Asset Value	(6.17)%
Market Value	(6.03)%
Bloomberg US Treasury 10 Year
Duration Index	(6.17)%

(1)	The Bloomberg US Treasury 10 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 10 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF Growth

Fund Performance Overview (Unaudited) (Continued)

The following graph depicts the hypothetical $10,000 investment in the BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (XTWY) at net asset value and market price as compared to the Bloomberg US Treasury 20 Year Duration Index(1) from the Fund’s inception date (September 13, 2022(2)) to October 31, 2022.

Cumulative Total Returns as of October 31, 2022
BondBloxx Bloomberg Twenty Year	Since
Target Duration US Treasury ETF	Inception(2)
Net Asset Value	(12.31)%
Market Value	(12.66)%
Bloomberg US Treasury 20 Year
Duration Index	(12.17)%

(1)	The Bloomberg US Treasury 20 Year Duration Index is comprised of certain U.S. Treasury notes and bonds that are included in the Bloomberg US Treasury Index (the “Underlying Index”). The Index is constructed using two underlying “duration buckets” of U.S. Treasury notes and bonds included in the Underlying Index that are weighted by market capitalization of their component securities and then blended according to the weighting required to match the 20 year target duration of the Index at the monthly rebalancing date.
(2)	The Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit https://bondbloxxetf.com/.

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund. One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $1,000 in the Fund at the beginning of the period (May 1, 2022) or on the date of each Fund’s commencement of investment operations, if later,(5)(6)(7) and held for the entire period until October 31, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Actual Expenses

The first line under each Fund in the tables below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratios for the Period	Expenses Paid During the Period(1)
Fund	5/1/2022	10/31/2022	10/31/2022	10/31/2022
BondBloxx USD High Yield Bond
Industrial Sector ETF
Actual Expenses	$1,000.00	$969.19	0.35%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Telecom, Media & Technology Sector ETF
Actual Expenses	$1,000.00	$952.44	0.35%	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Healthcare Sector ETF
Actual Expenses	$1,000.00	$885.55	0.35%	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios for the Period 10/31/2022	Expenses Paid During the Period(1) 10/31/2022
BondBloxx USD High Yield Bond
Financial & REIT Sector ETF
Actual Expenses	$1,000.00	$950.93	0.35%	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Energy Sector ETF
Actual Expenses	$1,000.00	$987.75	0.35%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Consumer Cyclicals Sector ETF
Actual Expenses	$1,000.00	$939.38	0.35%	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

BondBloxx USD High Yield Bond
Consumer Non-Cyclicals Sector ETF
Actual Expenses	$1,000.00	$974.45	0.35%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

Fund	Beginning Account Value 5/24/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios for the Period 10/31/2022	Expenses Paid During the Period(2) 10/31/2022
BondBloxx B Rated USD High Yield
Corporate Bond ETF(5)
Actual Expenses	$1,000.00	$985.48	0.30%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

BondBloxx BB Rated USD High Yield
Corporate Bond ETF(5)
Actual Expenses	$1,000.00	$979.28	0.20%	$0.87
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

BondBloxx CCC Rated USD High Yield
Corporate Bond ETF(5)
Actual Expenses	$1,000.00	$974.13	0.40%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04

Fund	Beginning Account Value 6/28/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios for the Period 10/31/2022	Expenses Paid During the Period(3) 10/31/2022
BondBloxx JP Morgan USD Emerging Markets
1-10 Year Bond ETF(6)
Actual Expenses	$1,000.00	$962.23	0.29%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 9/13/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios for the Period 10/31/2022	Expenses Paid During the Period(4) 10/31/2022
BondBloxx Bloomberg Six Month
Target Duration US Treasury ETF(7)
Actual Expenses	$1,000.00	$1,001.80	0.03%	$0.04
Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	0.03%	$0.15

BondBloxx Bloomberg One Year
Target Duration US Treasury ETF(7)
Actual Expenses	$1,000.00	$998.00	0.03%	$0.04
Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	0.03%	$0.15

BondBloxx Bloomberg Two Year
Target Duration US Treasury ETF(7)
Actual Expenses	$1,000.00	$990.99	0.05%	$0.07
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

BondBloxx Bloomberg Three Year
Target Duration US Treasury ETF(7)
Actual Expenses	$1,000.00	$985.56	0.05%	$0.07
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

BondBloxx Bloomberg Five Year
Target Duration US Treasury ETF(7)
Actual Expenses	$1,000.00	$972.47	0.05%	$0.06
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

BondBloxx Bloomberg Seven Year
Target Duration US Treasury ETF(7)
Actual Expenses	$1,000.00	$960.76	0.05%	$0.06
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

BondBloxx Bloomberg Ten Year
Target Duration US Treasury ETF(7)
Actual Expenses	$1,000.00	$938.28	0.075%	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.83	0.075%	$0.38

BondBloxx Bloomberg Twenty Year
Target Duration US Treasury ETF(7)
Actual Expenses	$1,000.00	$876.86	0.125%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	0.125%	$0.64

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days in the period, then divided by 365.
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 160 days in the period, then divided by 365.
(3)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 125 days in the period, then divided by 365.
(4)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 48 days in the period, then divided by 365.
(5)	The Funds commenced investment operations on May 24, 2022.
(6)	The Fund commenced investment operations on June 28, 2022.
(7)	The Funds commenced investment operations on September 13, 2022.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 96.7%
ADVERTISING – 0.1%
Summer BC Bidco B LLC(1)	5.50	10/31/26	$5,000	$3,987

AEROSPACE/DEFENSE – 10.5%
Bombardier, Inc.(1)	7.13	06/15/26	15,000	14,223
Bombardier, Inc.(1)	7.45	05/01/34	15,000	14,097
Bombardier, Inc.(1)	7.50	12/01/24	15,000	14,945
Bombardier, Inc.(1)	7.50	03/15/25	15,000	14,771
Bombardier, Inc.(1)	7.88	04/15/27	20,000	19,031
Hexcel Corp.	4.20	02/15/27	10,000	9,117
Howmet Aerospace, Inc.	3.00	01/15/29	10,000	8,348
Howmet Aerospace, Inc.	5.13	10/01/24	15,000	14,829
Howmet Aerospace, Inc.	5.90	02/01/27	10,000	9,843
Howmet Aerospace, Inc.	5.95	02/01/37	10,000	9,183
Howmet Aerospace, Inc.	6.88	05/01/25	10,000	10,239
Moog, Inc.(1)	4.25	12/15/27	10,000	8,965
Rolls-Royce PLC(1)	3.63	10/14/25	15,000	13,270
Rolls-Royce PLC(1)	5.75	10/15/27	15,000	13,595
Spirit AeroSystems, Inc.	4.60	06/15/28	10,000	7,181
Spirit AeroSystems, Inc.(1)	5.50	01/15/25	5,000	4,832
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	20,000	19,478
TransDigm, Inc.	4.63	01/15/29	25,000	21,329
TransDigm, Inc.	5.50	11/15/27	30,000	27,415
TransDigm, Inc.(1)	6.25	03/15/26	60,000	59,288
TransDigm, Inc.	6.38	06/15/26	25,000	24,158
TransDigm, Inc.(1)	8.00	12/15/25	15,000	15,281
Triumph Group, Inc.(1)	6.25	09/15/24	10,000	9,260
Triumph Group, Inc.	7.75	08/15/25	5,000	3,794
Triumph Group, Inc.(1)	8.88	06/01/24	10,000	10,120
				376,592
AIRLINES – 6.7%
Air Canada(1)	3.88	08/15/26	15,000	13,294
American Airlines Group, Inc.(1)	3.75	03/01/25	15,000	13,218
American Airlines, Inc.(1)	11.75	07/15/25	25,000	27,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	45,000	42,927
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	40,000	36,471
Delta Air Lines, Inc.	2.90	10/28/24	10,000	9,467
Delta Air Lines, Inc.	3.75	10/28/29	10,000	8,249
Delta Air Lines, Inc.	4.38	04/19/28	10,000	8,934
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	20,000	18,463
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	10,000	10,169
United Airlines Holdings, Inc.	4.88	01/15/25	15,000	14,341
United Airlines, Inc.(1)	4.38	04/15/26	15,000	13,718
United Airlines, Inc.(1)	4.63	04/15/29	25,000	21,426
				238,052
AUTO MANUFACTURERS – 0.2%
PM General Purchaser LLC(1)	9.50	10/01/28	10,000	8,622

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
AUTO PARTS & EQUIPMENT – 0.5%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	$10,000	$6,821
Titan International, Inc.	7.00	04/30/28	10,000	9,362
				16,183
BUILDING MATERIALS – 5.5%
Builders FirstSource, Inc.(1)	4.25	02/01/32	15,000	12,028
Builders FirstSource, Inc.(1)	5.00	03/01/30	5,000	4,302
Builders FirstSource, Inc.(1)	6.38	06/15/32	10,000	9,221
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	10,000	8,350
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	10,000	6,265
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	5,000	3,607
Eco Material Technologies, Inc.(1)	7.88	01/31/27	10,000	9,360
Griffon Corp.	5.75	03/01/28	15,000	13,781
JELD-WEN, Inc.(1)	4.63	12/15/25	15,000	12,402
Louisiana-Pacific Corp.(1)	3.63	03/15/29	5,000	4,073
Masonite International Corp.(1)	3.50	02/15/30	10,000	7,962
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	5,000	3,864
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	13,084
Oscar Acquisition Co LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	5,000	4,246
PGT Innovations, Inc.(1)	4.38	10/01/29	10,000	8,316
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	15,000	12,642
Standard Industries, Inc./NJ(1)	3.38	01/15/31	15,000	11,259
Standard Industries, Inc./NJ(1)	4.38	07/15/30	20,000	16,208
Standard Industries, Inc./NJ(1)	4.75	01/15/28	15,000	13,181
Standard Industries, Inc./NJ(1)	5.00	02/15/27	10,000	9,064
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	15,000	13,735
				196,950
CHEMICALS – 9.4%
Ashland LLC(1)	3.38	09/01/31	10,000	7,838
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	10,000	7,977
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	5,000	3,358
Avient Corp.(1)	5.75	05/15/25	20,000	19,602
Axalta Coating Systems LLC(1)	3.38	02/15/29	15,000	12,364
Chemours Co.(1)	4.63	11/15/29	10,000	7,825
Chemours Co.	5.38	05/15/27	15,000	13,454
Cornerstone Chemical Co.(1)	6.75	08/15/24	5,000	3,767
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	10,000	9,061
Element Solutions, Inc.(1)	3.88	09/01/28	10,000	8,526
HB Fuller Co.	4.00	02/15/27	10,000	9,164
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	10,000	8,460
Ingevity Corp.(1)	3.88	11/01/28	10,000	8,456
LSF11 A5 Hold Co LLC(1)	6.63	10/15/29	5,000	3,949
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	9,178
NOVA Chemicals Corp.(1)	4.25	05/15/29	10,000	8,179
NOVA Chemicals Corp.(1)	4.88	06/01/24	20,000	19,495
NOVA Chemicals Corp.(1)	5.00	05/01/25	10,000	9,537
NOVA Chemicals Corp.(1)	5.25	06/01/27	5,000	4,475
Olin Corp.	5.13	09/15/27	10,000	9,390
Olin Corp.	5.63	08/01/29	15,000	14,133

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CHEMICALS – 9.4% (Continued)
Olympus Water US Holding Corp.(1)	4.25	10/01/28	$15,000	$12,215
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	5,000	2,394
Rain CII Carbon LLC/CII Carbon Corp.(1)	7.25	04/01/25	5,000	4,294
Rayonier AM Products, Inc.(1)	7.63	01/15/26	10,000	8,706
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	15,000	13,055
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	10,000	8,050
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	10,000	7,974
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	10,000	8,201
SPCM SA(1)	3.13	03/15/27	10,000	8,802
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.38	09/01/25	15,000	11,626
Tronox, Inc.(1)	4.63	03/15/29	10,000	7,744
Valvoline, Inc.(1)	3.63	06/15/31	15,000	11,856
Venator Finance Sarl/Venator Materials LLC(1)	5.75	07/15/25	10,000	3,315
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	10,000	6,612
WR Grace Holdings LLC(1)	4.88	06/15/27	10,000	8,763
WR Grace Holdings LLC(1)	5.63	08/15/29	20,000	15,510
				337,305
COAL – 0.4%
SunCoke Energy, Inc.(1)	4.88	06/30/29	10,000	8,215
Warrior Met Coal, Inc.(1)	7.88	12/01/28	5,000	4,937
				13,152
COMMERCIAL SERVICES – 14.7%
ADT Security Corp.(1)	4.13	08/01/29	10,000	8,600
ADT Security Corp.(1)	4.88	07/15/32	10,000	8,531
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	15,000	12,845
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	20,000	13,935
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	30,000	28,707
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	10,000	8,718
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	15,000	12,578
APi Group DE, Inc.(1)	4.75	10/15/29	10,000	8,444
Aptim Corp.(1)	7.75	06/15/25	15,000	10,378
APX Group, Inc.(1)	5.75	07/15/29	10,000	7,902
APX Group, Inc.(1)	6.75	02/15/27	10,000	9,778
ASGN, Inc.(1)	4.63	05/15/28	10,000	8,906
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	15,000	13,030
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	10,000	9,214
Brink’s Co.(1)	4.63	10/15/27	15,000	13,900
CoreLogic, Inc.(1)	4.50	05/01/28	10,000	6,747
Garda World Security Corp.(1)	4.63	02/15/27	10,000	8,908
Garda World Security Corp.(1)	6.00	06/01/29	10,000	7,808
Garda World Security Corp.(1)	9.50	11/01/27	5,000	4,524
Gartner, Inc.(1)	3.75	10/01/30	15,000	12,637
Gartner, Inc.(1)	4.50	07/01/28	15,000	13,931
Grand Canyon University	4.13	10/01/24	10,000	9,400
Herc Holdings, Inc.(1)	5.50	07/15/27	20,000	18,956
Hertz Corp.(1)	4.63	12/01/26	10,000	8,540
Hertz Corp.(1)	5.00	12/01/29	10,000	7,949
NESCO Holdings II, Inc.(1)	5.50	04/15/29	10,000	8,789

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
COMMERCIAL SERVICES – 14.7% (Continued)
Nielsen Finance LLC/Nielsen Finance Co.(1)	4.50	07/15/29	$5,000	$5,017
Nielsen Finance LLC/Nielsen Finance Co.(1)	4.75	07/15/31	10,000	10,001
Nielsen Finance LLC/Nielsen Finance Co.(1)	5.63	10/01/28	15,000	14,922
Nielsen Finance LLC/Nielsen Finance Co.(1)	5.88	10/01/30	10,000	9,990
PECF USS Intermediate Holding III Corp.(1)	8.00	11/15/29	10,000	6,711
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	30,000	26,032
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	35,000	34,131
Sabre GLBL, Inc.(1)	7.38	09/01/25	15,000	14,115
Sabre GLBL, Inc.(1)	9.25	04/15/25	10,000	9,707
Sotheby’s(1)	7.38	10/15/27	15,000	14,541
TriNet Group, Inc.(1)	3.50	03/01/29	5,000	4,151
United Rentals North America, Inc.	3.75	01/15/32	10,000	8,124
United Rentals North America, Inc.	3.88	02/15/31	15,000	12,456
United Rentals North America, Inc.	4.00	07/15/30	15,000	12,797
United Rentals North America, Inc.	4.88	01/15/28	10,000	9,317
United Rentals North America, Inc.	5.25	01/15/30	10,000	9,293
United Rentals North America, Inc.	5.50	05/15/27	10,000	9,770
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	10,000	9,340
Williams Scotsman International, Inc.(1)	4.63	08/15/28	10,000	9,047
WW International, Inc.(1)	4.50	04/15/29	10,000	5,512
ZipRecruiter, Inc.(1)	5.00	01/15/30	10,000	8,197
				526,826
COMPUTERS – 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	10,000	8,219
Exela Intermediate LLC/Exela Finance, Inc.(1)	11.50	07/15/26	15,000	4,125
				12,344
DISTRIBUTION/WHOLESALE – 1.3%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	15,000	13,265
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	10,000	9,158
H&E Equipment Services, Inc.(1)	3.88	12/15/28	20,000	16,925
KAR Auction Services, Inc.(1)	5.13	06/01/25	4,000	3,857
Resideo Funding, Inc.(1)	4.00	09/01/29	5,000	4,107
				47,312
DIVERSIFIED FINANCIAL SERVICES – 0.5%
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	6.38	02/01/30	10,000	8,326
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	7.88	05/01/27	10,000	9,030
				17,356
ELECTRIC – 0.2%
Pike Corp.(1)	5.50	09/01/28	10,000	8,563

ELECTRICAL COMPONENTS & EQUIPMENT – 1.0%
WESCO Distribution, Inc.(1)	7.13	06/15/25	15,000	15,169
WESCO Distribution, Inc.(1)	7.25	06/15/28	20,000	20,318
				35,487
ELECTRONICS – 0.1%
Atkore, Inc.(1)	4.25	06/01/31	5,000	4,058

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
ENERGY-ALTERNATE SOURCES – 0.4%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	$15,000	$14,425

ENGINEERING & CONSTRUCTION – 3.2%
AECOM	5.13	03/15/27	15,000	14,238
Artera Services LLC(1)	9.03	12/04/25	15,000	12,569
Brand Industrial Services, Inc.(1)	8.50	07/15/25	15,000	10,821
Dycom Industries, Inc.(1)	4.50	04/15/29	10,000	8,736
Fluor Corp.	4.25	09/15/28	10,000	8,739
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	15,000	11,123
MasTec, Inc.(1)	6.63	08/15/29	10,000	9,994
Promontoria Holding 264 BV(1)	7.88	03/01/27	10,000	9,115
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	5,000	4,602
TopBuild Corp.(1)	4.13	02/15/32	10,000	7,844
Tutor Perini Corp.(1)	6.88	05/01/25	10,000	7,970
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	10,000	8,070
				113,821
ENVIRONMENTAL CONTROL – 3.2%
Clean Harbors, Inc.(1)	4.88	07/15/27	15,000	14,138
Covanta Holding Corp.(1)	4.88	12/01/29	10,000	8,539
Covanta Holding Corp.	5.00	09/01/30	10,000	8,350
GFL Environmental, Inc.(1)	3.50	09/01/28	10,000	8,504
GFL Environmental, Inc.(1)	3.75	08/01/25	10,000	9,474
GFL Environmental, Inc.(1)	4.00	08/01/28	10,000	8,677
GFL Environmental, Inc.(1)	4.38	08/15/29	10,000	8,485
GFL Environmental, Inc.(1)	4.75	06/15/29	5,000	4,369
GFL Environmental, Inc.(1)	5.13	12/15/26	10,000	9,534
Madison IAQ LLC(1)	4.13	06/30/28	10,000	8,298
Madison IAQ LLC(1)	5.88	06/30/29	10,000	6,878
Stericycle, Inc.(1)	3.88	01/15/29	10,000	8,703
Waste Pro USA, Inc.(1)	5.50	02/15/26	10,000	9,267
				113,216
FOOD SERVICE – 1.4%
Aramark Services, Inc.(1)	5.00	04/01/25	10,000	9,688
Aramark Services, Inc.(1)	5.00	02/01/28	10,000	9,127
Aramark Services, Inc.(1)	6.38	05/01/25	20,000	19,819
TKC Holdings, Inc.(1)	10.50	05/15/29	15,000	10,686
				49,320
FOREST PRODUCTS & PAPER – 1.4%
Clearwater Paper Corp.(1)	5.38	02/01/25	10,000	9,721
Domtar Corp.(1)	6.75	10/01/28	10,000	8,524
Glatfelter Corp.(1)	4.75	11/15/29	10,000	6,455
Mercer International, Inc.	5.13	02/01/29	15,000	12,356
Resolute Forest Products, Inc.(1)	4.88	03/01/26	5,000	4,943
Sylvamo Corp.(1)	7.00	09/01/29	10,000	9,308
				51,307
HOLDING COMPANIES-DIVERS – 0.5%
Stena International SA(1)	6.13	02/01/25	20,000	18,790

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
HOME BUILDERS – 4.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	$10,000	$7,527
Beazer Homes USA, Inc.	7.25	10/15/29	10,000	8,290
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	10,000	7,547
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	10,000	8,745
Century Communities, Inc.	6.75	06/01/27	15,000	14,342
Installed Building Products, Inc.(1)	5.75	02/01/28	5,000	4,425
KB Home	4.00	06/15/31	5,000	3,795
KB Home	6.88	06/15/27	10,000	9,686
KB Home	7.25	07/15/30	5,000	4,625
LGI Homes, Inc.(1)	4.00	07/15/29	5,000	3,842
M/I Homes, Inc.	3.95	02/15/30	10,000	7,440
Mattamy Group Corp.(1)	4.63	03/01/30	10,000	7,821
Meritage Homes Corp.(1)	3.88	04/15/29	10,000	8,051
Meritage Homes Corp.	6.00	06/01/25	10,000	9,720
Shea Homes LP/Shea Homes Funding Corp.(1)	4.75	04/01/29	10,000	8,168
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	5,000	4,155
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	5,000	4,590
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	10,000	9,391
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	10,000	9,841
Tri Pointe Homes, Inc.	5.70	06/15/28	10,000	8,680
				150,681
INTERNET – 1.4%
Uber Technologies, Inc.(1)	4.50	08/15/29	20,000	17,182
Uber Technologies, Inc.(1)	6.25	01/15/28	10,000	9,514
Uber Technologies, Inc.(1)	7.50	05/15/25	10,000	10,018
Uber Technologies, Inc.(1)	7.50	09/15/27	15,000	15,016
				51,730
IRON/STEEL – 3.2%
ATI, Inc.	4.88	10/01/29	15,000	12,632
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	5,000	4,554
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	10,000	9,429
Carpenter Technology Corp.	6.38	07/15/28	10,000	9,255
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	5,000	4,312
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	5,000	4,230
Cleveland-Cliffs, Inc.	5.88	06/01/27	10,000	9,323
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	10,000	9,944
Commercial Metals Co.	4.13	01/15/30	10,000	8,416
Commercial Metals Co.	4.38	03/15/32	5,000	4,084
Mineral Resources Ltd.(1)	8.13	05/01/27	10,000	9,972
Mineral Resources Ltd.(1)	8.50	05/01/30	15,000	14,785
TMS International Corp./DE(1)	6.25	04/15/29	5,000	3,514
United States Steel Corp.	6.88	03/01/29	9,000	8,272
				112,722
LODGING – 0.1%
Arrow Bidco LLC(1)	9.50	03/15/24	5,000	5,031

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.7%
BWX Technologies, Inc.(1)	4.13	04/15/29	$10,000	$8,660
Terex Corp.(1)	5.00	05/15/29	10,000	8,944
Weir Group PLC(1)	2.20	05/13/26	10,000	8,564
				26,168
MACHINERY-DIVERSIFIED – 1.7%
GrafTech Finance, Inc.(1)	4.63	12/15/28	10,000	8,118
Mueller Water Products, Inc.(1)	4.00	06/15/29	5,000	4,343
OT Merger Corp.(1)	7.88	10/15/29	5,000	3,237
SPX FLOW, Inc.(1)	8.75	04/01/30	10,000	8,139
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	10,000	8,199
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	30,000	26,971
				59,007
MEDIA – 0.3%
Cengage Learning, Inc.(1)	9.50	06/15/24	10,000	9,478

METAL FABRICATE/HARDWARE – 0.7%
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	10,000	9,679
Park-Ohio Industries, Inc.	6.63	04/15/27	10,000	7,015
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	10,000	8,787
				25,481
MINING – 5.2%
Arconic Corp.(1)	6.00	05/15/25	10,000	9,927
Arconic Corp.(1)	6.13	02/15/28	10,000	9,393
Coeur Mining, Inc.(1)	5.13	02/15/29	5,000	3,858
Compass Minerals International, Inc.(1)	6.75	12/01/27	10,000	9,422
Constellium SE(1)	3.75	04/15/29	15,000	11,749
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	20,000	15,934
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	10,000	8,973
FMG Resources August 2006 Pty Ltd.(1)	5.13	05/15/24	10,000	9,775
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	10,000	8,995
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	10,000	8,794
Hecla Mining Co.	7.25	02/15/28	10,000	9,501
Hudbay Minerals, Inc.(1)	4.50	04/01/26	5,000	4,399
Hudbay Minerals, Inc.(1)	6.13	04/01/29	10,000	8,303
IAMGOLD Corp.(1)	5.75	10/15/28	10,000	6,715
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	5,000	5,148
Kaiser Aluminum Corp.(1)	4.50	06/01/31	15,000	11,790
New Gold, Inc.(1)	7.50	07/15/27	5,000	4,271
Novelis Corp.(1)	3.25	11/15/26	10,000	8,778
Novelis Corp.(1)	3.88	08/15/31	15,000	11,657
Novelis Corp.(1)	4.75	01/30/30	15,000	12,772
Taseko Mines Ltd.(1)	7.00	02/15/26	5,000	4,168
				184,322
MISCELLANEOUS MANUFACTURER – 1.7%
Amsted Industries, Inc.(1)	5.63	07/01/27	15,000	13,896
FXI Holdings, Inc.(1)	12.25	11/15/26	20,000	17,394
Hillenbrand, Inc.	5.75	06/15/25	10,000	9,938

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
MISCELLANEOUS MANUFACTURER – 1.7% (Continued)
LSB Industries, Inc.(1)	6.25	10/15/28	$10,000	$9,102
Trinity Industries, Inc.	4.55	10/01/24	10,000	9,495
				59,825
OFFICE FURNISHINGS – 0.5%
Interface, Inc.(1)	5.50	12/01/28	10,000	7,906
Steelcase, Inc.	5.13	01/18/29	10,000	8,767
				16,673
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	10,000	6,429

PACKAGING & CONTAINERS – 10.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	10,000	8,225
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	10,000	7,612
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	10,000	9,611
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	10,000	8,620
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	20,000	18,904
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	10,000	7,045
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	10,000	7,045
Ball Corp.	2.88	08/15/30	20,000	15,566
Ball Corp.	3.13	09/15/31	10,000	7,684
Ball Corp.	4.00	11/15/23	15,000	14,707
Ball Corp.	5.25	07/01/25	20,000	19,785
Berry Global, Inc.(1)	5.63	07/15/27	10,000	9,498
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	10,000	8,568
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	10,000	9,507
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	10,000	8,811
Crown Americas LLC(1)	5.25	04/01/30	10,000	9,163
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	15,000	13,880
Graham Packaging Co., Inc.(1)	7.13	08/15/28	10,000	8,211
Graphic Packaging International LLC(1)	3.75	02/01/30	10,000	8,611
Graphic Packaging International LLC(1)	4.75	07/15/27	15,000	13,828
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	10,000	7,464
Mauser Packaging Solutions Holding Co.(1)	5.50	04/15/24	15,000	14,728
Mauser Packaging Solutions Holding Co.(1)	7.25	04/15/25	20,000	18,032
OI European Group BV(1)	4.75	02/15/30	10,000	8,414
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	10,000	9,569
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	25,000	22,190
Sealed Air Corp.(1)	4.00	12/01/27	10,000	8,923
Sealed Air Corp.(1)	5.00	04/15/29	5,000	4,568
Sealed Air Corp.(1)	5.50	09/15/25	10,000	9,813
Silgan Holdings, Inc.	4.13	02/01/28	10,000	9,176
Trident TPI Holdings, Inc.(1)	9.25	08/01/24	5,000	4,670
TriMas Corp.(1)	4.13	04/15/29	5,000	4,302
Trivium Packaging Finance BV(1)	5.50	08/15/26	15,000	13,831
Trivium Packaging Finance BV(1)	8.50	08/15/27	10,000	9,427
				359,988

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 3.2%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	$10,000	$8,287
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	5,000	4,083
Foundation Building Materials, Inc.(1)	6.00	03/01/29	5,000	3,462
LBM Acquisition LLC(1)	6.25	01/15/29	10,000	7,019
Park River Holdings, Inc.(1)	5.63	02/01/29	10,000	6,365
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	7,566
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	10,000	8,057
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	17,605
SRS Distribution, Inc.(1)	6.00	12/01/29	10,000	8,177
Staples, Inc.(1)	7.50	04/15/26	30,000	26,116
Staples, Inc.(1)	10.75	04/15/27	10,000	7,303
White Capital Buyer LLC(1)	6.88	10/15/28	10,000	8,499
				112,539
SOFTWARE – 1.1%
Camelot Finance SA(1)	4.50	11/01/26	10,000	9,366
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	15,000	12,899
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	10,000	8,357
Dun & Bradstreet Corp.(1)	5.00	12/15/29	10,000	8,497
				39,119
TRANSPORTATION – 0.9%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	5,000	3,730
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	10,000	8,150
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	10,000	9,434
XPO Logistics, Inc.(1)	6.25	05/01/25	10,000	10,115
				31,429
TOTAL CORPORATE BONDS (Cost - $3,869,621)				3,454,290

SHORT-TERM INVESTMENTS – 1.6%
TIME DEPOSITS – 1.6%
Sumitomo, Tokyo	2.43	11/01/22	58,426	58,426
TOTAL SHORT-TERM INVESTMENTS (Cost - $58,426)				58,426

TOTAL INVESTMENTS – 98.3% (Cost - $3,928,047)				$3,512,716
OTHER ASSETS LESS LIABILITIES – 1.7%				62,010
NET ASSETS – 100.0%				$3,574,726

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $2,829,824 and represents 79.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 98.1%
ADVERTISING – 2.9%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$10,000	$8,532
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	20,000	18,037
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	30,000	24,546
CMG Media Corp.(1)	8.88	12/15/27	10,000	8,502
Lamar Media Corp.	3.63	01/15/31	15,000	12,251
Lamar Media Corp.	3.75	02/15/28	15,000	13,202
National CineMedia LLC(1)	5.88	04/15/28	5,000	2,017
Stagwell Global LLC(1)	5.63	08/15/29	15,000	12,975
				100,062
AUTO PARTS & EQUIPMENT – 1.3%
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	25,000	24,246
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	20,000	19,634
				43,880
COMMERCIAL SERVICES – 0.3%
Cimpress PLC(1)	7.00	06/15/26	5,000	2,998
Deluxe Corp.(1)	8.00	06/01/29	10,000	8,356
				11,354
COMPUTERS – 5.1%
Ahead DB Holdings LLC(1)	6.63	05/01/28	5,000	4,068
Booz Allen Hamilton, Inc.(1)	3.88	09/01/28	15,000	13,244
Condor Merger Sub, Inc.(1)	7.38	02/15/30	25,000	20,718
Crowdstrike Holdings, Inc.	3.00	02/15/29	10,000	8,454
NCR Corp.(1)	5.13	04/15/29	25,000	21,036
NCR Corp.(1)	5.25	10/01/30	10,000	8,092
NCR Corp.(1)	5.75	09/01/27	10,000	9,665
Presidio Holdings, Inc.(1)	4.88	02/01/27	10,000	9,247
Presidio Holdings, Inc.(1)	8.25	02/01/28	5,000	4,457
Seagate HDD Cayman	4.09	06/01/29	15,000	12,035
Seagate HDD Cayman	4.13	01/15/31	10,000	7,534
Seagate HDD Cayman	4.88	03/01/24	15,000	14,642
Seagate HDD Cayman	4.88	06/01/27	10,000	9,261
Seagate HDD Cayman	5.75	12/01/34	10,000	8,146
Unisys Corp.(1)	6.88	11/01/27	10,000	8,382
Vericast Corp.(1)	11.00	09/15/26	15,000	14,775
Virtusa Corp.(1)	7.13	12/15/28	5,000	3,594
				177,350
ELECTRONICS – 2.9%
Coherent Corp.(1)	5.00	12/15/29	15,000	12,905
Imola Merger Corp.(1)	4.75	05/15/29	30,000	25,918
Sensata Technologies BV(1)	4.00	04/15/29	20,000	16,876
Sensata Technologies BV(1)	5.00	10/01/25	20,000	19,423
Sensata Technologies BV(1)	5.88	09/01/30	10,000	9,515
Sensata Technologies, Inc.(1)	3.75	02/15/31	10,000	7,986
TTM Technologies, Inc.(1)	4.00	03/01/29	10,000	8,366
				100,989

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
ENGINEERING & CONSTRUCTION – 0.5%
Cellnex Finance Co. SA(1)	3.88	07/07/41	$5,000	$3,072
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	15,000	13,237
				16,309
ENTERTAINMENT – 1.1%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	10,000	4,077
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	15,000	11,422
WMG Acquisition Corp.(1)	3.00	02/15/31	10,000	7,824
WMG Acquisition Corp.(1)	3.75	12/01/29	20,000	16,679
				40,002
INTERNET – 5.5%
ANGI Group LLC(1)	3.88	08/15/28	10,000	7,340
Arches Buyer, Inc.(1)	4.25	06/01/28	20,000	16,454
Cablevision Lightpath LLC(1)	3.88	09/15/27	10,000	8,515
Cars.com, Inc.(1)	6.38	11/01/28	10,000	8,680
Cogent Communications Group, Inc.(1)	3.50	05/01/26	10,000	9,040
Endurance International Group Holdings, Inc.(1)	6.00	02/15/29	10,000	6,700
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	10,000	8,319
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	10,000	9,381
ION Trading Technologies Sarl(1)	5.75	05/15/28	10,000	8,060
Match Group Holdings II LLC(1)	3.63	10/01/31	15,000	11,455
Match Group Holdings II LLC(1)	4.63	06/01/28	15,000	13,358
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	10,000	7,860
NortonLifeLock, Inc.(1)	5.00	04/15/25	15,000	14,590
NortonLifeLock, Inc.(1)	6.75	09/30/27	20,000	19,744
TripAdvisor, Inc.(1)	7.00	07/15/25	10,000	9,897
Twitter, Inc.(1)	3.88	12/15/27	10,000	10,103
Twitter, Inc.(1)	5.00	03/01/30	15,000	15,106
Ziff Davis, Inc.(1)	4.63	10/15/30	10,000	8,466
				193,068
MACHINERY-CONSTRUCTION & MINING – 0.2%
Vertiv Group Corp.(1)	4.13	11/15/28	10,000	8,723

MEDIA – 39.8%
Altice Financing SA(1)	5.75	08/15/29	45,000	35,432
AMC Networks, Inc.	4.25	02/15/29	15,000	11,618
AMC Networks, Inc.	4.75	08/01/25	15,000	13,745
Audacy Capital Corp.(1)	6.75	03/31/29	15,000	4,289
Cable One, Inc.(1)	4.00	11/15/30	10,000	8,161
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	40,000	31,666
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	25,000	18,415
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	35,000	28,465
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	35,000	27,710
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	25,000	19,006
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	40,000	33,687
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	20,000	16,048
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	35,000	31,736
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	45,000	41,768

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
MEDIA – 39.8% (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	$25,000	$22,375
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	15,000	14,458
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	20,000	18,462
CSC Holdings LLC(1)	3.38	02/15/31	15,000	10,905
CSC Holdings LLC(1)	4.13	12/01/30	15,000	11,838
CSC Holdings LLC(1)	4.50	11/15/31	30,000	23,405
CSC Holdings LLC(1)	4.63	12/01/30	35,000	25,258
CSC Holdings LLC	5.25	06/01/24	15,000	14,566
CSC Holdings LLC(1)	5.50	04/15/27	20,000	18,798
CSC Holdings LLC(1)	5.75	01/15/30	35,000	26,843
CSC Holdings LLC(1)	6.50	02/01/29	20,000	18,882
CSC Holdings LLC(1)	7.50	04/01/28	20,000	17,365
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	10,000	8,474
Diamond Sports Group LLC/Diamond Sports Finance Co.	5.38	08/15/26	39,000	7,849
Diamond Sports Group LLC/Diamond Sports Finance Co.(1)	6.63	08/15/27	20,000	1,050
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	50,000	45,123
DISH DBS Corp.	5.13	06/01/29	20,000	13,483
DISH DBS Corp.(1)	5.25	12/01/26	40,000	34,825
DISH DBS Corp.(1)	5.75	12/01/28	40,000	32,325
DISH DBS Corp.	5.88	11/15/24	30,000	27,702
DISH DBS Corp.	7.38	07/01/28	15,000	11,397
DISH DBS Corp.	7.75	07/01/26	25,000	21,141
Gannett Holdings LLC(1)	6.00	11/01/26	5,000	3,748
GCI LLC(1)	4.75	10/15/28	10,000	8,441
Gray Escrow II, Inc.(1)	5.38	11/15/31	15,000	12,058
Gray Television, Inc.(1)	4.75	10/15/30	15,000	11,886
Gray Television, Inc.(1)	5.88	07/15/26	20,000	18,899
iHeartCommunications, Inc.(1)	5.25	08/15/27	20,000	18,256
iHeartCommunications, Inc.	8.38	05/01/27	30,000	27,001
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	30,000	28,012
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	20,000	17,664
News Corp.(1)	3.88	05/15/29	10,000	8,621
News Corp.(1)	5.13	02/15/32	10,000	8,941
Nexstar Media, Inc.(1)	5.63	07/15/27	35,000	33,121
Paramount Global	6.25	02/28/57	10,000	8,403
Paramount Global	6.38	03/30/62	15,000	12,715
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	15,000	12,705
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	15,000	9,486
Scripps Escrow II, Inc.(1)	5.38	01/15/31	15,000	12,207
Scripps Escrow, Inc.(1)	5.88	07/15/27	10,000	9,073
Sinclair Television Group, Inc.(1)	4.13	12/01/30	15,000	11,588
Sinclair Television Group, Inc.(1)	5.13	02/15/27	10,000	8,418
Sirius XM Radio, Inc.(1)	3.13	09/01/26	20,000	17,915
Sirius XM Radio, Inc.(1)	3.88	09/01/31	20,000	16,039
Sirius XM Radio, Inc.(1)	4.00	07/15/28	25,000	21,532
Sirius XM Radio, Inc.(1)	4.13	07/01/30	20,000	16,402
Sirius XM Radio, Inc.(1)	5.00	08/01/27	20,000	18,440
Sirius XM Radio, Inc.(1)	5.50	07/01/29	15,000	13,857
Spanish Broadcasting System, Inc.(1)	9.75	03/01/26	5,000	3,080
TEGNA, Inc.(1)	4.75	03/15/26	15,000	14,598

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
MEDIA – 39.8% (Continued)
TEGNA, Inc.	5.00	09/15/29	$20,000	$18,989
Townsquare Media, Inc.(1)	6.88	02/01/26	10,000	9,460
Univision Communications, Inc.(1)	4.50	05/01/29	15,000	12,663
Univision Communications, Inc.(1)	5.13	02/15/25	25,000	24,198
Univision Communications, Inc.(1)	6.63	06/01/27	20,000	19,791
Univision Communications, Inc.(1)	7.38	06/30/30	10,000	9,687
UPC Broadband FinCo. BV(1)	4.88	07/15/31	20,000	16,844
Urban One, Inc.(1)	7.38	02/01/28	10,000	8,762
Videotron Ltd.(1)	3.63	06/15/29	10,000	8,436
Videotron Ltd.(1)	5.38	06/15/24	15,000	14,936
Virgin Media Finance PLC(1)	5.00	07/15/30	25,000	20,081
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	30,000	27,318
VZ Secured Financing BV(1)	5.00	01/15/32	25,000	19,967
Ziggo Bond Co. BV(1)	6.00	01/15/27	10,000	9,021
Ziggo BV(1)	4.88	01/15/30	15,000	12,628
				1,384,157
OFFICE/BUSINESS EQUIPMENT – 0.7%
Xerox Corp.	4.80	03/01/35	10,000	6,193
Xerox Holdings Corp.(1)	5.00	08/15/25	10,000	9,052
Xerox Holdings Corp.(1)	5.50	08/15/28	10,000	7,929
				23,174
PACKAGING & CONTAINERS – 0.5%
LABL, Inc.(1)	5.88	11/01/28	20,000	17,411

SEMICONDUCTORS – 1.2%
Amkor Technology, Inc.(1)	6.63	09/15/27	10,000	9,886
Entegris Escrow Corp.(1)	5.95	06/15/30	15,000	13,724
Entegris, Inc.(1)	3.63	05/01/29	10,000	8,173
ON Semiconductor Corp.(1)	3.88	09/01/28	10,000	8,836
				40,619
SOFTWARE – 7.6%
Boxer Parent Co., Inc.(1)	7.13	10/02/25	15,000	14,772
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	10,000	9,581
Elastic NV(1)	4.13	07/15/29	10,000	8,373
Fair Isaac Corp.(1)	4.00	06/15/28	15,000	13,612
MicroStrategy, Inc.(1)	6.13	06/15/28	10,000	8,583
Open Text Corp.(1)	3.88	12/01/29	25,000	19,870
Open Text Holdings, Inc.(1)	4.13	02/15/30	20,000	15,972
Picard Midco, Inc.(1)	6.50	03/31/29	60,000	52,130
Playtika Holding Corp.(1)	4.25	03/15/29	10,000	8,347
PTC, Inc.(1)	3.63	02/15/25	15,000	14,316
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	10,000	6,622
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	7,000	2,956
ROBLOX Corp.(1)	3.88	05/01/30	15,000	12,400
Rocket Software, Inc.(1)	6.50	02/15/29	10,000	8,007
Skillz, Inc.(1)	10.25	12/15/26	5,000	3,425
SS&C Technologies, Inc.(1)	5.50	09/30/27	30,000	27,946
Twilio, Inc.	3.63	03/15/29	7,000	5,791

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
SOFTWARE – 7.6% (Continued)
Twilio, Inc.	3.88	03/15/31	$5,000	$4,086
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	25,000	21,093
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	10,000	8,373
				266,255
TELECOMMUNICATIONS – 28.5%
Altice France Holding SA(1)	6.00	02/15/28	20,000	12,982
Altice France Holding SA(1)	10.50	05/15/27	20,000	15,629
Altice France SA/France(1)	5.13	07/15/29	35,000	26,425
Altice France SA/France(1)	5.50	01/15/28	20,000	15,854
Altice France SA/France(1)	5.50	10/15/29	25,000	19,111
Altice France SA/France(1)	8.13	02/01/27	25,000	22,925
Avaya, Inc.(1)	6.13	09/15/28	15,000	6,339
British Telecommunications PLC(1)	4.88	11/23/81	10,000	7,936
C&W Senior Financing DAC(1)	6.88	09/15/27	25,000	21,741
CommScope Technologies LLC(1)	5.00	03/15/27	15,000	12,184
CommScope Technologies LLC(1)	6.00	06/15/25	20,000	18,697
CommScope, Inc.(1)	4.75	09/01/29	20,000	16,942
CommScope, Inc.(1)	6.00	03/01/26	20,000	19,327
CommScope, Inc.(1)	8.25	03/01/27	15,000	13,340
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	30,000	28,249
Consolidated Communications, Inc.(1)	6.50	10/01/28	15,000	12,304
Embarq Corp.	8.00	06/01/36	20,000	8,096
Frontier Communications Holdings LLC(1)	5.00	05/01/28	40,000	35,075
Frontier Communications Holdings LLC(1)	5.88	10/15/27	20,000	18,425
Frontier Communications Holdings LLC(1)	6.00	01/15/30	25,000	19,608
Frontier Communications Holdings LLC(1)	8.75	05/15/30	15,000	15,343
GoTo Group, Inc.(1)	5.50	09/01/27	15,000	8,738
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	18,893
Iliad Holding SASU(1)	6.50	10/15/26	30,000	27,831
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	40,000	36,810
Level 3 Financing, Inc.(1)	3.75	07/15/29	25,000	19,061
Level 3 Financing, Inc.(1)	4.25	07/01/28	25,000	20,693
Level 3 Financing, Inc.(1)	4.63	09/15/27	20,000	17,403
Lumen Technologies, Inc.(1)	4.00	02/15/27	25,000	21,293
Lumen Technologies, Inc.(1)	4.50	01/15/29	15,000	10,617
Lumen Technologies, Inc.(1)	5.38	06/15/29	15,000	11,041
Lumen Technologies, Inc.	7.60	09/15/39	15,000	10,072
Millicom International Cellular SA(1)	4.50	04/27/31	10,000	7,521
Millicom International Cellular SA(1)	6.25	03/25/29	13,500	11,845
Nokia OYJ	6.63	05/15/39	10,000	9,136
Sprint Capital Corp.	6.88	11/15/28	35,000	36,172
Sprint Capital Corp.	8.75	03/15/32	25,000	29,376
Sprint Corp.	7.13	06/15/24	35,000	35,430
Sprint Corp.	7.63	02/15/25	20,000	20,577
Sprint Corp.	7.63	03/01/26	20,000	20,908
Switch Ltd.(1)	3.75	09/15/28	15,000	15,187
Telecom Italia Capital SA	6.00	09/30/34	25,000	18,305
Telecom Italia Capital SA	7.20	07/18/36	5,000	3,906

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
TELECOMMUNICATIONS – 28.5% (Continued)
Telecom Italia Capital SA	7.72	06/04/38	$25,000	$19,936
Telecom Italia SpA/Milano(1)	5.30	05/30/24	25,000	23,563
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	10,000	4,735
Telesat Canada/Telesat LLC(1)	6.50	10/15/27	10,000	3,501
United States Cellular Corp.	6.70	12/15/33	10,000	9,537
Viasat, Inc.(1)	5.63	09/15/25	10,000	9,245
Viasat, Inc.(1)	5.63	04/15/27	10,000	9,264
Viavi Solutions, Inc.(1)	3.75	10/01/29	10,000	8,363
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	15,000	11,956
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	20,000	16,200
Vodafone Group PLC	3.25	06/04/81	15,000	12,051
Vodafone Group PLC	4.13	06/04/81	15,000	10,676
Vodafone Group PLC	5.13	06/04/81	10,000	6,934
Vodafone Group PLC	7.00	04/04/79	25,000	23,806
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	20,000	17,362
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	20,000	15,487
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	15,000	10,005
				989,968
TOTAL CORPORATE BONDS (Cost - $3,902,225)				3,413,321

SHORT-TERM INVESTMENTS – 1.9%
TIME DEPOSITS – 1.9%
JP Morgan Chase, New York	2.43	11/01/22	65,589	65,589
TOTAL SHORT-TERM INVESTMENTS (Cost - $65,589)				65,589

TOTAL INVESTMENTS – 100.0% (Cost - $3,967,814)				$3,478,910
OTHER LIABILITIES, LESS CASH AND OTHER ASSETS – (0.0)%				(46)
NET ASSETS – 100.0%				$3,478,864

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $2,801,596 and represents 80.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.7%
BIOTECHNOLOGY – 0.8%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$40,000	$24,039
Grifols Escrow Issuer SA(1)	4.75	10/15/28	55,000	43,042
				67,081
COMMERCIAL SERVICES – 8.6%
AMN Healthcare, Inc.(1)	4.00	04/15/29	30,000	25,939
AMN Healthcare, Inc.(1)	4.63	10/01/27	45,000	42,170
Carriage Services, Inc.(1)	4.25	05/15/29	35,000	26,987
HealthEquity, Inc.(1)	4.50	10/01/29	55,000	48,125
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	130,000	112,584
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	70,000	54,229
Service Corp. International/US	3.38	08/15/30	55,000	44,532
Service Corp. International/US	4.00	05/15/31	125,000	104,065
Service Corp. International/US	4.63	12/15/27	35,000	32,478
Service Corp. International/US	5.13	06/01/29	85,000	79,385
StoneMor, Inc.(1)	8.50	05/15/29	35,000	29,708
Verscend Escrow Corp.(1)	9.75	08/15/26	100,000	100,415
				700,617
HEALTHCARE-PRODUCTS – 11.0%
Avantor Funding, Inc.(1)	3.88	11/01/29	70,000	59,251
Avantor Funding, Inc.(1)	4.63	07/15/28	145,000	131,310
Garden Spinco Corp.(1)	8.63	07/20/30	25,000	25,752
Hologic, Inc.(1)	3.25	02/15/29	80,000	68,154
Hologic, Inc.(1)	4.63	02/01/28	40,000	37,458
Medline Borrower LP(1)	3.88	04/01/29	400,000	327,460
Medline Borrower LP(1)	5.25	10/01/29	220,000	171,712
Teleflex, Inc.(1)	4.25	06/01/28	30,000	27,196
Teleflex, Inc.	4.63	11/15/27	50,000	47,192
				895,485
HEALTHCARE-SERVICES – 49.7%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	35,000	31,630
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	50,000	46,457
AHP Health Partners, Inc.(1)	5.75	07/15/29	30,000	23,028
Air Methods Corp.(1)	8.00	05/15/25	45,000	23,516
Akumin Escrow, Inc.(1)	7.50	08/01/28	50,000	36,000
Akumin, Inc.(1)	7.00	11/01/25	20,000	16,206
Cano Health LLC(1)	6.25	10/01/28	30,000	24,138
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	40,000	32,791
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	60,000	48,590
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	50,000	47,098
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	75,000	64,976
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	35,000	29,489
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	20,000	18,221
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	80,000	53,709
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	150,000	104,167
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	160,000	127,824
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	80,000	59,594

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
HEALTHCARE-SERVICES – 49.7% (Continued)
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	$110,000	$45,372
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	65,000	24,900
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	150,000	60,725
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	185,000	159,922
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	65,000	52,784
DaVita, Inc.(1)	3.75	02/15/31	145,000	105,126
DaVita, Inc.(1)	4.63	06/01/30	235,000	183,599
Encompass Health Corp.	4.50	02/01/28	70,000	62,818
Encompass Health Corp.	4.63	04/01/31	25,000	20,663
Encompass Health Corp.	4.75	02/01/30	75,000	64,103
Encompass Health Corp.	5.75	09/15/25	35,000	34,724
Envision Healthcare Corp.(1)	8.75	10/15/26	40,000	12,089
Global Medical Response, Inc.(1)	6.50	10/01/25	55,000	43,850
Hadrian Merger Sub, Inc.(1)	8.50	05/01/26	30,000	27,387
IQVIA, Inc.(1)	5.00	10/15/26	90,000	86,025
IQVIA, Inc.(1)	5.00	05/15/27	100,000	95,426
Legacy LifePoint Health LLC(1)	4.38	02/15/27	50,000	39,541
Legacy LifePoint Health LLC(1)	6.75	04/15/25	55,000	48,799
LifePoint Health, Inc.(1)	5.38	01/15/29	40,000	25,612
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	60,000	51,142
ModivCare, Inc.(1)	5.88	11/15/25	15,000	14,271
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	46,867
Molina Healthcare, Inc.(1)	3.88	05/15/32	65,000	54,382
Molina Healthcare, Inc.(1)	4.38	06/15/28	70,000	62,890
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	35,000	30,150
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	75,000	65,539
Radiology Partners, Inc.(1)	9.25	02/01/28	60,000	31,887
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	120,000	95,924
RP Escrow Issuer LLC(1)	5.25	12/15/25	75,000	56,267
Select Medical Corp.(1)	6.25	08/15/26	105,000	100,254
Surgery Center Holdings, Inc.(1)	6.75	07/01/25	15,000	14,121
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	65,000	63,178
Syneos Health, Inc.(1)	3.63	01/15/29	55,000	45,673
Team Health Holdings, Inc.(1)	6.38	02/01/25	55,000	41,645
Tenet Healthcare Corp.(1)	4.25	06/01/29	120,000	101,283
Tenet Healthcare Corp.(1)	4.38	01/15/30	135,000	113,501
Tenet Healthcare Corp.	4.63	07/15/24	75,000	73,227
Tenet Healthcare Corp.(1)	4.63	09/01/24	40,000	38,707
Tenet Healthcare Corp.(1)	4.63	06/15/28	65,000	57,189
Tenet Healthcare Corp.(1)	4.88	01/01/26	180,000	170,444
Tenet Healthcare Corp.(1)	5.13	11/01/27	115,000	106,206
Tenet Healthcare Corp.(1)	6.13	10/01/28	220,000	190,768
Tenet Healthcare Corp.(1)	6.13	06/15/30	185,000	171,092
Tenet Healthcare Corp.(1)	6.25	02/01/27	145,000	138,646
Tenet Healthcare Corp.	6.88	11/15/31	20,000	17,003
Toledo Hospital	5.33	11/15/28	25,000	16,613
Toledo Hospital	6.02	11/15/48	60,000	39,900
US Acute Care Solutions LLC(1)	6.38	03/01/26	55,000	50,001
US Renal Care, Inc.(1)	10.63	07/15/27	30,000	12,135
				4,051,804

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
PHARMACEUTICALS – 24.8%
1375209 BC Ltd.(1)	9.00	01/30/28	$99,000	$96,278
180 Medical, Inc.(1)	3.88	10/15/29	50,000	42,323
AdaptHealth LLC(1)	4.63	08/01/29	55,000	46,467
AdaptHealth LLC(1)	5.13	03/01/30	60,000	52,181
AdaptHealth LLC(1)	6.13	08/01/28	15,000	13,894
Bausch Health Americas, Inc.(1)	9.25	04/01/26	50,000	29,015
Bausch Health Cos, Inc.(1)	4.88	06/01/28	140,000	86,047
Bausch Health Cos, Inc.(1)	5.00	02/15/29	25,000	9,794
Bausch Health Cos, Inc.(1)	5.25	01/30/30	75,000	29,241
Bausch Health Cos, Inc.(1)	5.50	11/01/25	155,000	124,146
Bausch Health Cos, Inc.(1)	5.75	08/15/27	45,000	28,501
Bausch Health Cos, Inc.(1)	6.13	02/01/27	80,000	52,734
Bausch Health Cos, Inc.(1)	9.00	12/15/25	50,000	32,263
Bausch Health Cos, Inc.(1)	11.00	09/30/28	216,000	167,400
Bausch Health Cos, Inc.(1)	14.00	10/15/30	38,000	21,945
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	45,000	37,391
Elanco Animal Health, Inc.	6.40	08/28/28	65,000	58,475
Embecta Corp.(1)	5.00	02/15/30	45,000	38,638
Horizon Therapeutics USA, Inc.(1)	5.50	08/01/27	55,000	53,071
Jazz Securities DAC(1)	4.38	01/15/29	135,000	120,153
Lannett Co., Inc.(1)	7.75	04/15/26	30,000	9,488
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	25,000	17,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	50,000	44,962
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	06/15/29	60,000	33,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	11.50	12/15/28	30,000	27,375
Option Care Health, Inc.(1)	4.38	10/31/29	45,000	38,922
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	190,000	167,720
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	170,000	144,662
Owens & Minor, Inc.(1)	4.50	03/31/29	30,000	23,278
Owens & Minor, Inc.(1)	6.63	04/01/30	65,000	54,195
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	35,000	27,066
Perrigo Finance Unlimited Co.	3.90	12/15/24	70,000	66,838
Perrigo Finance Unlimited Co.	4.38	03/15/26	55,000	51,667
Perrigo Finance Unlimited Co.	4.40	06/15/30	55,000	46,088
Perrigo Finance Unlimited Co.	4.90	12/15/44	35,000	23,043
PRA Health Sciences, Inc.(1)	2.88	07/15/26	45,000	40,626
Prestige Brands, Inc.(1)	3.75	04/01/31	65,000	52,271
Prestige Brands, Inc.(1)	5.13	01/15/28	20,000	18,618
				2,027,376
SOFTWARE – 2.8%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	210,000	164,172
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	25,000	22,624
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	45,000	39,788
				226,584
TOTAL CORPORATE BONDS (Cost - $8,792,703)				7,968,947

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
TIME DEPOSITS – 2.1%
JP Morgan Chase, New York	2.43	11/01/22	$169,815	$169,815
TOTAL SHORT-TERM INVESTMENTS (Cost - $169,815)				169,815

TOTAL INVESTMENTS – 99.8% (Cost - $8,962,518)				$8,138,762
OTHER ASSETS LESS LIABILITIES – 0.2%				20,302
NET ASSETS – 100.0%				$8,159,064

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $7,086,133 and represents 86.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 1.5%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$5,000	$4,132
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	20,000	16,572
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	35,000	31,569
				52,273
BANKS – 8.8%
Commerzbank AG(1)	8.13	09/19/23	10,000	9,966
Dresdner Funding Trust I(1)	8.15	06/30/31	20,000	20,525
Freedom Mortgage Corp.(1)	6.63	01/15/27	20,000	14,977
Freedom Mortgage Corp.(1)	8.25	04/15/25	25,000	21,409
Intesa Sanpaolo SpA(1),	4.20	06/01/32	20,000	13,558
Intesa Sanpaolo SpA(1),	4.95	06/01/42	20,000	11,728
Intesa Sanpaolo SpA(1)	5.02	06/26/24	70,000	66,107
Intesa Sanpaolo SpA(1)	5.71	01/15/26	25,000	23,306
Standard Chartered PLC(1),(2)	7.01	-	20,000	19,027
Synovus Financial Corp.	5.90	02/07/29	10,000	9,791
Texas Capital Bancshares, Inc.	4.00	05/06/31	15,000	13,001
UniCredit SpA(1)	5.46	06/30/35	45,000	33,569
UniCredit SpA(1)	5.86	06/19/32	25,000	20,729
UniCredit SpA(1)	7.30	04/02/34	35,000	29,724
				307,417
COMMERCIAL SERVICES – 4.1%
Block, Inc.	2.75	06/01/26	35,000	31,297
Block, Inc.	3.50	06/01/31	25,000	20,190
CoreCivic, Inc.	8.25	04/15/26	30,000	30,475
CPI CG, Inc.(1)	8.63	03/15/26	3,000	2,851
GEO Group, Inc.	10.50	06/30/28	10,000	10,014
MoneyGram International, Inc.(1)	5.38	08/01/26	10,000	9,835
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	20,000	14,329
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	16,375
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	10,000	9,234
				144,600
COMPUTERS – 0.4%
Diebold Nixdorf, Inc.(1)	9.38	07/15/25	20,000	14,919

DIVERSIFIED FINANCIAL SERVICES – 31.1%
Advisor Group Holdings, Inc.(1)	10.75	08/01/27	10,000	9,871
AerCap Holdings NV	5.88	10/10/79	20,000	18,023
AG Issuer LLC(1)	6.25	03/01/28	10,000	9,319
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	20,000	20,102
Ally Financial, Inc.	5.75	11/20/25	30,000	28,882
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	5,000	4,108
Armor Holdco, Inc.(1)	8.50	11/15/29	5,000	3,735
Brightsphere Investment Group, Inc.	4.80	07/27/26	10,000	8,982
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	15,000	12,656
Coinbase Global, Inc.(1)	3.38	10/01/28	10,000	6,559
Coinbase Global, Inc.(1)	3.63	10/01/31	45,000	26,759
Credit Acceptance Corp.(1)	5.13	12/31/24	10,000	9,313

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 31.1% (Continued)
Credit Acceptance Corp.	6.63	03/15/26	$10,000	$9,475
Curo Group Holdings Corp.(1)	7.50	08/01/28	20,000	11,849
Enact Holdings, Inc.(1)	6.50	08/15/25	20,000	19,748
Enova International, Inc.(1)	8.50	09/15/25	10,000	8,989
goeasy Ltd.(1)	4.38	05/01/26	10,000	8,591
goeasy Ltd.(1)	5.38	12/01/24	15,000	14,020
Hightower Holding LLC(1)	6.75	04/15/29	10,000	8,156
Home Point Capital, Inc.(1)	5.00	02/01/26	20,000	11,848
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	15,000	13,292
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	25,000	19,680
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	10,000	8,340
LD Holdings Group LLC(1)	6.13	04/01/28	40,000	22,495
LFS Topco LLC(1)	5.88	10/15/26	10,000	7,836
LPL Holdings, Inc.(1)	4.00	03/15/29	35,000	30,636
LPL Holdings, Inc.(1)	4.38	05/15/31	5,000	4,363
Midcap Financial Issuer Trust(1)	5.63	01/15/30	20,000	15,433
Midcap Financial Issuer Trust(1)	6.50	05/01/28	15,000	12,786
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	10,000	7,500
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	20,000	16,271
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	25,000	19,244
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	15,000	13,380
Navient Corp.	4.88	03/15/28	10,000	7,971
Navient Corp.	5.00	03/15/27	20,000	16,899
Navient Corp.	5.50	03/15/29	20,000	15,916
Navient Corp.	5.63	08/01/33	15,000	10,605
Navient Corp.	5.88	10/25/24	10,000	9,684
Navient Corp.	6.13	03/25/24	45,000	44,270
Navient Corp.	6.75	06/25/25	10,000	9,585
Navient Corp.	6.75	06/15/26	10,000	9,453
NFP Corp.(1)	4.88	08/15/28	30,000	25,929
NFP Corp.(1)	6.88	08/15/28	55,000	46,866
OneMain Finance Corp.	3.50	01/15/27	25,000	20,550
OneMain Finance Corp.	3.88	09/15/28	20,000	15,631
OneMain Finance Corp.	4.00	09/15/30	25,000	18,941
OneMain Finance Corp.	5.38	11/15/29	10,000	8,228
OneMain Finance Corp.	6.13	03/15/24	50,000	48,924
OneMain Finance Corp.	6.63	01/15/28	20,000	18,208
OneMain Finance Corp.	6.88	03/15/25	30,000	29,137
OneMain Finance Corp.	7.13	03/15/26	45,000	43,419
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,167
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	30,000	22,800
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	10,000	9,073
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	10,000	7,548
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	8,315
PRA Group, Inc.(1)	5.00	10/01/29	15,000	12,052
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	30,000	25,116
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	20,000	15,552
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	35,000	26,115
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	20,000	14,018
SLM Corp.	3.13	11/02/26	25,000	21,969

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 31.1% (Continued)
SLM Corp.	4.20	10/29/25	$10,000	$9,300
StoneX Group, Inc.(1)	8.63	06/15/25	10,000	9,887
United Wholesale Mortgage LLC(1)	5.50	11/15/25	15,000	13,580
United Wholesale Mortgage LLC(1)	5.50	04/15/29	20,000	15,143
United Wholesale Mortgage LLC(1)	5.75	06/15/27	25,000	20,525
World Acceptance Corp.(1)	7.00	11/01/26	10,000	6,275
				1,088,892
ELECTRIC – 0.4%
Terraform Global Operating LLC(1)	6.13	03/01/26	15,000	13,850

ELECTRONICS – 0.1%
Likewize Corp.(1)	9.75	10/15/25	5,000	4,531

ENGINEERING & CONSTRUCTION – 0.2%
INNOVATE Corp.(1)	8.50	02/01/26	10,000	7,500

INSURANCE – 10.9%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	15,000	12,275
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	15,000	12,462
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	35,000	32,975
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	15,000	13,538
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	25,000	21,098
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	30,000	27,417
AmWINS Group, Inc.(1)	4.88	06/30/29	20,000	17,142
Assurant, Inc.	7.00	03/27/48	15,000	14,301
AssuredPartners, Inc.(1)	5.63	01/15/29	30,000	24,719
AssuredPartners, Inc.(1)	7.00	08/15/25	15,000	14,393
BroadStreet Partners, Inc.(1)	5.88	04/15/29	15,000	12,074
Enstar Finance LLC	5.50	01/15/42	10,000	7,873
Enstar Finance LLC	5.75	09/01/40	15,000	13,361
Genworth Holdings, Inc.	6.50	06/15/34	10,000	8,315
Global Atlantic Finance Co.(1)	4.70	10/15/51	20,000	14,788
HUB International Ltd.(1)	5.63	12/01/29	10,000	8,587
HUB International Ltd.(1)	7.00	05/01/26	45,000	44,521
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	20,000	15,027
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	25,000	14,784
MGIC Investment Corp.	5.25	08/15/28	15,000	13,643
NMI Holdings, Inc.(1)	7.38	06/01/25	10,000	10,004
Ryan Specialty Group LLC(1)	4.38	02/01/30	10,000	8,562
USI, Inc./NY(1)	6.88	05/01/25	20,000	19,442
				381,301
INTERNET – 0.4%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	15,000	12,183

INVESTMENT COMPANIES – 5.0%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	5,000	3,656
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	35,000	30,189
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	15,000	12,562

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
INVESTMENT COMPANIES – 5.0% (Continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	$40,000	$38,980
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	45,000	41,545
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	35,000	33,664
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	15,000	14,596
				175,192
PIPELINES – 0.3%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	10,000	9,823

REAL ESTATE INVESTMENT TRUST (REITS) – 28.2%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	20,000	15,782
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	15,000	12,708
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	4.50	04/01/27	5,000	4,265
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	5.75	05/15/26	45,000	41,873
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	10,000	8,449
Diversified Healthcare Trust	4.38	03/01/31	10,000	6,626
Diversified Healthcare Trust	4.75	02/15/28	20,000	13,718
Diversified Healthcare Trust	9.75	06/15/25	23,000	21,722
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	20,000	16,177
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	20,000	16,305
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	15,000	10,373
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	10,000	9,547
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	20,000	16,539
Iron Mountain, Inc.(1)	4.50	02/15/31	30,000	24,356
Iron Mountain, Inc.(1)	4.88	09/15/27	25,000	23,181
Iron Mountain, Inc.(1)	4.88	09/15/29	30,000	25,871
Iron Mountain, Inc.(1)	5.00	07/15/28	30,000	26,882
Iron Mountain, Inc.(1)	5.25	03/15/28	15,000	13,837
Iron Mountain, Inc.(1)	5.25	07/15/30	30,000	25,929
Iron Mountain, Inc.(1)	5.63	07/15/32	10,000	8,597
iStar, Inc.	4.25	08/01/25	15,000	14,532
iStar, Inc.	4.75	10/01/24	20,000	19,797
iStar, Inc.	5.50	02/15/26	10,000	9,985
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	5,000	4,211
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	25,000	19,958
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	15,000	13,852
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	35,000	24,137
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	25,000	19,856
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	45,000	38,599
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	10,000	9,035
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	20,000	14,632
New Residential Investment Corp.(1)	6.25	10/15/25	15,000	13,184
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	30,000	26,380
RLJ Lodging Trust LP(1)	3.75	07/01/26	10,000	9,152
RLJ Lodging Trust LP(1)	4.00	09/15/29	20,000	16,787
SBA Communications Corp.	3.13	02/01/29	40,000	32,401
SBA Communications Corp.	3.88	02/15/27	45,000	40,582
Service Properties Trust	3.95	01/15/28	15,000	11,047
Service Properties Trust	4.35	10/01/24	30,000	27,588

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 28.2% (Continued)
Service Properties Trust	4.38	02/15/30	$20,000	$14,278
Service Properties Trust	4.50	03/15/25	30,000	26,589
Service Properties Trust	4.75	10/01/26	15,000	12,214
Service Properties Trust	4.95	02/15/27	10,000	8,110
Service Properties Trust	4.95	10/01/29	5,000	3,634
Service Properties Trust	5.25	02/15/26	25,000	21,662
Service Properties Trust	5.50	12/15/27	5,000	4,318
Starwood Property Trust, Inc.(1)	3.63	07/15/26	20,000	17,431
Starwood Property Trust, Inc.(1)	4.38	01/15/27	10,000	8,847
Starwood Property Trust, Inc.	4.75	03/15/25	25,000	23,453
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	20,000	13,697
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	7.88	02/15/25	70,000	69,404
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	45,000	32,398
XHR LP(1)	4.88	06/01/29	20,000	17,284
XHR LP(1)	6.38	08/15/25	5,000	4,906
				986,677
RETAIL – 0.6%
FirstCash, Inc.(1)	4.63	09/01/28	10,000	8,621
FirstCash, Inc.(1)	5.63	01/01/30	15,000	13,244
				21,865
SOFTWARE – 3.1%
ACI Worldwide, Inc.(1)	5.75	08/15/26	10,000	9,515
MSCI, Inc.(1)	3.25	08/15/33	15,000	11,630
MSCI, Inc.(1)	3.63	09/01/30	10,000	8,373
MSCI, Inc.(1)	3.63	11/01/31	15,000	12,380
MSCI, Inc.(1)	3.88	02/15/31	40,000	33,777
MSCI, Inc.(1)	4.00	11/15/29	35,000	30,450
				106,125
TRANSPORTATION – 0.4%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	15,000	13,415

TRUCKING & LEASING – 2.3%
AerCap Global Aviation Trust(1)	6.50	06/15/45	15,000	13,709
Fly Leasing Ltd.(1)	7.00	10/15/24	15,000	11,858
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	35,000	29,356
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	27,000	25,971
				80,894
TOTAL CORPORATE BONDS (Cost - $3,870,317)				3,421,457

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Sumitomo, Tokyo	2.43	11/01/22	34,839	34,839
TOTAL SHORT-TERM INVESTMENTS (Cost - $34,839)				34,839

TOTAL INVESTMENTS – 98.8% (Cost - $3,905,156)				$3,456,296
OTHER ASSETS LESS LIABILITIES – 1.2%				42,526
NET ASSETS – 100.0%				$3,498,822

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $2,279,914 and represents 65.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.5%
CHEMICALS – 1.1%
Methanex Corp.	4.25	12/01/24	$10,000	$9,691
Methanex Corp.	5.13	10/15/27	30,000	27,434
Methanex Corp.	5.25	12/15/29	40,000	34,308
Methanex Corp.	5.65	12/01/44	15,000	10,387
				81,820
OIL & GAS – 53.0%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	40,000	40,715
Antero Resources Corp.(1)	5.38	03/01/30	25,000	23,168
Antero Resources Corp.(1)	7.63	02/01/29	21,000	21,451
Apache Corp.	4.25	01/15/30	25,000	22,298
Apache Corp.	4.38	10/15/28	15,000	13,425
Apache Corp.	4.75	04/15/43	10,000	7,513
Apache Corp.	5.10	09/01/40	55,000	44,659
Apache Corp.	5.25	02/01/42	40,000	32,248
Apache Corp.	5.35	07/01/49	20,000	15,462
Apache Corp.	6.00	01/15/37	20,000	18,026
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	30,000	26,366
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	25,000	24,669
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	10,000	9,665
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	10,000	12,218
Baytex Energy Corp.(1)	8.75	04/01/27	20,000	20,479
Berry Petroleum Co. LLC(1)	7.00	02/15/26	10,000	8,965
California Resources Corp.(1)	7.13	02/01/26	45,000	44,229
Callon Petroleum Co.(1)	7.50	06/15/30	25,000	23,788
Callon Petroleum Co.(1)	8.00	08/01/28	45,000	44,945
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	10,000	9,479
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	20,000	20,814
Chesapeake Energy Corp.(1)	5.50	02/01/26	30,000	29,124
Chesapeake Energy Corp.(1)	5.88	02/01/29	15,000	14,193
Chesapeake Energy Corp.(1)	6.75	04/15/29	50,000	49,037
Chord Energy Corp.(1)	6.38	06/01/26	20,000	19,567
Citgo Holding, Inc.(1)	9.25	08/01/24	80,000	80,176
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	19,748
CITGO Petroleum Corp.(1)	7.00	06/15/25	70,000	69,012
Civitas Resources, Inc.(1)	5.00	10/15/26	10,000	9,221
CNX Resources Corp.(1)	6.00	01/15/29	40,000	37,395
CNX Resources Corp.(1)	7.25	03/14/27	12,000	11,928
CNX Resources Corp.(1)	7.38	01/15/31	15,000	14,908
Colgate Energy Partners III LLC(1)	5.88	07/01/29	35,000	32,717
Comstock Resources, Inc.(1)	5.88	01/15/30	55,000	49,773
Comstock Resources, Inc.(1)	6.75	03/01/29	55,000	52,780
Crescent Energy Finance LLC(1)	7.25	05/01/26	25,000	23,246
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	10,000	9,099
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	70,000	67,787
CVR Energy, Inc.(1)	5.25	02/15/25	20,000	19,306
CVR Energy, Inc.(1)	5.75	02/15/28	25,000	22,662
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	25,000	23,697
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	35,000	32,878

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 53.0% (Continued)
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	$55,000	$53,556
Energean PLC(1)	6.50	04/30/27	20,000	17,869
Energy Ventures Gom LLC/EnVen Finance Corp.(1)	11.75	04/15/26	9,500	9,769
Ensign Drilling, Inc.(1)	9.25	04/15/24	30,000	27,186
Global Marine, Inc.	7.00	06/01/28	15,000	9,675
Gulfport Energy Corp.(1)	8.00	05/17/26	10,000	9,986
Harbour Energy PLC(1)	5.50	10/15/26	20,000	18,051
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	20,000	18,345
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	15,000	13,603
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	30,000	27,335
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	35,000	32,999
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	30,000	27,555
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	30,000	29,692
Laredo Petroleum, Inc.(1)	7.75	07/31/29	20,000	19,028
Laredo Petroleum, Inc.	9.50	01/15/25	25,000	25,047
Laredo Petroleum, Inc.	10.13	01/15/28	25,000	24,602
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	10,000	9,728
Matador Resources Co.	5.88	09/15/26	45,000	44,325
MEG Energy Corp.(1)	5.88	02/01/29	35,000	33,506
MEG Energy Corp.(1)	7.13	02/01/27	50,000	50,951
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	35,000	32,277
Moss Creek Resources Holdings, Inc.(1)	10.50	05/15/27	15,000	14,425
Murphy Oil Corp.	5.75	08/15/25	14,000	13,820
Murphy Oil Corp.	5.88	12/01/27	25,000	24,310
Murphy Oil Corp.	6.13	12/01/42	20,000	15,802
Murphy Oil Corp.	6.38	07/15/28	15,000	14,697
Murphy Oil Corp.	7.05	05/01/29	20,000	19,797
Nabors Industries Ltd.(1)	7.25	01/15/26	20,000	19,349
Nabors Industries Ltd.(1)	7.50	01/15/28	10,000	9,289
Nabors Industries, Inc.	5.75	02/01/25	20,000	19,274
Nabors Industries, Inc.(1)	7.38	05/15/27	55,000	54,174
Neptune Energy Bondco PLC(1)	6.63	05/15/25	55,000	53,537
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	30,000	29,163
Occidental Petroleum Corp.	2.90	08/15/24	45,000	43,399
Occidental Petroleum Corp.	3.40	04/15/26	10,000	9,465
Occidental Petroleum Corp.	3.50	08/15/29	15,000	13,634
Occidental Petroleum Corp.	4.10	02/15/47	10,000	7,939
Occidental Petroleum Corp.	4.20	03/15/48	10,000	7,953
Occidental Petroleum Corp.	4.30	08/15/39	70,000	57,706
Occidental Petroleum Corp.	4.40	04/15/46	20,000	16,315
Occidental Petroleum Corp.	4.63	06/15/45	20,000	16,435
Occidental Petroleum Corp.	5.50	12/01/25	25,000	25,105
Occidental Petroleum Corp.	5.55	03/15/26	85,000	86,395
Occidental Petroleum Corp.	5.88	09/01/25	35,000	35,305
Occidental Petroleum Corp.	6.13	01/01/31	65,000	65,252
Occidental Petroleum Corp.	6.20	03/15/40	20,000	19,286
Occidental Petroleum Corp.	6.38	09/01/28	20,000	20,346
Occidental Petroleum Corp.	6.45	09/15/36	55,000	54,647
Occidental Petroleum Corp.	6.60	03/15/46	45,000	44,392

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 53.0% (Continued)
Occidental Petroleum Corp.	6.63	09/01/30	$50,000	$52,094
Occidental Petroleum Corp.	6.95	07/01/24	20,000	20,520
Occidental Petroleum Corp.	7.50	05/01/31	40,000	43,093
Occidental Petroleum Corp.	7.88	09/15/31	50,000	54,481
Occidental Petroleum Corp.	7.95	06/15/39	10,000	10,835
Occidental Petroleum Corp.	8.00	07/15/25	15,000	15,853
Occidental Petroleum Corp.	8.50	07/15/27	20,000	21,775
Occidental Petroleum Corp.	8.88	07/15/30	60,000	68,175
Parkland Corp.(1)	4.50	10/01/29	35,000	29,542
Parkland Corp.(1)	4.63	05/01/30	45,000	37,544
Parkland Corp.(1)	5.88	07/15/27	25,000	23,522
Patterson-UTI Energy, Inc.	3.95	02/01/28	25,000	22,095
Patterson-UTI Energy, Inc.	5.15	11/15/29	15,000	13,259
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	40,000	36,422
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	35,000	34,714
PDC Energy, Inc.	5.75	05/15/26	40,000	38,396
Permian Resources Operating LLC(1)	6.88	04/01/27	30,000	29,142
Petrofac Ltd.(1)	9.75	11/15/26	55,000	40,898
Precision Drilling Corp.(1)	6.88	01/15/29	25,000	23,027
Range Resources Corp.(1)	4.75	02/15/30	25,000	22,136
Range Resources Corp.	4.88	05/15/25	45,000	43,507
Range Resources Corp.	8.25	01/15/29	20,000	20,811
ROCC Holdings LLC(1)	9.25	08/15/26	20,000	19,756
Rockcliff Energy II LLC(1)	5.50	10/15/29	25,000	22,328
SM Energy Co.	6.50	07/15/28	25,000	24,289
SM Energy Co.	6.75	09/15/26	55,000	54,257
Southwestern Energy Co.	4.75	02/01/32	55,000	47,557
Southwestern Energy Co.	5.38	02/01/29	35,000	32,691
Southwestern Energy Co.	5.38	03/15/30	55,000	50,949
Southwestern Energy Co.	5.70	01/23/25	10,000	9,838
Southwestern Energy Co.	7.75	10/01/27	20,000	20,599
Southwestern Energy Co.	8.38	09/15/28	40,000	41,436
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	25,000	21,208
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	45,000	38,760
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	55,000	46,913
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	20,000	19,640
Talos Production, Inc.	12.00	01/15/26	25,000	26,549
Tap Rock Resources LLC(1)	7.00	10/01/26	20,000	18,705
Teine Energy Ltd.(1)	6.88	04/15/29	20,000	17,869
Transocean Guardian Ltd.(1)	5.88	01/15/24	8,142	7,925
Transocean Pontus Ltd.(1)	6.13	08/01/25	14,000	13,493
Transocean Poseidon Ltd.(1)	6.88	02/01/27	21,875	20,979
Transocean, Inc.	6.80	03/15/38	20,000	12,196
Transocean, Inc.(1)	7.25	11/01/25	15,000	13,261
Transocean, Inc.(1)	7.50	01/15/26	50,000	42,360
Transocean, Inc.	7.50	04/15/31	15,000	9,809
Transocean, Inc.(1)	8.00	02/01/27	30,000	24,372
Transocean, Inc.(1)	11.50	01/30/27	25,000	25,151
Vermilion Energy, Inc.(1)	6.88	05/01/30	30,000	28,108

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 53.0% (Continued)
Viper Energy Partners LP(1)	5.38	11/01/27	$25,000	$23,547
W&T Offshore, Inc.(1)	9.75	11/01/23	30,000	29,743
				3,985,261
OIL & GAS SERVICES – 4.6%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	40,000	37,278
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	15,000	14,307
Bristow Group, Inc.(1)	6.88	03/01/28	20,000	18,543
CGG SA(1)	8.75	04/01/27	20,000	17,716
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	10,000	8,932
Enerflex Ltd.(1)	9.00	10/15/27	30,000	29,231
KLX Energy Services Holdings, Inc.(1)	11.50	11/01/25	5,000	4,098
Oceaneering International, Inc.	4.65	11/15/24	15,000	14,377
Oceaneering International, Inc.	6.00	02/01/28	10,000	8,937
Transocean Phoenix 2 Ltd.(1)	7.75	10/15/24	4,000	3,982
Transocean Proteus Ltd.(1)	6.25	12/01/24	4,500	4,393
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	40,000	38,451
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	30,000	28,722
Weatherford International Ltd.(1)	6.50	09/15/28	20,000	19,132
Weatherford International Ltd.(1)	8.63	04/30/30	85,000	80,288
Welltec International ApS(1)	8.25	10/15/26	15,000	14,562
				342,949
PIPELINES – 38.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	35,000	32,003
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	30,000	28,637
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	35,000	33,053
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	20,000	20,426
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	35,000	34,644
Buckeye Partners LP	3.95	12/01/26	40,000	35,193
Buckeye Partners LP(1)	4.13	03/01/25	30,000	28,316
Buckeye Partners LP	4.13	12/01/27	50,000	43,503
Buckeye Partners LP(1)	4.50	03/01/28	20,000	17,379
Buckeye Partners LP	5.85	11/15/43	20,000	15,035
Cheniere Energy Partners LP	3.25	01/31/32	55,000	42,866
Cheniere Energy Partners LP	4.00	03/01/31	80,000	67,550
Cheniere Energy Partners LP	4.50	10/01/29	70,000	61,918
Cheniere Energy, Inc.	4.63	10/15/28	100,000	92,456
CNX Midstream Partners LP(1)	4.75	04/15/30	20,000	16,479
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	70,000	62,268
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	35,000	33,003
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	10,000	9,764
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	50,000	46,870
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	10,000	10,014
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	20,000	17,941
DT Midstream, Inc.(1)	4.13	06/15/29	40,000	34,679
DT Midstream, Inc.(1)	4.38	06/15/31	55,000	46,475
EnLink Midstream LLC	5.38	06/01/29	25,000	23,117
EnLink Midstream LLC(1)	5.63	01/15/28	20,000	19,198
EnLink Midstream LLC(1)	6.50	09/01/30	40,000	39,350

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
PIPELINES – 38.1% (Continued)
EnLink Midstream Partners LP	4.15	06/01/25	$19,000	$17,928
EnLink Midstream Partners LP	4.85	07/15/26	20,000	18,881
EnLink Midstream Partners LP	5.05	04/01/45	10,000	7,275
EnLink Midstream Partners LP	5.45	06/01/47	20,000	15,223
EnLink Midstream Partners LP	5.60	04/01/44	35,000	27,332
EQM Midstream Partners LP	4.00	08/01/24	6,000	5,690
EQM Midstream Partners LP(1)	4.50	01/15/29	50,000	42,623
EQM Midstream Partners LP(1)	4.75	01/15/31	60,000	50,286
EQM Midstream Partners LP	5.50	07/15/28	55,000	49,251
EQM Midstream Partners LP(1)	6.00	07/01/25	16,000	15,517
EQM Midstream Partners LP(1)	6.50	07/01/27	45,000	43,985
EQM Midstream Partners LP	6.50	07/15/48	20,000	15,429
EQM Midstream Partners LP(1)	7.50	06/01/27	30,000	29,660
EQM Midstream Partners LP(1)	7.50	06/01/30	20,000	19,477
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	15,000	14,057
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	24,007
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	20,000	19,124
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	70,000	67,919
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	25,000	22,652
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	15,000	14,280
Harvest Midstream I LP(1)	7.50	09/01/28	40,000	38,449
Hess Midstream Operations LP(1)	4.25	02/15/30	55,000	47,185
Hess Midstream Operations LP(1)	5.13	06/15/28	30,000	27,646
Hess Midstream Operations LP(1)	5.50	10/15/30	10,000	9,036
Hess Midstream Operations LP(1)	5.63	02/15/26	20,000	19,645
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	35,000	31,683
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	6.38	04/15/27	15,000	14,507
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	30,000	27,263
ITT Holdings LLC(1)	6.50	08/01/29	60,000	48,360
Kinetik Holdings LP(1)	5.88	06/15/30	50,000	46,967
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/28/25	15,000	14,627
New Fortress Energy, Inc.(1)	6.50	09/30/26	65,000	63,180
New Fortress Energy, Inc.(1)	6.75	09/15/25	75,000	73,736
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	60,000	54,380
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	10,000	7,815
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	11/01/23	20,000	19,529
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	60,000	43,841
Northriver Midstream Finance LP(1)	5.63	02/15/26	10,000	9,482
NuStar Logistics LP	5.75	10/01/25	25,000	24,160
NuStar Logistics LP	6.00	06/01/26	15,000	14,569
NuStar Logistics LP	6.38	10/01/30	60,000	55,741
Rattler Midstream LP(1)	5.63	07/15/25	20,000	20,563
Rockies Express Pipeline LLC(1)	3.60	05/15/25	10,000	9,314
Rockies Express Pipeline LLC(1)	4.80	05/15/30	45,000	38,088
Rockies Express Pipeline LLC(1)	4.95	07/15/29	10,000	8,787
Rockies Express Pipeline LLC(1)	6.88	04/15/40	20,000	16,358
Rockies Express Pipeline LLC(1)	7.50	07/15/38	10,000	8,742
Southeast Supply Header LLC(1)	4.25	06/15/24	40,000	36,191

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
PIPELINES – 38.1% (Continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1)	8.50	10/15/26	$40,000	$38,449
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	20,000	17,979
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	25,000	23,629
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	30,000	27,233
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	40,000	35,665
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	20,000	20,245
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	25,000	21,536
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	70,000	60,214
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	60,000	48,266
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	50,000	42,751
Western Midstream Operating LP	3.35	02/01/25	30,000	28,580
Western Midstream Operating LP	3.95	06/01/25	20,000	18,990
Western Midstream Operating LP	4.30	02/01/30	55,000	48,484
Western Midstream Operating LP	4.50	03/01/28	45,000	41,349
Western Midstream Operating LP	4.65	07/01/26	25,000	23,723
Western Midstream Operating LP	4.75	08/15/28	10,000	9,243
Western Midstream Operating LP	5.30	03/01/48	20,000	16,194
Western Midstream Operating LP	5.45	04/01/44	25,000	20,348
Western Midstream Operating LP	5.50	08/15/48	35,000	28,365
Western Midstream Operating LP	5.50	02/01/50	40,000	31,228
				2,865,048
RETAIL – 0.5%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	30,000	25,502
Vivo Energy Investments BV(1)	5.13	09/24/27	10,000	9,050
				34,552
WATER – 0.2%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	20,000	19,081
TOTAL CORPORATE BONDS (Cost - $7,731,048)				7,328,711

SHORT-TERM INVESTMENTS – 1.7%
TIME DEPOSITS – 1.7%
Sumitomo, Tokyo	2.43	11/01/22	128,936	128,936
TOTAL SHORT-TERM INVESTMENTS (Cost - $128,936)				128,936

TOTAL INVESTMENTS – 99.2% (Cost - $7,859,984)				$7,457,647
OTHER ASSETS LESS LIABILITIES – 0.8%				58,427
NET ASSETS – 100.0%				$7,516,074

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounted to $4,172,192 and represented 55.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 96.2%
APPAREL – 2.0%
Crocs, Inc.(1)	4.13	08/15/31	$5,000	$3,793
Crocs, Inc.(1)	4.25	03/15/29	25,000	19,969
Hanesbrands, Inc.(1)	4.63	05/15/24	35,000	34,123
Hanesbrands, Inc.(1)	4.88	05/15/26	25,000	22,987
Kontoor Brands, Inc.(1)	4.13	11/15/29	10,000	8,032
Levi Strauss & Co.(1)	3.50	03/01/31	10,000	8,014
Under Armour, Inc.	3.25	06/15/26	25,000	21,633
William Carter Co.(1)	5.63	03/15/27	10,000	9,521
Wolverine World Wide, Inc.(1)	4.00	08/15/29	10,000	7,915
				135,987
AUTO MANUFACTURERS – 15.3%
Allison Transmission, Inc.(1)	3.75	01/30/31	40,000	32,010
Allison Transmission, Inc.(1)	5.88	06/01/29	20,000	18,679
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	35,000	33,639
Ford Holdings LLC	9.30	03/01/30	15,000	16,849
Ford Motor Co.	3.25	02/12/32	60,000	45,151
Ford Motor Co.	4.35	12/08/26	25,000	23,298
Ford Motor Co.	4.75	01/15/43	55,000	38,400
Ford Motor Co.	5.29	12/08/46	45,000	33,421
Ford Motor Co.	6.10	08/19/32	20,000	18,337
Ford Motor Co.	6.63	10/01/28	50,000	49,389
Ford Motor Co.	7.40	11/01/46	10,000	9,222
Ford Motor Co.	7.45	07/16/31	50,000	50,236
Ford Motor Co.	9.63	04/22/30	15,000	16,765
Ford Motor Credit Co. LLC	2.30	02/10/25	25,000	22,660
Ford Motor Credit Co. LLC	2.70	08/10/26	20,000	17,355
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	16,285
Ford Motor Credit Co. LLC	2.90	02/10/29	15,000	11,794
Ford Motor Credit Co. LLC	3.37	11/17/23	30,000	28,998
Ford Motor Credit Co. LLC	3.38	11/13/25	105,000	95,448
Ford Motor Credit Co. LLC	3.63	06/17/31	25,000	19,495
Ford Motor Credit Co. LLC	3.81	01/09/24	35,000	33,845
Ford Motor Credit Co. LLC	3.82	11/02/27	25,000	21,532
Ford Motor Credit Co. LLC	4.00	11/13/30	30,000	24,343
Ford Motor Credit Co. LLC	4.06	11/01/24	30,000	28,834
Ford Motor Credit Co. LLC	4.13	08/17/27	25,000	22,255
Ford Motor Credit Co. LLC	4.27	01/09/27	65,000	58,838
Ford Motor Credit Co. LLC	4.39	01/08/26	25,000	23,128
Ford Motor Credit Co. LLC	4.54	08/01/26	30,000	27,680
Ford Motor Credit Co. LLC	4.95	05/28/27	25,000	22,925
Ford Motor Credit Co. LLC	5.11	05/03/29	20,000	17,915
Ford Motor Credit Co. LLC	5.13	06/16/25	40,000	38,656
Ford Motor Credit Co. LLC	5.58	03/18/24	40,000	39,452
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	45,000	31,882
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	55,000	50,864
Mclaren Finance PLC(1)	7.50	08/01/26	25,000	20,100
				1,059,680

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
AUTO PARTS & EQUIPMENT – 6.6%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	$30,000	$26,927
American Axle & Manufacturing, Inc.	5.00	10/01/29	15,000	12,211
American Axle & Manufacturing, Inc.	6.50	04/01/27	20,000	18,429
American Axle & Manufacturing, Inc.	6.88	07/01/28	20,000	18,506
Dana, Inc.	4.25	09/01/30	15,000	12,036
Dana, Inc.	4.50	02/15/32	15,000	11,490
Dana, Inc.	5.38	11/15/27	20,000	18,129
Dana, Inc.	5.63	06/15/28	30,000	27,195
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	25,000	21,902
Goodyear Tire & Rubber Co.	5.00	05/31/26	40,000	38,586
Goodyear Tire & Rubber Co.	5.00	07/15/29	25,000	21,744
Goodyear Tire & Rubber Co.	5.25	04/30/31	55,000	46,357
Goodyear Tire & Rubber Co.	5.25	07/15/31	15,000	12,729
Goodyear Tire & Rubber Co.	5.63	04/30/33	20,000	16,770
Goodyear Tire & Rubber Co.	9.50	05/31/25	25,000	26,012
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	30,000	21,580
Tenneco, Inc.	5.00	07/15/26	45,000	44,944
Tenneco, Inc.(1)	5.13	04/15/29	30,000	29,796
Wheel Pros, Inc.(1)	6.50	05/15/29	20,000	9,443
ZF North America Capital, Inc.(1)	4.75	04/29/25	20,000	18,741
				453,527
COMMERCIAL SERVICES – 0.3%
Metis Merger Sub LLC(1)	6.50	05/15/29	20,000	16,098
Rent-A-Center, Inc./TX(1)	6.38	02/15/29	10,000	7,805
				23,903
DISTRIBUTION/WHOLESALE – 0.1%
G-III Apparel Group Ltd.(1)	7.88	08/15/25	10,000	9,486

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Cobra Acquisition Co LLC(1)	6.38	11/01/29	20,000	13,330

ENTERTAINMENT – 18.9%
Affinity Gaming(1)	6.88	12/15/27	15,000	12,543
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	20,000	13,775
Boyne USA, Inc.(1)	4.75	05/15/29	15,000	13,158
Caesars Entertainment, Inc.(1)	4.63	10/15/29	60,000	48,119
Caesars Entertainment, Inc.(1)	6.25	07/01/25	130,000	127,042
Caesars Entertainment, Inc.(1)	8.13	07/01/27	30,000	29,228
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	30,000	29,344
CCM Merger, Inc.(1)	6.38	05/01/26	15,000	13,705
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	35,000	31,640
Cedar Fair LP	5.25	07/15/29	10,000	8,813
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	15,000	14,160
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	35,000	34,781
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	6.50	10/01/28	15,000	14,075

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
ENTERTAINMENT – 18.9% (Continued)
Churchill Downs, Inc.(1)	4.75	01/15/28	$10,000	$8,854
Churchill Downs, Inc.(1)	5.50	04/01/27	45,000	43,109
Cinemark USA, Inc.(1)	5.25	07/15/28	20,000	15,232
Cinemark USA, Inc.(1)	5.88	03/15/26	10,000	8,434
Cinemark USA, Inc.(1)	8.75	05/01/25	10,000	10,042
Empire Resorts, Inc.(1)	7.75	11/01/26	10,000	8,244
Everi Holdings, Inc.(1)	5.00	07/15/29	30,000	26,181
International Game Technology PLC(1)	4.13	04/15/26	50,000	46,488
International Game Technology PLC(1)	5.25	01/15/29	55,000	51,166
International Game Technology PLC(1)	6.50	02/15/25	25,000	25,048
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	20,000	17,667
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	15,000	13,091
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	25,000	22,280
Live Nation Entertainment, Inc.(1)	4.88	11/01/24	10,000	9,734
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	30,000	28,691
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	60,000	59,785
Merlin Entertainments Ltd.(1)	5.75	06/15/26	15,000	13,969
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	15,000	12,718
Mohegan Gaming & Entertainment(1)	8.00	02/01/26	60,000	50,725
Odeon FinCo. PLC(1)	12.75	11/01/27	25,000	22,380
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In(1)	8.50	11/15/27	40,000	42,944
Penn Entertainment, Inc.(1)	4.13	07/01/29	35,000	27,655
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	30,000	22,284
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	30,000	21,330
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	15,000	13,261
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	25,000	17,921
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	20,000	13,581
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	25,000	21,551
Scientific Games International, Inc.(1)	7.00	05/15/28	25,000	24,248
Scientific Games International, Inc.(1)	7.25	11/15/29	30,000	29,041
Scientific Games International, Inc.(1)	8.63	07/01/25	15,000	15,428
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	15,000	12,923
Six Flags Entertainment Corp.(1)	4.88	07/31/24	20,000	19,411
Six Flags Entertainment Corp.(1)	5.50	04/15/27	20,000	18,024
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	38,000	38,426
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	10,000	8,703
Universal Entertainment Corp.(1)	8.50	12/11/24	20,000	18,288
Vail Resorts, Inc.(1)	6.25	05/15/25	10,000	9,972
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	30,000	23,934
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.75	04/15/25	25,000	24,412
				1,307,558
HOME BUILDERS – 0.8%
Forestar Group, Inc.(1)	3.85	05/15/26	30,000	25,586
Thor Industries, Inc.(1)	4.00	10/15/29	25,000	20,251
Winnebago Industries, Inc.(1)	6.25	07/15/28	10,000	9,319
				55,156
INTERNET – 1.4%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	10,000	6,720
Millennium Escrow Corp.(1)	6.63	08/01/26	30,000	21,676

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
INTERNET – 1.4% (Continued)
Photo Holdings Merger Sub, Inc.(1)	8.50	10/01/26	$30,000	$19,813
Rakuten Group, Inc.(1),(2)	5.13	-	15,000	11,102
Rakuten Group, Inc.(1),(2)	6.25	-	55,000	37,623
				96,934
LEISURE TIME – 15.2%
Carnival Corp.(1)	4.00	08/01/28	80,000	64,600
Carnival Corp.(1)	5.75	03/01/27	90,000	62,532
Carnival Corp.(1)	6.00	05/01/29	80,000	53,195
Carnival Corp.(1)	7.63	03/01/26	75,000	56,522
Carnival Corp.(1)	9.88	08/01/27	35,000	32,690
Carnival Corp.(1)	10.50	02/01/26	45,000	44,167
Carnival Corp.(1)	10.50	06/01/30	40,000	31,073
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	75,000	76,078
Constellation Merger Sub, Inc.(1)	8.50	09/15/25	10,000	8,863
Life Time, Inc.(1)	5.75	01/15/26	25,000	23,314
Life Time, Inc.(1)	8.00	04/15/26	30,000	26,202
Lindblad Expeditions LLC(1)	6.75	02/15/27	15,000	13,366
NCL Corp. Ltd.(1)	3.63	12/15/24	40,000	34,796
NCL Corp. Ltd.(1)	5.88	03/15/26	45,000	36,938
NCL Corp. Ltd.(1)	5.88	02/15/27	45,000	40,234
NCL Finance Ltd.(1)	6.13	03/15/28	30,000	23,370
Royal Caribbean Cruises Ltd.	3.70	03/15/28	15,000	10,897
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	25,000	19,937
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	75,000	58,489
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	25,000	20,509
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	40,000	30,916
Royal Caribbean Cruises Ltd.	7.50	10/15/27	15,000	12,456
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	50,000	49,912
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	70,000	75,475
Royal Caribbean Cruises Ltd.(1)	11.63	08/15/27	50,000	48,036
Viking Cruises Ltd.(1)	5.88	09/15/27	15,000	11,890
Viking Cruises Ltd.(1)	7.00	02/15/29	25,000	19,871
Viking Cruises Ltd.(1)	13.00	05/15/25	15,000	16,164
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	55,000	42,956
VOC Escrow Ltd.(1)	5.00	02/15/28	10,000	8,258
				1,053,706
LODGING – 12.6%
Boyd Gaming Corp.	4.75	12/01/27	70,000	64,669
Boyd Gaming Corp.(1)	4.75	06/15/31	20,000	16,922
Full House Resorts, Inc.(1)	8.25	02/15/28	15,000	13,072
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	10,000	8,774
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	85,000	67,838
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	20,000	17,081
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	55,000	46,061
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	10,000	9,875
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	40,000	38,657
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	10,000	8,189

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
LODGING – 12.6% (Continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	$50,000	$43,003
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	10,000	9,524
Las Vegas Sands Corp.	2.90	06/25/25	15,000	13,594
Las Vegas Sands Corp.	3.20	08/08/24	60,000	57,157
Las Vegas Sands Corp.	3.50	08/18/26	40,000	34,969
Las Vegas Sands Corp.	3.90	08/08/29	30,000	24,278
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	30,000	25,156
MGM Resorts International	4.63	09/01/26	25,000	22,846
MGM Resorts International	4.75	10/15/28	10,000	8,693
MGM Resorts International	5.50	04/15/27	45,000	41,560
MGM Resorts International	5.75	06/15/25	20,000	19,443
MGM Resorts International	6.75	05/01/25	25,000	24,714
Station Casinos LLC(1)	4.50	02/15/28	35,000	30,232
Station Casinos LLC(1)	4.63	12/01/31	15,000	11,936
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(1)	5.88	05/15/25	25,000	23,467
Travel + Leisure Co.(1)	4.50	12/01/29	40,000	32,699
Travel + Leisure Co.(1)	4.63	03/01/30	25,000	20,216
Travel + Leisure Co.(1)	6.63	07/31/26	35,000	34,146
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	10,000	8,820
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	30,000	26,153
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	75,000	71,101
				874,845
MEDIA – 0.4%
Liberty Interactive LLC	8.25	02/01/30	25,000	15,646
Liberty Interactive LLC	8.50	07/15/29	15,000	9,548
				25,194
MISCELLANEOUS MANUFACTURER – 0.2%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	15,000	14,434

REAL ESTATE – 4.2%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	15,000	14,299
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	30,000	24,887
Greystar Real Estate Partners LLC(1)	5.75	12/01/25	15,000	14,532
Howard Hughes Corp.(1)	4.13	02/01/29	40,000	31,358
Howard Hughes Corp.(1)	4.38	02/01/31	20,000	15,081
Howard Hughes Corp.(1)	5.38	08/01/28	20,000	17,158
Hunt Cos, Inc.(1)	5.25	04/15/29	25,000	20,188
Kennedy-Wilson, Inc.	4.75	03/01/29	25,000	20,341
Kennedy-Wilson, Inc.	4.75	02/01/30	45,000	35,437
Newmark Group, Inc.	6.13	11/15/23	20,000	19,957
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	20,000	13,906
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	60,000	43,286
WeWork Cos LLC/WW Co.-Obligor, Inc.(1)	5.00	07/10/25	20,000	10,026
WeWork Cos, Inc.(1)	7.88	05/01/25	25,000	13,687
				294,143

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 1.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	$40,000	$34,198
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	20,000	18,194
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	15,000	15,054
				67,446
RETAIL – 16.8%
Abercrombie & Fitch Management Co.(1)	8.75	07/15/25	10,000	9,463
Academy Ltd.(1)	6.00	11/15/27	10,000	9,401
Asbury Automotive Group, Inc.	4.50	03/01/28	20,000	17,369
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	55,000	45,373
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	20,000	16,176
At Home Group, Inc.(1)	4.88	07/15/28	10,000	7,285
At Home Group, Inc.(1)	7.13	07/15/29	20,000	11,330
Bath & Body Works, Inc.	5.25	02/01/28	30,000	26,578
Bath & Body Works, Inc.(1)	6.63	10/01/30	30,000	26,913
Bath & Body Works, Inc.	6.75	07/01/36	20,000	16,574
Bath & Body Works, Inc.	6.88	11/01/35	30,000	25,262
Bath & Body Works, Inc.	6.95	03/01/33	40,000	32,992
Bath & Body Works, Inc.	7.50	06/15/29	20,000	18,989
Bed Bath & Beyond, Inc.	3.75	08/01/24	15,000	3,126
Bed Bath & Beyond, Inc.	5.17	08/01/44	15,000	1,579
Carvana Co.(1)	4.88	09/01/29	20,000	8,904
Carvana Co.(1)	5.50	04/15/27	45,000	21,506
Carvana Co.(1)	5.63	10/01/25	25,000	16,415
Carvana Co.(1)	5.88	10/01/28	25,000	11,504
Carvana Co.(1)	10.25	05/01/30	105,000	63,193
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	25,000	21,789
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	60,000	47,230
Foot Locker, Inc.(1)	4.00	10/01/29	20,000	15,320
Gap, Inc.(1)	3.63	10/01/29	30,000	21,108
Gap, Inc.(1)	3.88	10/01/31	30,000	20,762
Group 1 Automotive, Inc.(1)	4.00	08/15/28	35,000	28,831
Guitar Center, Inc.(1)	8.50	01/15/26	10,000	8,758
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	8,317
LCM Investments Holdings II LLC(1)	4.88	05/01/29	30,000	25,384
Lithia Motors, Inc.(1)	3.88	06/01/29	20,000	16,169
Lithia Motors, Inc.(1)	4.38	01/15/31	10,000	8,135
Lithia Motors, Inc.(1)	4.63	12/15/27	25,000	22,282
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	25,000	22,621
Macy’s Retail Holdings LLC	4.30	02/15/43	10,000	5,871
Macy’s Retail Holdings LLC	5.13	01/15/42	35,000	22,278
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	10,000	8,653
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	10,000	8,414
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	15,000	12,487
Michaels Cos, Inc.(1)	5.25	05/01/28	15,000	10,689
Michaels Cos, Inc.(1)	7.88	05/01/29	70,000	39,213

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 16.8% (Continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	$45,000	$42,857
Nordstrom, Inc.	4.00	03/15/27	15,000	12,737
Nordstrom, Inc.	4.25	08/01/31	25,000	18,187
Nordstrom, Inc.	4.38	04/01/30	15,000	11,536
Nordstrom, Inc.	5.00	01/15/44	40,000	25,400
Nordstrom, Inc.	6.95	03/15/28	15,000	13,951
Party City Holdings, Inc.(1)	8.75	02/15/26	20,000	12,695
Penske Automotive Group, Inc.	3.50	09/01/25	20,000	18,619
Penske Automotive Group, Inc.	3.75	06/15/29	10,000	8,225
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	50,000	45,750
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	45,000	42,350
QVC, Inc.	4.38	09/01/28	10,000	7,269
QVC, Inc.	4.45	02/15/25	20,000	17,523
QVC, Inc.	4.75	02/15/27	20,000	15,894
QVC, Inc.	4.85	04/01/24	35,000	33,597
QVC, Inc.	5.45	08/15/34	16,000	10,104
QVC, Inc.	5.95	03/15/43	10,000	6,120
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	15,000	14,174
Sonic Automotive, Inc.(1)	4.63	11/15/29	25,000	19,646
Sonic Automotive, Inc.(1)	4.88	11/15/31	10,000	7,564
Victoria’s Secret & Co.(1)	4.63	07/15/29	20,000	15,959
				1,164,400
TEXTILES – 0.2%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	15,000	11,632

TOTAL CORPORATE BONDS (Cost - $7,483,995)				6,661,361

GOVERNMENT OBLIGATIONS – 1.1%
U.S. Treasury Note	1.75	01/31/23	75,000	74,562
TOTAL GOVERNMENT OBLIGATIONS (Cost - $74,801)				74,562

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
JP Morgan Chase, New York	2.43	11/01/22	47,553	47,553
TOTAL SHORT-TERM INVESTMENTS (Cost - $47,553)				47,553

TOTAL INVESTMENTS – 98.0% (Cost - $7,606,349)				$6,783,476
OTHER ASSETS LESS LIABILITIES – 2.0%				141,877
NET ASSETS – 100.0%				$6,925,353

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $4,575,353 and represents 66.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 98.5%
AGRICULTURE – 2.6%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$25,000	$24,037
Darling Ingredients, Inc.(1)	6.00	06/15/30	40,000	38,554
Turning Point Brands, Inc.(1)	5.63	02/15/26	15,000	13,137
Vector Group Ltd.(1)	5.75	02/01/29	45,000	39,485
Vector Group Ltd.(1)	10.50	11/01/26	25,000	24,685
				139,898
BEVERAGES – 1.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	40,000	33,613
Triton Water Holdings, Inc.(1)	6.25	04/01/29	40,000	30,390
				64,003
BUILDING MATERIALS – 0.3%
Victors Merger Corp.(1)	6.38	05/15/29	25,000	12,888

CHEMICALS – 0.8%
Cerdia Finanz GmbH(1)	10.50	02/15/27	25,000	20,301
Diamond BC BV(1)	4.63	10/01/29	30,000	22,082
				42,383
COMMERCIAL SERVICES – 0.3%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	20,000	17,530

COSMETICS/PERSONAL CARE – 3.0%
Coty, Inc.(1)	5.00	04/15/26	40,000	37,597
Coty, Inc.(1)	6.50	04/15/26	25,000	23,841
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	30,000	26,095
Edgewell Personal Care Co.(1)	4.13	04/01/29	25,000	21,387
Edgewell Personal Care Co.(1)	5.50	06/01/28	40,000	37,698
Oriflame Investment Holding PLC(1)	5.13	05/04/26	25,000	15,088
				161,706
ELECTRIC – 27.2%
Algonquin Power & Utilities Corp.	4.75	01/18/82	35,000	28,262
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	15,000	12,734
Calpine Corp.(1)	3.75	03/01/31	50,000	41,065
Calpine Corp.(1)	4.50	02/15/28	55,000	49,517
Calpine Corp.(1)	4.63	02/01/29	25,000	21,064
Calpine Corp.(1)	5.00	02/01/31	50,000	42,363
Calpine Corp.(1)	5.13	03/15/28	75,000	66,660
Calpine Corp.(1)	5.25	06/01/26	20,000	19,011
Clearway Energy Operating LLC(1)	3.75	02/15/31	50,000	41,871
Clearway Energy Operating LLC(1)	3.75	01/15/32	20,000	15,874
Clearway Energy Operating LLC(1)	4.75	03/15/28	40,000	37,061
DPL, Inc.	4.13	07/01/25	25,000	23,644
DPL, Inc.	4.35	04/15/29	15,000	12,846
Drax FinCo. PLC(1)	6.63	11/01/25	25,000	23,284
Electricite de France SA(1),(2)	5.63	-	75,000	66,065
Emera, Inc.	6.75	06/15/76	60,000	56,152
FirstEnergy Corp.	2.05	03/01/25	15,000	13,860

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
ELECTRIC – 27.2% (Continued)
FirstEnergy Corp.	2.65	03/01/30	$100,000	$81,066
FirstEnergy Corp.	3.40	03/01/50	45,000	28,057
FirstEnergy Corp.	4.40	07/15/27	60,000	56,446
FirstEnergy Corp.	5.35	07/15/47	27,000	22,336
FirstEnergy Corp.	7.38	11/15/31	25,000	27,869
InterGen NV(1)	7.00	06/30/23	20,000	19,601
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	15,000	12,172
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	25,000	23,216
NextEra Energy Operating Partners LP(1)	4.25	07/15/24	45,000	43,729
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	25,000	23,287
NRG Energy, Inc.(1)	3.38	02/15/29	20,000	16,688
NRG Energy, Inc.(1)	3.63	02/15/31	35,000	27,900
NRG Energy, Inc.(1)	3.88	02/15/32	80,000	63,244
NRG Energy, Inc.(1)	5.25	06/15/29	30,000	27,296
NRG Energy, Inc.	5.75	01/15/28	55,000	52,589
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	35,000	31,559
PG&E Corp.	5.00	07/01/28	45,000	40,671
PG&E Corp.	5.25	07/01/30	55,000	48,790
TransAlta Corp.	6.50	03/15/40	15,000	12,928
Vistra Operations Co. LLC(1)	4.38	05/01/29	65,000	55,751
Vistra Operations Co. LLC(1)	5.00	07/31/27	65,000	60,076
Vistra Operations Co. LLC(1)	5.50	09/01/26	50,000	48,121
Vistra Operations Co. LLC(1)	5.63	02/15/27	65,000	62,063
				1,456,788
ELECTRICAL COMPONENTS & EQUIPMENT – 1.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	40,000	32,121
Energizer Holdings, Inc.(1)	4.75	06/15/28	35,000	29,139
Energizer Holdings, Inc.(1)	6.50	12/31/27	15,000	13,743
				75,003
ENERGY-ALTERNATE SOURCES – 2.2%
Sunnova Energy Corp.(1)	5.88	09/01/26	25,000	22,039
TerraForm Power Operating LLC(1)	4.75	01/15/30	30,000	27,032
TerraForm Power Operating LLC(1)	5.00	01/31/28	45,000	41,790
Topaz Solar Farms LLC(1)	5.75	09/30/39	28,410	27,057
				117,918
FOOD – 22.5%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	40,000	35,998
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	65,000	53,967
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	70,000	64,985
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	55,000	48,945
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	40,000	37,449
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	20,000	20,543
Aragvi Finance International DAC(1)	8.45	04/29/26	10,000	7,029
B&G Foods, Inc.	5.25	04/01/25	55,000	50,122
B&G Foods, Inc.	5.25	09/15/27	25,000	21,008
C&S Group Enterprises LLC(1)	5.00	12/15/28	15,000	11,110

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
FOOD – 22.5% (Continued)
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	$20,000	$17,397
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	30,000	28,385
FAGE International SA/FAGE USA Dairy Industry, Inc.(1)	5.63	08/15/26	10,000	8,785
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	15,000	8,769
Ingles Markets, Inc.(1)	4.00	06/15/31	15,000	12,478
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	75,000	65,667
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	10,000	8,603
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	25,000	23,277
Performance Food Group, Inc.(1)	4.25	08/01/29	50,000	42,477
Performance Food Group, Inc.(1)	5.50	10/15/27	65,000	61,611
Pilgrim’s Pride Corp.(1)	3.50	03/01/32	50,000	38,411
Pilgrim’s Pride Corp.(1)	4.25	04/15/31	50,000	41,754
Pilgrim’s Pride Corp.(1)	5.88	09/30/27	40,000	39,152
Post Holdings, Inc.(1)	4.50	09/15/31	48,000	39,799
Post Holdings, Inc.(1)	4.63	04/15/30	47,000	39,745
Post Holdings, Inc.(1)	5.50	12/15/29	65,000	58,577
Post Holdings, Inc.(1)	5.63	01/15/28	75,000	70,215
Post Holdings, Inc.(1)	5.75	03/01/27	11,000	10,652
Safeway, Inc.	7.25	02/01/31	20,000	19,365
SEG Holding LLC/SEG Finance Corp.(1)	5.63	10/15/28	10,000	9,272
Sigma Holdco BV(1)	7.88	05/15/26	20,000	12,281
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	45,000	37,655
TreeHouse Foods, Inc.	4.00	09/01/28	20,000	16,901
United Natural Foods, Inc.(1)	6.75	10/15/28	25,000	24,181
US Foods, Inc.(1)	4.63	06/01/30	30,000	26,063
US Foods, Inc.(1)	4.75	02/15/29	35,000	31,101
US Foods, Inc.(1)	6.25	04/15/25	60,000	59,799
				1,203,528
GAS – 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	35,000	33,601
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	25,000	24,485
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	25,000	23,090
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	40,000	37,519
				118,695
HOME FURNISHINGS – 1.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	45,000	33,882
Tempur Sealy International, Inc.(1)	4.00	04/15/29	40,000	32,263
				66,145
HOUSEHOLD PRODUCTS/WARES – 3.4%
ACCO Brands Corp.(1)	4.25	03/15/29	30,000	23,910
Central Garden & Pet Co.	4.13	10/15/30	35,000	28,979
Central Garden & Pet Co.(1)	4.13	04/30/31	15,000	12,475
Central Garden & Pet Co.	5.13	02/01/28	15,000	13,745
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	20,000	18,157
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	30,000	25,244
Spectrum Brands, Inc.(1)	3.88	03/15/31	35,000	25,863

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
HOUSEHOLD PRODUCTS/WARES – 3.4% (Continued)
Spectrum Brands, Inc.(1)	5.00	10/01/29	$15,000	$12,375
Spectrum Brands, Inc.	5.75	07/15/25	20,000	19,764
				180,512
HOUSEWARES – 6.3%
American Greetings Corp.(1)	8.75	04/15/25	25,000	23,948
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	35,000	33,447
Newell Brands, Inc.	4.45	04/01/26	95,000	88,549
Newell Brands, Inc.	4.88	06/01/25	25,000	24,164
Newell Brands, Inc.	5.63	04/01/36	10,000	8,322
Newell Brands, Inc.	5.75	04/01/46	45,000	34,726
Newell Brands, Inc.	6.38	09/15/27	25,000	24,465
Newell Brands, Inc.	6.63	09/15/29	25,000	24,472
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	15,350
Scotts Miracle-Gro Co.	4.38	02/01/32	40,000	30,330
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	12,180
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	30,000	17,323
				337,276
LEISURE TIME – 0.7%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	25,000	17,655
Vista Outdoor, Inc.(1)	4.50	03/15/29	25,000	19,580
				37,235
PHARMACEUTICALS – 1.7%
BellRing Brands, Inc.(1)	7.00	03/15/30	40,000	37,862
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	40,000	37,434
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	14,904
				90,200
RETAIL – 19.3%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	50,000	42,003
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	80,000	70,466
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	145,000	118,588
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	30,000	26,382
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	20,000	19,952
99 Escrow Issuer, Inc.(1)	7.50	01/15/26	15,000	8,570
Arko Corp.(1)	5.13	11/15/29	20,000	15,864
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	10,000	8,519
Brinker International, Inc.(1)	5.00	10/01/24	30,000	29,142
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	15,000	10,560
CEC Entertainment LLC(1)	6.75	05/01/26	35,000	32,824
Dave & Buster’s, Inc.(1)	7.63	11/01/25	20,000	19,974
eG Global Finance PLC(1)	6.75	02/07/25	55,000	49,625
eG Global Finance PLC(1)	8.50	10/30/25	15,000	13,878
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	40,000	36,394
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	40,000	33,618
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	15,000	10,560
IRB Holding Corp.(1)	7.00	06/15/25	35,000	35,021
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	35,000	33,495
Marks & Spencer PLC(1)	7.13	12/01/37	15,000	13,156

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 19.3% (Continued)
Murphy Oil USA, Inc.(1)	3.75	02/15/31	$20,000	$16,694
Murphy Oil USA, Inc.	4.75	09/15/29	35,000	31,557
Murphy Oil USA, Inc.	5.63	05/01/27	15,000	14,416
Papa John’s International, Inc.(1)	3.88	09/15/29	20,000	16,274
Rite Aid Corp.(1)	7.50	07/01/25	23,000	16,177
Rite Aid Corp.(1)	8.00	11/15/26	50,000	32,522
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	15,000	13,125
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	35,000	29,505
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,464
Yum! Brands, Inc.	3.63	03/15/31	60,000	48,273
Yum! Brands, Inc.	3.88	11/01/23	25,000	24,596
Yum! Brands, Inc.	4.63	01/31/32	35,000	29,980
Yum! Brands, Inc.(1)	4.75	01/15/30	60,000	53,779
Yum! Brands, Inc.	5.35	11/01/43	25,000	19,909
Yum! Brands, Inc.	5.38	04/01/32	50,000	44,799
				1,029,661
TOYS/GAMES/HOBBIES – 2.2%
Mattel, Inc.(1)	3.38	04/01/26	30,000	27,437
Mattel, Inc.(1)	3.75	04/01/29	30,000	25,966
Mattel, Inc.	5.45	11/01/41	15,000	11,687
Mattel, Inc.(1)	5.88	12/15/27	45,000	43,771
Mattel, Inc.	6.20	10/01/40	10,000	8,534
				117,395
TOTAL CORPORATE BONDS (Cost - $5,865,681)				5,268,764

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Royal Bank of Canada, Toronto	2.43	11/01/22	15,828	15,828
TOTAL SHORT-TERM INVESTMENTS (Cost - $15,828)				15,828

TOTAL INVESTMENTS – 98.8% (Cost - $5,881,509)				$5,284,592
OTHER ASSETS LESS LIABILITIES – 1.2%				64,036
NET ASSETS – 100.0%				$5,348,628

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $3,968,896 and represents 74.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.9%
ADVERTISING – 1.2%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$25,000	$21,330
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	45,000	40,584
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	20,000	16,526
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	12,429
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	25,000	22,549
Stagwell Global LLC(1)	5.63	08/15/29	25,000	21,626
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	7,974
				143,018
AEROSPACE/DEFENSE – 3.7%
Bombardier, Inc.(1)	6.00	02/15/28	50,000	44,594
Bombardier, Inc.(1)	7.13	06/15/26	25,000	23,706
Bombardier, Inc.(1)	7.50	03/15/25	25,000	24,619
Bombardier, Inc.(1)	7.88	04/15/27	50,000	47,578
Spirit AeroSystems, Inc.(1)	7.50	04/15/25	35,000	34,086
TransDigm, Inc.	4.63	01/15/29	25,000	21,329
TransDigm, Inc.	4.88	05/01/29	20,000	17,050
TransDigm, Inc.	5.50	11/15/27	50,000	45,692
TransDigm, Inc.(1)	6.25	03/15/26	100,000	98,813
TransDigm, Inc.	6.38	06/15/26	15,000	14,495
TransDigm, Inc.(1)	8.00	12/15/25	35,000	35,656
Triumph Group, Inc.(1)	8.88	06/01/24	15,000	15,180
				422,798
AIRLINES – 1.2%
American Airlines, Inc.(1)	11.75	07/15/25	75,000	82,126
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	35,000	32,311
United Airlines Holdings, Inc.	4.88	01/15/25	20,000	19,121
				133,558
APPAREL – 0.2%
Crocs, Inc.(1)	4.13	08/15/31	30,000	22,761

AUTO MANUFACTURERS – 1.0%
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	10,000	7,421
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	50,000	46,240
JB Poindexter & Co., Inc.(1)	7.13	04/15/26	15,000	14,320
Mclaren Finance PLC(1)	7.50	08/01/26	25,000	20,100
PM General Purchaser LLC(1)	9.50	10/01/28	15,000	12,932
Wabash National Corp.(1)	4.50	10/15/28	20,000	16,838
				117,851
AUTO PARTS & EQUIPMENT – 1.7%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	25,000	22,439
American Axle & Manufacturing, Inc.	5.00	10/01/29	20,000	16,282
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	13,822
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	30,000	29,096
Goodyear Tire & Rubber Co.	4.88	03/15/27	10,000	9,124
Goodyear Tire & Rubber Co.	5.00	05/31/26	25,000	24,116
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	12,643

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
AUTO PARTS & EQUIPMENT – 1.7% (Continued)
Goodyear Tire & Rubber Co.	5.25	07/15/31	$20,000	$16,972
Goodyear Tire & Rubber Co.	5.63	04/30/33	10,000	8,385
Goodyear Tire & Rubber Co.	9.50	05/31/25	25,000	26,011
Tenneco, Inc.	5.00	07/15/26	20,000	19,975
				198,865
BANKS – 0.4%
Freedom Mortgage Corp.(1)	6.63	01/15/27	20,000	14,977
Freedom Mortgage Corp.(1)	7.63	05/01/26	25,000	19,789
Freedom Mortgage Corp.(1)	8.13	11/15/24	15,000	13,217
				47,983
BEVERAGES – 0.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	30,000	25,210

BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	10,000	6,010
Grifols Escrow Issuer SA(1)	4.75	10/15/28	20,000	15,651
				21,661
BUILDING MATERIALS – 1.1%
Eco Material Technologies, Inc.(1)	7.88	01/31/27	15,000	14,040
Griffon Corp.	5.75	03/01/28	30,000	27,562
JELD-WEN, Inc.(1)	4.63	12/15/25	10,000	8,268
JELD-WEN, Inc.(1)	4.88	12/15/27	10,000	7,474
Koppers, Inc.(1)	6.00	02/15/25	20,000	17,926
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	5,000	3,864
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	13,084
PGT Innovations, Inc.(1)	4.38	10/01/29	5,000	4,158
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	35,000	29,499
				125,875
CHEMICALS – 2.3%
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	25,000	19,942
Axalta Coating Systems LLC(1)	3.38	02/15/29	15,000	12,364
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	15,000	13,691
Cerdia Finanz GmbH(1)	10.50	02/15/27	20,000	16,241
Cornerstone Chemical Co.(1)	6.75	08/15/24	10,000	7,534
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	15,000	13,592
Diamond BC BV(1)	4.63	10/01/29	15,000	11,041
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	9,178
Olympus Water US Holding Corp.(1)	4.25	10/01/28	20,000	16,287
Rain CII Carbon LLC/CII Carbon Corp.(1)	7.25	04/01/25	20,000	17,176
Rayonier AM Products, Inc.(1)	7.63	01/15/26	10,000	8,706
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	30,000	26,109
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	20,000	15,948
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	15,000	12,301
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	15,000	8,534
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.38	09/01/25	10,000	7,750
Tronox, Inc.(1)	4.63	03/15/29	30,000	23,233
WR Grace Holdings LLC(1)	5.63	08/15/29	30,000	23,264
				262,891

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
COMMERCIAL SERVICES – 6.1%
Albion Financing 2Sarl(1)	8.75	04/15/27	$15,000	$12,675
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	50,000	47,845
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	45,000	37,733
APi Group DE, Inc.(1)	4.13	07/15/29	15,000	12,049
APX Group, Inc.(1)	6.75	02/15/27	20,000	19,557
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	25,000	21,717
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	23,035
Carriage Services, Inc.(1)	4.25	05/15/29	10,000	7,710
CoreLogic, Inc.(1)	4.50	05/01/28	20,000	13,494
Deluxe Corp.(1)	8.00	06/01/29	15,000	12,533
Garda World Security Corp.(1)	4.63	02/15/27	15,000	13,361
Herc Holdings, Inc.(1)	5.50	07/15/27	35,000	33,172
Hertz Corp.(1)	4.63	12/01/26	15,000	12,810
Hertz Corp.(1)	5.00	12/01/29	35,000	27,821
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	10,000	8,765
MoneyGram International, Inc.(1)	5.38	08/01/26	10,000	9,835
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	30,000	25,981
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	40,000	30,988
NESCO Holdings II, Inc.(1)	5.50	04/15/29	35,000	30,763
Nielsen Finance LLC/Nielsen Finance Co.(1)	4.50	07/15/29	15,000	15,050
Nielsen Finance LLC/Nielsen Finance Co.(1)	4.75	07/15/31	25,000	25,003
Nielsen Finance LLC/Nielsen Finance Co.(1)	5.63	10/01/28	30,000	29,843
Nielsen Finance LLC/Nielsen Finance Co.(1)	5.88	10/01/30	20,000	19,980
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	20,000	14,329
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	35,000	32,237
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	16,375
Rent-A-Center, Inc./TX(1)	6.38	02/15/29	5,000	3,902
Sabre GLBL, Inc.(1)	7.38	09/01/25	25,000	23,526
Sabre GLBL, Inc.(1)	9.25	04/15/25	20,000	19,415
Sotheby’s(1)	7.38	10/15/27	30,000	29,081
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	25,000	23,350
Williams Scotsman International, Inc.(1)	4.63	08/15/28	15,000	13,571
Williams Scotsman International, Inc.(1)	6.13	06/15/25	10,000	9,993
WW International, Inc.(1)	4.50	04/15/29	15,000	8,268
ZipRecruiter, Inc.(1)	5.00	01/15/30	15,000	12,296
				698,063
COMPUTERS – 0.8%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	15,000	12,329
NCR Corp.(1)	5.00	10/01/28	25,000	21,067
NCR Corp.(1)	5.13	04/15/29	40,000	33,658
NCR Corp.(1)	5.25	10/01/30	30,000	24,275
				91,329
COSMETICS/PERSONAL CARE – 0.2%
Coty, Inc.(1)	6.50	04/15/26	20,000	19,073
Oriflame Investment Holding PLC(1)	5.13	05/04/26	15,000	9,052
				28,125

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
DISTRIBUTION/WHOLESALE – 0.3%
H&E Equipment Services, Inc.(1)	3.88	12/15/28	$30,000	$25,387
IAA, Inc.(1)	5.50	06/15/27	15,000	14,056
				39,443
DIVERSIFIED FINANCIAL SERVICES – 1.8%
AG Issuer LLC(1)	6.25	03/01/28	15,000	13,979
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	10,000	8,437
Enova International, Inc.(1)	8.50	09/15/25	20,000	17,978
LFS Topco LLC(1)	5.88	10/15/26	20,000	15,672
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	25,000	18,751
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	25,000	19,244
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	20,000	17,840
NFP Corp.(1)	4.88	08/15/28	15,000	12,964
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,167
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	8,315
Provident Funding Associates LP/PFG Finance Corp.(1)	6.38	06/15/25	25,000	21,782
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	6.38	02/01/30	40,000	33,305
VistaJet Malta Finance PLC/XO Management Holding, Inc.(1)	7.88	05/01/27	10,000	9,030
				206,464
ELECTRIC – 0.5%
Calpine Corp.(1)	5.00	02/01/31	25,000	21,181
Calpine Corp.(1)	5.13	03/15/28	45,000	39,996
				61,177
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	20,076
Energizer Holdings, Inc.(1)	4.75	06/15/28	20,000	16,650
				36,726
ELECTRONICS – 0.3%
Coherent Corp.(1)	5.00	12/15/29	30,000	25,809
Likewize Corp.(1)	9.75	10/15/25	10,000	9,062
				34,871
ENERGY-ALTERNATE SOURCES – 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.(1)	6.50	01/15/26	20,000	19,233
Sunnova Energy Corp.(1)	5.88	09/01/26	10,000	8,815
				28,048
ENGINEERING & CONSTRUCTION – 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,065
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	20,000	17,650
Promontoria Holding 264 BV(1)	7.88	03/01/27	10,000	9,115
Tutor Perini Corp.(1)	6.88	05/01/25	10,000	7,970
				43,800
ENTERTAINMENT – 4.9%
Affinity Gaming(1)	6.88	12/15/27	5,000	4,181
Banijay Entertainment SASU(1)	5.38	03/01/25	10,000	9,281
Boyne USA, Inc.(1)	4.75	05/15/29	15,000	13,158
Caesars Entertainment, Inc.(1)	6.25	07/01/25	85,000	83,066
Caesars Resort Collection LLC/CRC FinCo., Inc.(1)	5.75	07/01/25	25,000	24,453

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
ENTERTAINMENT – 4.9% (Continued)
CDI Escrow Issuer, Inc.(1)	5.75	04/01/30	$35,000	$31,640
Cedar Fair LP	5.25	07/15/29	20,000	17,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	10,000	9,440
Churchill Downs, Inc.(1)	4.75	01/15/28	15,000	13,282
Churchill Downs, Inc.(1)	5.50	04/01/27	20,000	19,160
Cinemark USA, Inc.(1)	5.25	07/15/28	20,000	15,232
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	5,000	4,417
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	25,000	19,037
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	10,000	8,728
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	25,000	22,280
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	60,000	59,785
Merlin Entertainments Ltd.(1)	5.75	06/15/26	10,000	9,312
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	15,000	12,718
Penn Entertainment, Inc.(1)	5.63	01/15/27	25,000	22,769
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	35,000	25,997
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	25,000	21,551
Scientific Games International, Inc.(1)	7.00	05/15/28	25,000	24,248
Scientific Games International, Inc.(1)	7.25	11/15/29	20,000	19,360
Scientific Games International, Inc.(1)	8.63	07/01/25	10,000	10,286
Six Flags Entertainment Corp.(1)	4.88	07/31/24	25,000	24,264
Six Flags Entertainment Corp.(1)	5.50	04/15/27	10,000	9,012
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	20,000	15,956
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.75	04/15/25	10,000	9,765
				560,003
ENVIRONMENTAL CONTROL – 0.9%
Covanta Holding Corp.(1)	4.88	12/01/29	20,000	17,077
Covanta Holding Corp.	5.00	09/01/30	10,000	8,350
GFL Environmental, Inc.(1)	4.00	08/01/28	20,000	17,354
GFL Environmental, Inc.(1)	4.38	08/15/29	15,000	12,727
GFL Environmental, Inc.(1)	4.75	06/15/29	20,000	17,477
Harsco Corp.(1)	5.75	07/31/27	15,000	10,666
Madison IAQ LLC(1)	4.13	06/30/28	20,000	16,595
				100,246
FOOD – 2.3%
Aragvi Finance International DAC(1)	8.45	04/29/26	20,000	14,059
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	13,048
Performance Food Group, Inc.(1)	4.25	08/01/29	30,000	25,487
Performance Food Group, Inc.(1)	5.50	10/15/27	30,000	28,436
Post Holdings, Inc.(1)	4.50	09/15/31	24,000	19,900
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	49,565
Post Holdings, Inc.(1)	5.63	01/15/28	40,000	37,448
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	25,000	20,919
United Natural Foods, Inc.(1)	6.75	10/15/28	15,000	14,508
US Foods, Inc.(1)	4.63	06/01/30	15,000	13,031
US Foods, Inc.(1)	4.75	02/15/29	30,000	26,658
				263,059

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	04/01/25	$20,000	$19,377
Aramark Services, Inc.(1)	5.00	02/01/28	25,000	22,817
Aramark Services, Inc.(1)	6.38	05/01/25	40,000	39,638
TKC Holdings, Inc.(1)	6.88	05/15/28	5,000	4,157
				85,989
FOREST PRODUCTS & PAPER – 0.2%
Mercer International, Inc.	5.13	02/01/29	25,000	20,593

GAS – 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	15,000	14,401
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	20,000	19,588
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	13,854
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	20,000	18,759
				66,602
HEALTHCARE-PRODUCTS – 1.2%
Medline Borrower LP(1)	3.88	04/01/29	100,000	81,865
Medline Borrower LP(1)	5.25	10/01/29	75,000	58,538
				140,403
HEALTHCARE-SERVICES – 5.8%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	10,000	9,037
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	10,000	9,291
Akumin, Inc.(1)	7.00	11/01/25	40,000	32,413
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	25,000	20,494
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	20,000	16,197
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	10,000	9,420
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	40,000	26,855
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	50,000	34,722
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	65,000	51,929
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	18,623
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	25,000	21,611
DaVita, Inc.(1)	3.75	02/15/31	35,000	25,375
DaVita, Inc.(1)	4.63	06/01/30	70,000	54,689
Encompass Health Corp.	4.50	02/01/28	25,000	22,435
Encompass Health Corp.	4.63	04/01/31	10,000	8,265
Encompass Health Corp.	4.75	02/01/30	25,000	21,368
Global Medical Response, Inc.(1)	6.50	10/01/25	20,000	15,945
Legacy LifePoint Health LLC(1)	4.38	02/15/27	20,000	15,817
Legacy LifePoint Health LLC(1)	6.75	04/15/25	20,000	17,745
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	15,000	12,786
ModivCare, Inc.(1)	5.88	11/15/25	15,000	14,271
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	20,000	17,477
RP Escrow Issuer LLC(1)	5.25	12/15/25	20,000	15,004
Select Medical Corp.(1)	6.25	08/15/26	30,000	28,644
Syneos Health, Inc.(1)	3.63	01/15/29	20,000	16,609
Tenet Healthcare Corp.(1)	4.63	09/01/24	20,000	19,353
Tenet Healthcare Corp.(1)	6.13	10/01/28	75,000	65,034
Tenet Healthcare Corp.(1)	6.25	02/01/27	35,000	33,466
US Acute Care Solutions LLC(1)	6.38	03/01/26	15,000	13,637
				668,512

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
HOME BUILDERS – 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	$10,000	$7,527
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	11,154
Beazer Homes USA, Inc.	5.88	10/15/27	30,000	25,243
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	20,000	15,407
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	20,000	17,490
Thor Industries, Inc.(1)	4.00	10/15/29	10,000	8,100
				84,921
HOUSEHOLD PRODUCTS/WARES – 0.5%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	10,000	9,079
Spectrum Brands, Inc.(1)	3.88	03/15/31	25,000	18,473
Spectrum Brands, Inc.	5.75	07/15/25	25,000	24,705
				52,257
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	15,000	14,335
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	15,350
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	12,180
				41,865
INSURANCE – 0.6%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	25,000	20,458
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	4.25	10/15/27	25,000	22,564
AmWINS Group, Inc.(1)	4.88	06/30/29	25,000	21,428
				64,450
INTERNET – 2.3%
ANGI Group LLC(1)	3.88	08/15/28	15,000	11,010
Arches Buyer, Inc.(1)	4.25	06/01/28	35,000	28,794
Cablevision Lightpath LLC(1)	3.88	09/15/27	35,000	29,804
Cogent Communications Group, Inc.(1)	7.00	06/15/27	15,000	14,260
GrubHub Holdings, Inc.(1)	5.50	07/01/27	5,000	3,360
Millennium Escrow Corp.(1)	6.63	08/01/26	20,000	14,450
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	4.75	04/30/27	10,000	9,003
Rakuten Group, Inc.(1),(2)	6.25	-	40,000	27,362
TripAdvisor, Inc.(1)	7.00	07/15/25	10,000	9,897
Uber Technologies, Inc.(1)	4.50	08/15/29	35,000	30,068
Uber Technologies, Inc.(1)	6.25	01/15/28	15,000	14,271
Uber Technologies, Inc.(1)	7.50	05/15/25	30,000	30,053
Uber Technologies, Inc.(1)	7.50	09/15/27	40,000	40,044
				262,376
INVESTMENT COMPANIES – 0.2%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	30,000	25,876

IRON/STEEL – 0.5%
ATI, Inc.	4.88	10/01/29	10,000	8,421
ATI, Inc.	5.13	10/01/31	25,000	20,643
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	25,000	22,773
TMS International Corp./DE(1)	6.25	04/15/29	10,000	7,028
				58,865

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
LEISURE TIME – 4.3%
Carnival Corp.(1)	5.75	03/01/27	$70,000	$48,636
Carnival Corp.(1)	6.00	05/01/29	45,000	29,922
Carnival Corp.(1)	7.63	03/01/26	65,000	48,986
Carnival Corp.(1)	9.88	08/01/27	25,000	23,350
Carnival Corp.(1)	10.50	02/01/26	20,000	19,630
Carnival Corp.(1)	10.50	06/01/30	25,000	19,420
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	35,000	35,503
Life Time, Inc.(1)	5.75	01/15/26	25,000	23,314
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	8,911
NCL Corp. Ltd.(1)	5.88	02/15/27	25,000	22,352
Royal Caribbean Cruises Ltd.	3.70	03/15/28	30,000	21,794
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	25,000	19,937
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	25,000	19,496
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	40,000	32,814
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	35,000	27,051
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	25,000	25,416
Viking Cruises Ltd.(1)	13.00	05/15/25	40,000	43,105
VOC Escrow Ltd.(1)	5.00	02/15/28	25,000	20,645
				490,282
LODGING – 2.2%
Boyd Gaming Corp.	4.75	12/01/27	50,000	46,192
Boyd Gaming Corp.(1)	4.75	06/15/31	10,000	8,461
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	4.88	07/01/31	10,000	8,189
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(1)	5.00	06/01/29	30,000	25,802
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	20,000	16,770
MGM Resorts International	4.63	09/01/26	15,000	13,708
MGM Resorts International	4.75	10/15/28	10,000	8,693
MGM Resorts International	5.50	04/15/27	10,000	9,235
MGM Resorts International	5.75	06/15/25	25,000	24,303
MGM Resorts International	6.75	05/01/25	10,000	9,886
Station Casinos LLC(1)	4.50	02/15/28	15,000	12,957
Station Casinos LLC(1)	4.63	12/01/31	10,000	7,958
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	15,000	13,077
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	50,000	47,401
				252,632
MACHINERY-CONSTRUCTION & MINING – 0.5%
Manitowoc Co., Inc.(1)	9.00	04/01/26	10,000	9,109
Terex Corp.(1)	5.00	05/15/29	25,000	22,360
Vertiv Group Corp.(1)	4.13	11/15/28	25,000	21,808
				53,277
MACHINERY-DIVERSIFIED – 0.4%
ATS Automation Tooling Systems, Inc.(1)	4.13	12/15/28	10,000	8,563
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	45,000	40,456
				49,019

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
MEDIA – 8.8%
Altice Financing SA(1)	5.00	01/15/28	$30,000	$23,800
Altice Financing SA(1)	5.75	08/15/29	60,000	47,243
Cable One, Inc.(1)	4.00	11/15/30	15,000	12,242
CSC Holdings LLC(1)	4.63	12/01/30	70,000	50,517
CSC Holdings LLC	5.25	06/01/24	20,000	19,421
CSC Holdings LLC(1)	5.75	01/15/30	60,000	46,016
CSC Holdings LLC(1)	7.50	04/01/28	25,000	21,706
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	10,000	8,474
DISH DBS Corp.	5.13	06/01/29	40,000	26,966
DISH DBS Corp.(1)	5.25	12/01/26	50,000	43,531
DISH DBS Corp.(1)	5.75	12/01/28	50,000	40,406
DISH DBS Corp.	5.88	11/15/24	40,000	36,936
DISH DBS Corp.	7.38	07/01/28	45,000	34,191
DISH DBS Corp.	7.75	07/01/26	60,000	50,739
GCI LLC(1)	4.75	10/15/28	20,000	16,882
Gray Escrow II, Inc.(1)	5.38	11/15/31	35,000	28,136
Gray Television, Inc.(1)	4.75	10/15/30	5,000	3,962
Gray Television, Inc.(1)	7.00	05/15/27	35,000	33,396
iHeartCommunications, Inc.(1)	4.75	01/15/28	5,000	4,370
iHeartCommunications, Inc.(1)	5.25	08/15/27	20,000	18,256
iHeartCommunications, Inc.	6.38	05/01/26	25,000	23,881
Liberty Interactive LLC	8.25	02/01/30	20,000	12,517
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	30,000	26,496
Nexstar Media, Inc.(1)	4.75	11/01/28	25,000	21,998
Nexstar Media, Inc.(1)	5.63	07/15/27	50,000	47,316
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	25,000	21,175
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	8,138
Scripps Escrow, Inc.(1)	5.88	07/15/27	20,000	18,146
Sinclair Television Group, Inc.(1)	5.13	02/15/27	15,000	12,627
Sinclair Television Group, Inc.(1)	5.50	03/01/30	5,000	3,746
Townsquare Media, Inc.(1)	6.88	02/01/26	10,000	9,460
Univision Communications, Inc.(1)	4.50	05/01/29	25,000	21,105
Univision Communications, Inc.(1)	5.13	02/15/25	70,000	67,754
Univision Communications, Inc.(1)	6.63	06/01/27	40,000	39,582
Univision Communications, Inc.(1)	7.38	06/30/30	15,000	14,530
UPC Holding BV(1)	5.50	01/15/28	10,000	8,790
Urban One, Inc.(1)	7.38	02/01/28	25,000	21,906
Virgin Media Finance PLC(1)	5.00	07/15/30	35,000	28,114
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	10,000	8,527
Ziggo Bond Co. BV(1)	6.00	01/15/27	40,000	36,084
				1,019,082
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	10,000	8,787

MINING – 0.9%
Compass Minerals International, Inc.(1)	6.75	12/01/27	15,000	14,132
Constellium SE(1)	3.75	04/15/29	25,000	19,582
Eldorado Gold Corp.(1)	6.25	09/01/29	10,000	8,105
Hecla Mining Co.	7.25	02/15/28	10,000	9,501

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
MINING – 0.9% (Continued)
Hudbay Minerals, Inc.(1)	4.50	04/01/26	$15,000	$13,197
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	16,606
New Gold, Inc.(1)	7.50	07/15/27	10,000	8,543
Taseko Mines Ltd.(1)	7.00	02/15/26	10,000	8,336
				98,002
MISCELLANEOUS MANUFACTURER – 0.6%
FXI Holdings, Inc.(1)	7.88	11/01/24	15,000	12,889
FXI Holdings, Inc.(1)	12.25	11/15/26	35,000	30,439
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	15,000	14,434
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	13,653
				71,415
OFFICE/BUSINESS EQUIPMENT – 0.1%
Pitney Bowes, Inc.(1)	6.88	03/15/27	20,000	12,858

OIL & GAS – 6.1%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	15,000	15,268
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	10,000	8,789
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	25,000	24,669
Baytex Energy Corp.(1)	8.75	04/01/27	15,000	15,359
Berry Petroleum Co. LLC(1)	7.00	02/15/26	15,000	13,447
California Resources Corp.(1)	7.13	02/01/26	15,000	14,743
Callon Petroleum Co.(1)	7.50	06/15/30	20,000	19,031
Callon Petroleum Co.(1)	8.00	08/01/28	20,000	19,975
Citgo Holding, Inc.(1)	9.25	08/01/24	35,000	35,077
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	19,748
CITGO Petroleum Corp.(1)	7.00	06/15/25	30,000	29,576
Colgate Energy Partners III LLC(1)	5.88	07/01/29	15,000	14,022
Colgate Energy Partners III LLC(1)	7.75	02/15/26	10,000	9,972
Comstock Resources, Inc.(1)	5.88	01/15/30	25,000	22,624
Comstock Resources, Inc.(1)	6.75	03/01/29	35,000	33,587
Crescent Energy Finance LLC(1)	7.25	05/01/26	20,000	18,597
CVR Energy, Inc.(1)	5.25	02/15/25	30,000	28,959
Earthstone Energy Holdings LLC(1)	8.00	04/15/27	15,000	14,218
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	20,000	18,788
Energean PLC(1)	6.50	04/30/27	30,000	26,803
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	15,000	11,644
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	20,000	19,795
Laredo Petroleum, Inc.(1)	7.75	07/31/29	10,000	9,514
Laredo Petroleum, Inc.	9.50	01/15/25	15,000	15,028
MEG Energy Corp.(1)	5.88	02/01/29	15,000	14,360
MEG Energy Corp.(1)	7.13	02/01/27	35,000	35,666
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	35,000	32,277
Nabors Industries, Inc.(1)	7.38	05/15/27	20,000	19,700
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	20,000	19,442
Precision Drilling Corp.(1)	6.88	01/15/29	5,000	4,605
ROCC Holdings LLC(1)	9.25	08/15/26	15,000	14,817
Rockcliff Energy II LLC(1)	5.50	10/15/29	20,000	17,862
SM Energy Co.	5.63	06/01/25	10,000	9,727

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 6.1% (Continued)
SM Energy Co.	6.50	07/15/28	$10,000	$9,716
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	12,725
Talos Production, Inc.	12.00	01/15/26	15,000	15,929
Tap Rock Resources LLC(1)	7.00	10/01/26	15,000	14,029
Vermilion Energy, Inc.(1)	6.88	05/01/30	30,000	28,108
				708,196
OIL & GAS SERVICES – 1.5%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	35,000	32,618
CGG SA(1)	8.75	04/01/27	15,000	13,287
CSI Compressco LP/CSI Compressco Finance, Inc.(1)	7.50	04/01/25	10,000	8,932
Enerflex Ltd.(1)	9.00	10/15/27	20,000	19,487
Oceaneering International, Inc.	4.65	11/15/24	10,000	9,584
Oceaneering International, Inc.	6.00	02/01/28	10,000	8,938
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	10,000	9,613
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	20,000	19,148
Weatherford International Ltd.(1)	6.50	09/15/28	15,000	14,349
Weatherford International Ltd.(1)	8.63	04/30/30	40,000	37,783
				173,739
PACKAGING & CONTAINERS – 2.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	30,000	22,835
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	10,000	9,507
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	35,000	26,125
LABL, Inc.(1)	5.88	11/01/28	35,000	30,469
Mauser Packaging Solutions Holding Co.(1)	5.50	04/15/24	50,000	49,092
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	35,000	33,490
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	35,000	30,674
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	20,000	17,752
Trivium Packaging Finance BV(1)	5.50	08/15/26	30,000	27,662
				247,606
PHARMACEUTICALS – 2.6%
AdaptHealth LLC(1)	4.63	08/01/29	15,000	12,673
AdaptHealth LLC(1)	5.13	03/01/30	20,000	17,394
Bausch Health Cos, Inc.(1)	4.88	06/01/28	40,000	24,585
Bausch Health Cos, Inc.(1)	5.50	11/01/25	50,000	40,047
Bausch Health Cos, Inc.(1)	6.13	02/01/27	25,000	16,479
Bausch Health Cos, Inc.(1)	11.00	09/30/28	40,000	31,000
BellRing Brands, Inc.(1)	7.00	03/15/30	10,000	9,465
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	12,463
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	15,000	14,038
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	14,904
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	04/15/25	10,000	8,992
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	11.50	12/15/28	20,000	18,250
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	40,000	34,038
Owens & Minor, Inc.(1)	4.50	03/31/29	15,000	11,639
Owens & Minor, Inc.(1)	6.63	04/01/30	20,000	16,676
Prestige Brands, Inc.(1)	3.75	04/01/31	20,000	16,084
				298,727

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
PIPELINES – 2.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	$25,000	$24,746
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	35,000	31,134
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	25,000	24,558
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	24,007
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	15,000	14,343
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	40,000	38,811
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	15,000	13,631
ITT Holdings LLC(1)	6.50	08/01/29	35,000	28,210
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	7.50	02/01/26	60,000	54,380
Southeast Supply Header LLC(1)	4.25	06/15/24	35,000	31,667
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1)	8.50	10/15/26	20,000	19,225
				304,712
REAL ESTATE – 0.6%
Five Point Operating Co. LP/Five Point Capital Corp.(1)	7.88	11/15/25	20,000	16,591
Hunt Cos, Inc.(1)	5.25	04/15/29	25,000	20,187
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	20,000	13,906
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	25,000	18,036
				68,720
REAL ESTATE INVESTMENT TRUST (REITS) – 3.6%
Diversified Healthcare Trust	4.38	03/01/31	35,000	23,190
Diversified Healthcare Trust	9.75	06/15/25	19,000	17,945
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	20,000	17,099
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	20,000	18,194
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.50	06/01/25	20,000	20,072
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	15,000	13,190
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	30,000	27,744
Rithm Capital Corp.(1)	6.25	10/15/25	15,000	13,184
SBA Communications Corp.	3.13	02/01/29	60,000	48,601
Service Properties Trust	3.95	01/15/28	25,000	18,411
Service Properties Trust	4.35	10/01/24	40,000	36,784
Service Properties Trust	4.38	02/15/30	10,000	7,139
Service Properties Trust	5.25	02/15/26	25,000	21,662
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	16,399
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	7.88	02/15/25	75,000	74,362
XHR LP(1)	4.88	06/01/29	20,000	17,284
XHR LP(1)	6.38	08/15/25	25,000	24,532
				415,792
RETAIL – 4.7%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	75,000	61,339
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	20,000	17,588
Arko Corp.(1)	5.13	11/15/29	10,000	7,932
Bath & Body Works, Inc.	6.95	03/01/33	10,000	8,248
Brinker International, Inc.(1)	5.00	10/01/24	15,000	14,571
CEC Entertainment LLC(1)	6.75	05/01/26	20,000	18,756

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 4.7% (Continued)
Dave & Buster’s, Inc.(1)	7.63	11/01/25	$15,000	$14,981
eG Global Finance PLC(1)	6.75	02/07/25	35,000	31,579
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	15,000	13,648
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	25,000	21,011
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	30,000	26,147
Guitar Center, Inc.(1)	8.50	01/15/26	15,000	13,137
IRB Holding Corp.(1)	7.00	06/15/25	20,000	20,012
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	8,317
LCM Investments Holdings II LLC(1)	4.88	05/01/29	30,000	25,384
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	25,000	22,621
Michaels Cos, Inc.(1)	5.25	05/01/28	25,000	17,814
Papa John’s International, Inc.(1)	3.88	09/15/29	20,000	16,275
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	7,566
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	30,000	27,450
Rite Aid Corp.(1)	7.50	07/01/25	10,000	7,034
Rite Aid Corp.(1)	8.00	11/15/26	25,000	16,261
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	10,000	8,750
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	20,000	16,115
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	17,605
Staples, Inc.(1)	7.50	04/15/26	50,000	43,527
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	20,000	16,860
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,464
Victoria’s Secret & Co.(1)	4.63	07/15/29	15,000	11,969
				541,961
SOFTWARE – 3.2%
Boxer Parent Co., Inc.(1)	7.13	10/02/25	10,000	9,848
Camelot Finance SA(1)	4.50	11/01/26	15,000	14,049
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	25,000	23,951
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	25,000	21,499
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	22,105
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	12,745
Elastic NV(1)	4.13	07/15/29	25,000	20,932
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	7,734
MicroStrategy, Inc.(1)	6.13	06/15/28	15,000	12,875
Picard Midco, Inc.(1)	6.50	03/31/29	100,000	86,883
Playtika Holding Corp.(1)	4.25	03/15/29	25,000	20,868
Rackspace Technology Global, Inc.(1)	3.50	02/15/28	15,000	9,933
SS&C Technologies, Inc.(1)	5.50	09/30/27	50,000	46,577
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	60,000	50,624
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	15,000	12,559
				373,182
TELECOMMUNICATIONS – 6.7%
Altice France SA/France(1)	5.13	07/15/29	65,000	49,075
Altice France SA/France(1)	5.50	01/15/28	40,000	31,708
Altice France SA/France(1)	5.50	10/15/29	40,000	30,577
Altice France SA/France(1)	8.13	02/01/27	50,000	45,850
C&W Senior Financing DAC(1)	6.88	09/15/27	45,000	39,134
CommScope, Inc.(1)	4.75	09/01/29	35,000	29,649

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
TELECOMMUNICATIONS – 6.7% (Continued)
CommScope, Inc.(1)	6.00	03/01/26	$35,000	$33,822
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	55,000	51,791
Consolidated Communications, Inc.(1)	5.00	10/01/28	5,000	3,881
Consolidated Communications, Inc.(1)	6.50	10/01/28	20,000	16,406
Frontier Communications Holdings LLC(1)	5.00	05/01/28	55,000	48,228
Frontier Communications Holdings LLC(1)	5.88	10/15/27	50,000	46,063
Frontier Communications Holdings LLC	5.88	11/01/29	25,000	19,547
Frontier Communications Holdings LLC(1)	6.00	01/15/30	15,000	11,765
Frontier Communications Holdings LLC(1)	6.75	05/01/29	15,000	12,388
Frontier Communications Holdings LLC(1)	8.75	05/15/30	25,000	25,571
GoTo Group, Inc.(1)	5.50	09/01/27	40,000	23,301
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	18,893
Iliad Holding SASU(1)	6.50	10/15/26	35,000	32,469
Iliad Holding SASU(1)	7.00	10/15/28	15,000	13,614
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	75,000	69,019
Maxar Technologies, Inc.(1)	7.75	06/15/27	15,000	14,726
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	25,000	11,838
Viasat, Inc.(1)	6.50	07/15/28	25,000	20,931
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	40,000	34,723
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	40,000	30,973
				765,942
TRANSPORTATION – 0.2%
XPO CNW, Inc.	6.70	05/01/34	10,000	8,964
XPO Logistics, Inc.(1)	6.25	05/01/25	15,000	15,173
				24,137
WATER – 0.1%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	9,540

TOTAL CORPORATE BONDS (Cost - $11,695,013)				11,274,142

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, New York	2.43	11/01/22	55,687	55,687
TOTAL SHORT-TERM INVESTMENTS (Cost - $55,687)				55,687

TOTAL INVESTMENTS – 98.4% (Cost - $11,750,700)				$11,329,829
OTHER ASSETS LESS LIABILITIES – 1.6%				186,920
NET ASSETS – 100.0%				$11,516,749

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $9,910,944 and represents 86.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 98.1%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$35,000	$28,585
Lamar Media Corp.	3.75	02/15/28	40,000	35,204
Lamar Media Corp.	4.00	02/15/30	60,000	51,033
				114,822
AEROSPACE/DEFENSE – 1.3%
Hexcel Corp.	4.20	02/15/27	30,000	27,350
Howmet Aerospace, Inc.	3.00	01/15/29	55,000	45,912
Howmet Aerospace, Inc.	5.13	10/01/24	90,000	88,972
Howmet Aerospace, Inc.	5.90	02/01/27	55,000	54,136
Howmet Aerospace, Inc.	5.95	02/01/37	45,000	41,322
Howmet Aerospace, Inc.	6.88	05/01/25	40,000	40,956
Moog, Inc.(1)	4.25	12/15/27	20,000	17,929
Rolls-Royce PLC(1)	3.63	10/14/25	155,000	137,128
Rolls-Royce PLC(1)	5.75	10/15/27	55,000	49,849
Spirit AeroSystems, Inc.(1)	5.50	01/15/25	55,000	53,151
				556,705
AGRICULTURE – 0.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	20,000	19,230
Darling Ingredients, Inc.(1)	6.00	06/15/30	75,000	72,289
Vector Group Ltd.(1)	5.75	02/01/29	70,000	61,421
				152,940
AIRLINES – 2.4%
Air Canada(1)	3.88	08/15/26	65,000	57,609
Allegiant Travel Co.(1)	7.25	08/15/27	40,000	37,664
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	225,000	214,635
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	260,000	237,064
Delta Air Lines, Inc.	2.90	10/28/24	65,000	61,533
Delta Air Lines, Inc.	3.75	10/28/29	30,000	24,746
Delta Air Lines, Inc.	4.38	04/19/28	20,000	17,869
Delta Air Lines, Inc.	7.38	01/15/26	60,000	61,350
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	30,000	30,507
United Airlines, Inc.(1)	4.38	04/15/26	155,000	141,750
United Airlines, Inc.(1)	4.63	04/15/29	155,000	132,839
				1,017,566
APPAREL – 0.6%
Hanesbrands, Inc.(1)	4.63	05/15/24	55,000	53,622
Hanesbrands, Inc.(1)	4.88	05/15/26	85,000	78,156
Kontoor Brands, Inc.(1)	4.13	11/15/29	20,000	16,064
Levi Strauss & Co.(1)	3.50	03/01/31	30,000	24,041
Under Armour, Inc.	3.25	06/15/26	30,000	25,959
William Carter Co.(1)	5.63	03/15/27	35,000	33,323
Wolverine World Wide, Inc.(1)	4.00	08/15/29	40,000	31,659
				262,824

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
AUTO MANUFACTURERS – 2.5%
Allison Transmission, Inc.(1)	3.75	01/30/31	$55,000	$44,013
Allison Transmission, Inc.(1)	5.88	06/01/29	150,000	140,095
Ford Motor Co.	3.25	02/12/32	80,000	60,202
Ford Motor Co.	4.35	12/08/26	35,000	32,618
Ford Motor Co.	4.75	01/15/43	55,000	38,400
Ford Motor Co.	5.29	12/08/46	30,000	22,281
Ford Motor Co.	6.10	08/19/32	40,000	36,675
Ford Motor Co.	7.45	07/16/31	25,000	25,118
Ford Motor Credit Co. LLC	2.30	02/10/25	30,000	27,192
Ford Motor Credit Co. LLC	2.70	08/10/26	55,000	47,725
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	16,285
Ford Motor Credit Co. LLC	2.90	02/10/29	20,000	15,725
Ford Motor Credit Co. LLC	3.37	11/17/23	130,000	125,656
Ford Motor Credit Co. LLC	3.38	11/13/25	55,000	49,996
Ford Motor Credit Co. LLC	3.63	06/17/31	30,000	23,394
Ford Motor Credit Co. LLC	4.00	11/13/30	45,000	36,515
Ford Motor Credit Co. LLC	4.06	11/01/24	55,000	52,862
Ford Motor Credit Co. LLC	4.13	08/17/27	30,000	26,706
Ford Motor Credit Co. LLC	4.13	08/04/25	40,000	37,283
Ford Motor Credit Co. LLC	4.39	01/08/26	30,000	27,754
Ford Motor Credit Co. LLC	4.95	05/28/27	35,000	32,096
Ford Motor Credit Co. LLC	5.11	05/03/29	45,000	40,309
Ford Motor Credit Co. LLC	5.13	06/16/25	70,000	67,647
Ford Motor Credit Co. LLC	5.58	03/18/24	45,000	44,383
				1,070,930
AUTO PARTS & EQUIPMENT – 0.8%
Dana, Inc.	4.25	09/01/30	105,000	84,252
Dana, Inc.	5.38	11/15/27	45,000	40,790
Dana, Inc.	5.63	06/15/28	20,000	18,130
Goodyear Tire & Rubber Co.	5.00	07/15/29	55,000	47,837
Tenneco, Inc.(1)	5.13	04/15/29	55,000	54,626
Tenneco, Inc.(1)	7.88	01/15/29	30,000	29,772
ZF North America Capital, Inc.(1)	4.75	04/29/25	55,000	51,540
				326,947
BANKS – 1.7%
Dresdner Funding Trust I(1)	8.15	06/30/31	70,000	71,837
Intesa Sanpaolo SpA(1)	4.20	06/01/32	45,000	30,505
Intesa Sanpaolo SpA(1)	4.95	06/01/42	55,000	32,253
Intesa Sanpaolo SpA(1)	5.02	06/26/24	205,000	193,598
Intesa Sanpaolo SpA(1)	5.71	01/15/26	75,000	69,918
Pacific Western Bank	3.25	05/01/31	30,000	27,039
Standard Chartered PLC(1),(2)	7.01	-	45,000	42,810
Synovus Financial Corp.	5.90	02/07/29	30,000	29,374
UniCredit SpA(1)	5.46	06/30/35	105,000	78,328
UniCredit SpA(1)	5.86	06/19/32	65,000	53,896
UniCredit SpA(1)	7.30	04/02/34	90,000	76,433
				705,991

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
BUILDING MATERIALS – 1.3%
Boise Cascade Co.(1)	4.88	07/01/30	$20,000	$16,759
Builders FirstSource, Inc.(1)	4.25	02/01/32	105,000	84,198
Builders FirstSource, Inc.(1)	5.00	03/01/30	30,000	25,810
Builders FirstSource, Inc.(1)	6.38	06/15/32	50,000	46,106
James Hardie International Finance DAC(1)	5.00	01/15/28	20,000	18,114
Louisiana-Pacific Corp.(1)	3.63	03/15/29	30,000	24,438
Masonite International Corp.(1)	5.38	02/01/28	60,000	55,014
Standard Industries, Inc./NJ(1)	3.38	01/15/31	65,000	48,788
Standard Industries, Inc./NJ(1)	4.38	07/15/30	120,000	97,249
Standard Industries, Inc./NJ(1)	4.75	01/15/28	65,000	57,117
Standard Industries, Inc./NJ(1)	5.00	02/15/27	55,000	49,852
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	55,000	50,362
				573,807
CHEMICALS – 2.7%
Ashland LLC(1)	3.38	09/01/31	45,000	35,273
Avient Corp.(1)	5.75	05/15/25	45,000	44,105
Avient Corp.(1)	7.13	08/01/30	50,000	47,880
Chemours Co.(1)	4.63	11/15/29	50,000	39,127
Chemours Co.(1)	5.75	11/15/28	175,000	149,143
Element Solutions, Inc.(1)	3.88	09/01/28	55,000	46,893
HB Fuller Co.	4.00	02/15/27	30,000	27,493
INEOS Quattro Finance 2 PLC(1)	3.38	01/15/26	30,000	25,421
Ingevity Corp.(1)	3.88	11/01/28	30,000	25,367
Methanex Corp.	4.25	12/01/24	20,000	19,381
Methanex Corp.	5.13	10/15/27	30,000	27,434
Methanex Corp.	5.25	12/15/29	30,000	25,731
Methanex Corp.	5.65	12/01/44	100,000	69,250
NOVA Chemicals Corp.(1)	4.25	05/15/29	30,000	24,537
NOVA Chemicals Corp.(1)	4.88	06/01/24	70,000	68,233
NOVA Chemicals Corp.(1)	5.00	05/01/25	45,000	42,916
NOVA Chemicals Corp.(1)	5.25	06/01/27	70,000	62,650
Olin Corp.	5.00	02/01/30	70,000	63,449
Olin Corp.	5.13	09/15/27	45,000	42,255
SPCM SA(1)	3.13	03/15/27	40,000	35,209
Valvoline, Inc.(1)	4.25	02/15/30	165,000	159,062
WR Grace Holdings LLC(1)	4.88	06/15/27	50,000	43,812
WR Grace Holdings LLC(1)	5.63	10/01/24	25,000	24,542
				1,149,163
COAL – 0.1%
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	36,968
Warrior Met Coal, Inc.(1)	7.88	12/01/28	20,000	19,749
				56,717
COMMERCIAL SERVICES – 3.7%
ADT Security Corp.(1)	4.13	08/01/29	85,000	73,100
ADT Security Corp.(1)	4.88	07/15/32	45,000	38,390
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	35,000	29,972
AMN Healthcare, Inc.(1)	4.63	10/01/27	55,000	51,541

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
COMMERCIAL SERVICES – 3.7% (Continued)
ASGN, Inc.(1)	4.63	05/15/28	$30,000	$26,719
Autopistas Metropolitanas de Puerto Rico LLC(1)	6.75	06/30/35	25,395	21,966
Block, Inc.	2.75	06/01/26	55,000	49,182
Block, Inc.	3.50	06/01/31	75,000	60,569
Brink’s Co.(1)	4.63	10/15/27	55,000	50,965
CoreCivic, Inc.	8.25	04/15/26	50,000	50,793
Gartner, Inc.(1)	3.63	06/15/29	20,000	17,042
Gartner, Inc.(1)	3.75	10/01/30	80,000	67,400
Gartner, Inc.(1)	4.50	07/01/28	45,000	41,794
Grand Canyon University	4.13	10/01/24	105,000	98,700
Korn Ferry(1)	4.63	12/15/27	25,000	22,777
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	80,000	69,418
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	155,000	151,151
Ritchie Bros Auctioneers, Inc.(1)	5.38	01/15/25	50,000	49,321
Service Corp. International/US	3.38	08/15/30	60,000	48,581
Service Corp. International/US	4.00	05/15/31	50,000	41,626
Service Corp. International/US	4.63	12/15/27	20,000	18,559
Service Corp. International/US	5.13	06/01/29	75,000	70,046
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	30,000	27,703
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	33,208
United Rentals North America, Inc.	3.75	01/15/32	45,000	36,558
United Rentals North America, Inc.	3.88	02/15/31	90,000	74,735
United Rentals North America, Inc.	4.00	07/15/30	40,000	34,125
United Rentals North America, Inc.	4.88	01/15/28	130,000	121,116
United Rentals North America, Inc.	5.25	01/15/30	80,000	74,345
United Rentals North America, Inc.	5.50	05/15/27	30,000	29,310
				1,580,712
COMPUTERS – 1.0%
Booz Allen Hamilton, Inc.(1)	3.88	09/01/28	70,000	61,803
Booz Allen Hamilton, Inc.(1)	4.00	07/01/29	25,000	21,887
Crowdstrike Holdings, Inc.	3.00	02/15/29	50,000	42,268
Seagate HDD Cayman	3.38	07/15/31	50,000	35,761
Seagate HDD Cayman	4.09	06/01/29	130,000	104,304
Seagate HDD Cayman	4.13	01/15/31	35,000	26,370
Seagate HDD Cayman	4.75	01/01/25	30,000	28,996
Seagate HDD Cayman	4.88	03/01/24	20,000	19,523
Seagate HDD Cayman	4.88	06/01/27	35,000	32,414
Seagate HDD Cayman	5.75	12/01/34	20,000	16,293
Unisys Corp.(1)	6.88	11/01/27	20,000	16,764
				406,383
COSMETICS/PERSONAL CARE – 0.4%
Coty, Inc.(1)	5.00	04/15/26	50,000	46,996
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	34,794
Edgewell Personal Care Co.(1)	4.13	04/01/29	30,000	25,665
Edgewell Personal Care Co.(1)	5.50	06/01/28	55,000	51,835
				159,290

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
DISTRIBUTION/WHOLESALE – 0.2%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	$45,000	$39,796
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	16,429
Univar Solutions USA, Inc./Washington(1)	5.13	12/01/27	30,000	27,793
				84,018
DIVERSIFIED FINANCIAL SERVICES – 4.9%
AerCap Holdings NV	5.88	10/10/79	55,000	49,564
Ally Financial, Inc.	5.75	11/20/25	70,000	67,392
Coinbase Global, Inc.(1)	3.38	10/01/28	75,000	49,192
Coinbase Global, Inc.(1)	3.63	10/01/31	80,000	47,571
Credit Acceptance Corp.	6.63	03/15/26	50,000	47,373
Enact Holdings, Inc.(1)	6.50	08/15/25	50,000	49,371
goeasy Ltd.(1)	5.38	12/01/24	45,000	42,059
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	30,000	26,584
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	70,000	55,103
LPL Holdings, Inc.(1)	4.00	03/15/29	75,000	65,649
LPL Holdings, Inc.(1)	4.63	11/15/27	45,000	41,511
Midcap Financial Issuer Trust(1)	6.50	05/01/28	75,000	63,929
Navient Corp.	4.88	03/15/28	30,000	23,912
Navient Corp.	5.00	03/15/27	30,000	25,349
Navient Corp.	5.50	03/15/29	45,000	35,811
Navient Corp.	5.63	08/01/33	30,000	21,210
Navient Corp.	5.88	10/25/24	130,000	125,892
Navient Corp.	6.13	03/25/24	55,000	54,108
Navient Corp.	6.75	06/15/26	55,000	51,993
OneMain Finance Corp.	3.50	01/15/27	145,000	119,189
OneMain Finance Corp.	3.88	09/15/28	45,000	35,169
OneMain Finance Corp.	4.00	09/15/30	50,000	37,881
OneMain Finance Corp.	5.38	11/15/29	50,000	41,138
OneMain Finance Corp.	6.13	03/15/24	85,000	83,171
OneMain Finance Corp.	6.63	01/15/28	45,000	40,969
OneMain Finance Corp.	6.88	03/15/25	65,000	63,130
OneMain Finance Corp.	7.13	03/15/26	185,000	178,500
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	65,000	58,976
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	55,000	41,516
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	85,000	71,163
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	45,000	34,992
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	105,000	78,346
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	45,000	31,540
SLM Corp.	3.13	11/02/26	105,000	92,271
United Wholesale Mortgage LLC(1)	5.50	11/15/25	105,000	95,057
United Wholesale Mortgage LLC(1)	5.50	04/15/29	45,000	34,072
				2,080,653
ELECTRIC – 4.4%
Algonquin Power & Utilities Corp.	4.75	01/18/82	50,000	40,375
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	30,000	25,469
Calpine Corp.(1)	3.75	03/01/31	55,000	45,172
Calpine Corp.(1)	4.50	02/15/28	95,000	85,529
Calpine Corp.(1)	5.25	06/01/26	20,000	19,011

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
ELECTRIC – 4.4% (Continued)
Clearway Energy Operating LLC(1)	3.75	02/15/31	$95,000	$79,554
Clearway Energy Operating LLC(1)	4.75	03/15/28	45,000	41,694
DPL, Inc.	4.13	07/01/25	65,000	61,474
Drax FinCo. PLC(1)	6.63	11/01/25	45,000	41,911
Electricite de France SA(1),(2)	5.63	-	130,000	114,513
Emera, Inc.	6.75	06/15/76	80,000	74,870
FirstEnergy Corp.	2.65	03/01/30	50,000	40,533
FirstEnergy Corp.	3.40	03/01/50	105,000	65,467
FirstEnergy Corp.	4.40	07/15/27	135,000	127,004
FirstEnergy Corp.	5.35	07/15/47	34,000	28,127
FirstEnergy Corp.	7.38	11/15/31	50,000	55,738
NextEra Energy Operating Partners LP(1)	4.25	07/15/24	65,000	63,163
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	45,000	41,916
NRG Energy, Inc.(1)	3.63	02/15/31	65,000	51,813
NRG Energy, Inc.(1)	3.88	02/15/32	165,000	130,441
NRG Energy, Inc.(1)	5.25	06/15/29	45,000	40,945
NRG Energy, Inc.	5.75	01/15/28	55,000	52,589
NRG Energy, Inc.	6.63	01/15/27	20,000	20,037
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	30,000	27,051
PG&E Corp.	5.00	07/01/28	155,000	140,089
PG&E Corp.	5.25	07/01/30	55,000	48,790
TransAlta Corp.	6.50	03/15/40	20,000	17,237
Vistra Operations Co. LLC(1)	4.38	05/01/29	130,000	111,502
Vistra Operations Co. LLC(1)	5.00	07/31/27	65,000	60,076
Vistra Operations Co. LLC(1)	5.50	09/01/26	55,000	52,933
Vistra Operations Co. LLC(1)	5.63	02/15/27	85,000	81,159
				1,886,182
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys(1)	4.38	12/15/27	20,000	17,592
WESCO Distribution, Inc.(1)	7.13	06/15/25	95,000	96,068
WESCO Distribution, Inc.(1)	7.25	06/15/28	85,000	86,352
				200,012
ELECTRONICS – 1.0%
Atkore, Inc.(1)	4.25	06/01/31	35,000	28,405
Imola Merger Corp.(1)	4.75	05/15/29	130,000	112,313
Sensata Technologies BV(1)	4.00	04/15/29	165,000	139,228
Sensata Technologies BV(1)	5.00	10/01/25	45,000	43,702
Sensata Technologies BV(1)	5.88	09/01/30	40,000	38,059
Sensata Technologies, Inc.(1)	3.75	02/15/31	55,000	43,926
TTM Technologies, Inc.(1)	4.00	03/01/29	30,000	25,097
				430,730
ENERGY-ALTERNATE SOURCES – 0.2%
TerraForm Power Operating LLC(1)	4.75	01/15/30	45,000	40,548
TerraForm Power Operating LLC(1)	5.00	01/31/28	50,000	46,433
				86,981

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
ENGINEERING & CONSTRUCTION – 0.5%
AECOM	5.13	03/15/27	$55,000	$52,205
Arcosa, Inc.(1)	4.38	04/15/29	30,000	25,907
Cellnex Finance Co. SA(1)	3.88	07/07/41	40,000	24,574
Dycom Industries, Inc.(1)	4.50	04/15/29	30,000	26,207
Fluor Corp.	4.25	09/15/28	45,000	39,327
TopBuild Corp.(1)	3.63	03/15/29	30,000	23,881
TopBuild Corp.(1)	4.13	02/15/32	45,000	35,298
				227,399
ENTERTAINMENT – 1.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(1)	5.50	05/01/25	65,000	64,594
International Game Technology PLC(1)	4.13	04/15/26	95,000	88,327
International Game Technology PLC(1)	5.25	01/15/29	40,000	37,212
International Game Technology PLC(1)	6.25	01/15/27	50,000	49,655
International Game Technology PLC(1)	6.50	02/15/25	60,000	60,115
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	115,000	82,438
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	16,000	16,179
Vail Resorts, Inc.(1)	6.25	05/15/25	40,000	39,888
WMG Acquisition Corp.(1)	3.00	02/15/31	45,000	35,209
WMG Acquisition Corp.(1)	3.75	12/01/29	50,000	41,698
WMG Acquisition Corp.(1)	3.88	07/15/30	100,000	85,602
				600,917
ENVIRONMENTAL CONTROL – 0.6%
Clean Harbors, Inc.(1)	4.88	07/15/27	40,000	37,702
Clean Harbors, Inc.(1)	5.13	07/15/29	20,000	18,571
GFL Environmental, Inc.(1)	3.50	09/01/28	45,000	38,270
GFL Environmental, Inc.(1)	3.75	08/01/25	55,000	52,109
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	42,905
Stericycle, Inc.(1)	3.88	01/15/29	35,000	30,460
Stericycle, Inc.(1)	5.38	07/15/24	45,000	44,425
				264,442
FOOD – 1.8%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	95,000	85,496
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	100,000	83,027
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	95,000	88,194
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	65,000	57,844
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	51,492
Ingles Markets, Inc.(1)	4.00	06/15/31	40,000	33,276
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	75,000	65,667
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	45,000	38,712
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	50,000	46,554
Pilgrim’s Pride Corp.(1)	3.50	03/01/32	60,000	46,093
Pilgrim’s Pride Corp.(1)	4.25	04/15/31	65,000	54,281
Pilgrim’s Pride Corp.(1)	5.88	09/30/27	55,000	53,834
US Foods, Inc.(1)	6.25	04/15/25	55,000	54,815
				759,285

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
FOREST PRODUCTS & PAPER – 0.2%
Domtar Corp.(1)	6.75	10/01/28	$60,000	$51,147
Sylvamo Corp.(1)	7.00	09/01/29	30,000	27,925
				79,072
HEALTHCARE-PRODUCTS – 0.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	55,000	46,555
Avantor Funding, Inc.(1)	4.63	07/15/28	105,000	95,086
Hologic, Inc.(1)	3.25	02/15/29	70,000	59,635
Hologic, Inc.(1)	4.63	02/01/28	20,000	18,729
Teleflex, Inc.	4.63	11/15/27	75,000	70,787
				290,792
HEALTHCARE-SERVICES – 2.7%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	50,000	43,317
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	20,000	16,851
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	40,997
IQVIA, Inc.(1)	5.00	10/15/26	100,000	95,583
IQVIA, Inc.(1)	5.00	05/15/27	85,000	81,112
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	46,867
Molina Healthcare, Inc.(1)	3.88	05/15/32	40,000	33,465
Molina Healthcare, Inc.(1)	4.38	06/15/28	55,000	49,414
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	34,457
Tenet Healthcare Corp.(1)	4.25	06/01/29	135,000	113,943
Tenet Healthcare Corp.(1)	4.38	01/15/30	105,000	88,279
Tenet Healthcare Corp.	4.63	07/15/24	50,000	48,818
Tenet Healthcare Corp.(1)	4.88	01/01/26	170,000	160,975
Tenet Healthcare Corp.(1)	5.13	11/01/27	145,000	133,912
Tenet Healthcare Corp.(1)	6.13	06/15/30	130,000	120,227
Toledo Hospital	4.98	11/15/45	25,000	15,356
Toledo Hospital	5.33	11/15/28	20,000	13,291
Toledo Hospital	6.02	11/15/48	25,000	16,625
				1,153,489
HOME BUILDERS – 1.9%
Century Communities, Inc.(1)	3.88	08/15/29	30,000	23,671
Century Communities, Inc.	6.75	06/01/27	50,000	47,808
Forestar Group, Inc.(1)	3.85	05/15/26	50,000	42,643
KB Home	6.88	06/15/27	75,000	72,646
KB Home	7.25	07/15/30	50,000	46,250
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	23,052
M/I Homes, Inc.	3.95	02/15/30	20,000	14,880
M/I Homes, Inc.	4.95	02/01/28	25,000	21,487
Mattamy Group Corp.(1)	4.63	03/01/30	40,000	31,285
Mattamy Group Corp.(1)	5.25	12/15/27	30,000	25,679
Meritage Homes Corp.(1)	3.88	04/15/29	55,000	44,283
Meritage Homes Corp.	6.00	06/01/25	20,000	19,440
Shea Homes LP/Shea Homes Funding Corp.(1)	4.75	02/15/28	60,000	50,700
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	20,000	16,622
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	115,000	105,557

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
HOME BUILDERS – 1.9% (Continued)
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	$55,000	$51,648
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	175,000	172,219
				809,870
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	60,000	45,176
Tempur Sealy International, Inc.(1)	4.00	04/15/29	50,000	40,328
				85,504
HOUSEHOLD PRODUCTS/WARES – 0.2%
ACCO Brands Corp.(1)	4.25	03/15/29	30,000	23,910
Central Garden & Pet Co.	4.13	10/15/30	60,000	49,679
Central Garden & Pet Co.(1)	4.13	04/30/31	20,000	16,633
				90,222
HOUSEWARES – 0.7%
Newell Brands, Inc.	4.45	04/01/26	160,000	149,135
Newell Brands, Inc.	4.88	06/01/25	20,000	19,331
Newell Brands, Inc.	5.63	04/01/36	20,000	16,644
Newell Brands, Inc.	5.75	04/01/46	50,000	38,585
Newell Brands, Inc.	6.38	09/15/27	25,000	24,465
Newell Brands, Inc.	6.63	09/15/29	50,000	48,944
				297,104
INSURANCE – 0.8%
Assurant, Inc.	7.00	03/27/48	20,000	19,067
Enstar Finance LLC	5.50	01/15/42	45,000	35,429
Genworth Holdings, Inc.	6.50	06/15/34	25,000	20,787
Global Atlantic Finance Co.(1)	4.70	10/15/51	95,000	70,244
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	85,000	63,864
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	55,000	32,524
MGIC Investment Corp.	5.25	08/15/28	50,000	45,476
NMI Holdings, Inc.(1)	7.38	06/01/25	35,000	35,014
				322,405
INTERNET – 1.4%
Cogent Communications Group, Inc.(1)	3.50	05/01/26	55,000	49,722
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	55,000	45,756
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	40,000	37,525
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	34,366
Match Group Holdings II LLC(1)	4.13	08/01/30	45,000	36,828
Match Group Holdings II LLC(1)	4.63	06/01/28	45,000	40,074
Match Group Holdings II LLC(1)	5.00	12/15/27	20,000	17,873
NortonLifeLock, Inc.(1)	5.00	04/15/25	75,000	72,951
NortonLifeLock, Inc.(1)	6.75	09/30/27	75,000	74,038
NortonLifeLock, Inc.(1)	7.13	09/30/30	40,000	39,374
Twitter, Inc.(1)	3.88	12/15/27	50,000	50,516
Twitter, Inc.(1)	5.00	03/01/30	70,000	70,494
Ziff Davis, Inc.(1)	4.63	10/15/30	30,000	25,398
				594,915

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
INVESTMENT COMPANIES – 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	$50,000	$41,872
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	120,000	116,941
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	110,000	101,554
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	80,000	76,947
				337,314
IRON/STEEL – 1.1%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	45,000	42,430
Carpenter Technology Corp.	6.38	07/15/28	30,000	27,764
Carpenter Technology Corp.	7.63	03/15/30	25,000	24,463
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	25,875
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	25,382
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	46,616
Cleveland-Cliffs, Inc.(1)	6.75	03/15/26	60,000	59,665
Commercial Metals Co.	3.88	02/15/31	55,000	44,627
Mineral Resources Ltd.(1)	8.13	05/01/27	75,000	74,787
Mineral Resources Ltd.(1)	8.50	05/01/30	60,000	59,141
United States Steel Corp.	6.65	06/01/37	25,000	20,890
United States Steel Corp.	6.88	03/01/29	39,000	35,845
				487,485
LEISURE TIME – 0.8%
Carnival Corp.(1)	4.00	08/01/28	165,000	133,237
Royal Caribbean Cruises Ltd.(1)	8.25	01/15/29	80,000	79,859
Royal Caribbean Cruises Ltd.(1)	11.50	06/01/25	90,000	97,040
Vista Outdoor, Inc.(1)	4.50	03/15/29	35,000	27,413
				337,549
LODGING – 2.1%
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	30,000	26,322
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	95,000	75,819
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	85,000	72,593
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	90,000	75,372
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	65,000	58,424
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	35,000	34,562
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	70,000	66,666
Las Vegas Sands Corp.	2.90	06/25/25	30,000	27,188
Las Vegas Sands Corp.	3.20	08/08/24	150,000	142,892
Las Vegas Sands Corp.	3.50	08/18/26	75,000	65,567
Las Vegas Sands Corp.	3.90	08/08/29	50,000	40,463
Marriott Ownership Resorts, Inc.(1)	6.13	09/15/25	20,000	19,799
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	44,961
Travel + Leisure Co.	6.00	04/01/27	20,000	18,700
Travel + Leisure Co.	6.60	10/01/25	50,000	48,939
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	53,658
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	30,000	26,461
				898,386
MACHINERY-CONSTRUCTION & MINING – 0.2%
BWX Technologies, Inc.(1)	4.13	06/30/28	45,000	39,441
Weir Group PLC(1)	2.20	05/13/26	55,000	47,100
				86,541

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
MACHINERY-DIVERSIFIED – 0.2%
GrafTech Finance, Inc.(1)	4.63	12/15/28	$30,000	$24,355
Mueller Water Products, Inc.(1)	4.00	06/15/29	30,000	26,057
Stevens Holding Co., Inc.(1)	6.13	10/01/26	30,000	30,076
				80,488
MEDIA – 8.0%
AMC Networks, Inc.	4.25	02/15/29	95,000	73,582
AMC Networks, Inc.	4.75	08/01/25	65,000	59,561
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	115,000	91,040
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	75,000	55,243
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	105,000	85,394
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	110,000	87,088
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	140,000	106,434
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	160,000	134,746
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	45,000	36,109
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	95,000	86,140
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	125,000	116,023
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	55,000	49,225
CSC Holdings LLC(1)	3.38	02/15/31	90,000	65,429
CSC Holdings LLC(1)	4.13	12/01/30	70,000	55,243
CSC Holdings LLC(1)	4.50	11/15/31	95,000	74,116
CSC Holdings LLC(1)	5.38	02/01/28	55,000	50,820
CSC Holdings LLC(1)	5.50	04/15/27	150,000	140,984
CSC Holdings LLC(1)	6.50	02/01/29	115,000	108,573
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	300,000	270,736
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	45,000	38,022
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	115,000	107,378
News Corp.(1)	3.88	05/15/29	100,000	86,214
News Corp.(1)	5.13	02/15/32	25,000	22,353
Paramount Global	6.25	02/28/57	50,000	42,013
Paramount Global	6.38	03/30/62	75,000	63,577
Scripps Escrow II, Inc.(1)	3.88	01/15/29	30,000	24,820
Sinclair Television Group, Inc.(1)	4.13	12/01/30	45,000	34,764
Sirius XM Radio, Inc.(1)	3.13	09/01/26	55,000	49,266
Sirius XM Radio, Inc.(1)	3.88	09/01/31	125,000	100,241
Sirius XM Radio, Inc.(1)	4.00	07/15/28	205,000	176,564
Sirius XM Radio, Inc.(1)	4.13	07/01/30	75,000	61,509
Sirius XM Radio, Inc.(1)	5.00	08/01/27	115,000	106,031
Sirius XM Radio, Inc.(1)	5.50	07/01/29	80,000	73,902
TEGNA, Inc.	4.63	03/15/28	85,000	81,049
TEGNA, Inc.(1)	4.75	03/15/26	40,000	38,927
TEGNA, Inc.	5.00	09/15/29	75,000	71,210
UPC Broadband FinCo. BV(1)	4.88	07/15/31	85,000	71,588
Videotron Ltd.(1)	3.63	06/15/29	20,000	16,871
Videotron Ltd.(1)	5.13	04/15/27	85,000	80,420
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	55,000	45,580
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	75,000	68,296
VZ Secured Financing BV(1)	5.00	01/15/32	105,000	83,863
Ziggo BV(1)	4.88	01/15/30	100,000	84,188
				3,375,132

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
METAL FABRICATE/HARDWARE – 0.1%
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	$50,000	$48,392

MINING – 1.5%
Arconic Corp.(1)	6.00	05/15/25	45,000	44,671
Arconic Corp.(1)	6.13	02/15/28	60,000	56,357
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	110,000	87,638
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	40,000	35,894
FMG Resources August 2006 Pty Ltd.(1)	5.13	05/15/24	55,000	53,765
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	50,000	44,975
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	55,000	48,366
Kaiser Aluminum Corp.(1)	4.50	06/01/31	90,000	70,739
Novelis Corp.(1)	3.25	11/15/26	70,000	61,446
Novelis Corp.(1)	3.88	08/15/31	45,000	34,972
Novelis Corp.(1)	4.75	01/30/30	125,000	106,432
				645,255
MISCELLANEOUS MANUFACTURER – 0.4%
Amsted Industries, Inc.(1)	5.63	07/01/27	45,000	41,687
Hillenbrand, Inc.	3.75	03/01/31	20,000	16,028
Hillenbrand, Inc.	5.00	09/15/26	25,000	23,647
Hillenbrand, Inc.	5.75	06/15/25	50,000	49,689
Trinity Industries, Inc.	4.55	10/01/24	25,000	23,739
				154,790
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	30,000	26,302

OFFICE/BUSINESS EQUIPMENT – 0.4%
Xerox Corp.	3.80	05/15/24	25,000	23,857
Xerox Corp.	4.80	03/01/35	40,000	24,771
Xerox Holdings Corp.(1)	5.00	08/15/25	80,000	72,413
Xerox Holdings Corp.(1)	5.50	08/15/28	45,000	35,682
				156,723
OIL & GAS – 7.5%
Antero Resources Corp.(1)	5.38	03/01/30	70,000	64,870
Antero Resources Corp.(1)	7.63	02/01/29	24,000	24,515
Apache Corp.	4.25	01/15/30	80,000	71,353
Apache Corp.	4.75	04/15/43	30,000	22,538
Apache Corp.	5.10	09/01/40	155,000	125,858
Apache Corp.	5.35	07/01/49	20,000	15,462
Chesapeake Energy Corp.(1)	5.50	02/01/26	20,000	19,416
Chesapeake Energy Corp.(1)	5.88	02/01/29	45,000	42,578
Chesapeake Energy Corp.(1)	6.75	04/15/29	60,000	58,845
Chord Energy Corp.(1)	6.38	06/01/26	25,000	24,459
Civitas Resources, Inc.(1)	5.00	10/15/26	30,000	27,662
CNX Resources Corp.(1)	6.00	01/15/29	20,000	18,697
CNX Resources Corp.(1)	7.25	03/14/27	24,000	23,856
CNX Resources Corp.(1)	7.38	01/15/31	55,000	54,661
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	200,000	193,677

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 7.5% (Continued)
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	$75,000	$73,030
Harbour Energy PLC(1)	5.50	10/15/26	80,000	72,206
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	25,000	22,932
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	30,000	27,205
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	45,000	41,003
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	55,000	51,855
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	36,740
Matador Resources Co.	5.88	09/15/26	60,000	59,100
Murphy Oil Corp.	5.75	08/15/25	21,000	20,729
Murphy Oil Corp.	5.88	12/01/27	40,000	38,897
Murphy Oil Corp.	6.13	12/01/42	45,000	35,554
Murphy Oil Corp.	6.38	07/15/28	70,000	68,584
Neptune Energy Bondco PLC(1)	6.63	05/15/25	60,000	58,404
Occidental Petroleum Corp.	2.90	08/15/24	45,000	43,399
Occidental Petroleum Corp.	3.50	08/15/29	30,000	27,269
Occidental Petroleum Corp.	5.55	03/15/26	50,000	50,821
Occidental Petroleum Corp.	5.88	09/01/25	55,000	55,480
Occidental Petroleum Corp.	6.13	01/01/31	45,000	45,174
Occidental Petroleum Corp.	6.20	03/15/40	50,000	48,214
Occidental Petroleum Corp.	6.38	09/01/28	30,000	30,519
Occidental Petroleum Corp.	6.45	09/15/36	100,000	99,359
Occidental Petroleum Corp.	6.60	03/15/46	125,000	123,312
Occidental Petroleum Corp.	6.63	09/01/30	55,000	57,303
Occidental Petroleum Corp.	8.50	07/15/27	80,000	87,102
Occidental Petroleum Corp.	8.88	07/15/30	155,000	176,120
Parkland Corp.(1)	4.50	10/01/29	70,000	59,084
Parkland Corp.(1)	4.63	05/01/30	45,000	37,544
Parkland Corp.(1)	5.88	07/15/27	20,000	18,818
Patterson-UTI Energy, Inc.	3.95	02/01/28	45,000	39,771
Patterson-UTI Energy, Inc.	5.15	11/15/29	20,000	17,679
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	60,000	54,633
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	50,000	49,591
PDC Energy, Inc.	5.75	05/15/26	50,000	47,996
Petrofac Ltd.(1)	9.75	11/15/26	75,000	55,769
Range Resources Corp.(1)	4.75	02/15/30	50,000	44,273
Range Resources Corp.	4.88	05/15/25	50,000	48,341
Southwestern Energy Co.	4.75	02/01/32	55,000	47,557
Southwestern Energy Co.	5.38	02/01/29	50,000	46,701
Southwestern Energy Co.	5.38	03/15/30	80,000	74,108
Southwestern Energy Co.	5.70	01/23/25	160,000	157,413
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	55,000	47,373
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	85,000	72,501
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	30,000	29,460
				3,187,370
PACKAGING & CONTAINERS – 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	50,000	41,125
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	50,000	48,055
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	90,000	77,585

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
PACKAGING & CONTAINERS – 2.5% (Continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	$40,000	$37,809
Ball Corp.	2.88	08/15/30	105,000	81,721
Ball Corp.	3.13	09/15/31	55,000	42,260
Ball Corp.	4.00	11/15/23	80,000	78,435
Ball Corp.	4.88	03/15/26	45,000	43,298
Ball Corp.	5.25	07/01/25	55,000	54,409
Berry Global, Inc.(1)	5.63	07/15/27	55,000	52,242
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	30,000	25,704
Crown Americas LLC(1)	5.25	04/01/30	30,000	27,489
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	50,000	46,267
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	65,000	62,316
Graphic Packaging International LLC(1)	3.50	03/15/28	50,000	43,305
Graphic Packaging International LLC(1)	3.75	02/01/30	50,000	43,056
OI European Group BV(1)	4.75	02/15/30	25,000	21,034
Sealed Air Corp.(1)	4.00	12/01/27	50,000	44,618
Sealed Air Corp.(1)	5.00	04/15/29	45,000	41,111
Sealed Air Corp.(1)	5.13	12/01/24	20,000	19,726
Sealed Air Corp.(1)	5.50	09/15/25	30,000	29,439
Sealed Air Corp.(1)	6.88	07/15/33	20,000	19,182
Silgan Holdings, Inc.	4.13	02/01/28	45,000	41,292
TriMas Corp.(1)	4.13	04/15/29	30,000	25,810
				1,047,288
PHARMACEUTICALS – 1.2%
180 Medical, Inc.(1)	3.88	10/15/29	50,000	42,323
Elanco Animal Health, Inc.	6.40	08/28/28	55,000	49,479
Horizon Therapeutics USA, Inc.(1)	5.50	08/01/27	45,000	43,422
Jazz Securities DAC(1)	4.38	01/15/29	95,000	84,552
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	135,000	119,169
Perrigo Finance Unlimited Co.	4.38	03/15/26	115,000	108,031
Perrigo Finance Unlimited Co.	4.40	06/15/30	55,000	46,088
PRA Health Sciences, Inc.(1)	2.88	07/15/26	30,000	27,084
				520,148
PIPELINES – 8.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	55,000	50,290
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	45,000	42,955
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	30,000	28,331
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	35,000	35,745
Buckeye Partners LP	3.95	12/01/26	75,000	65,986
Buckeye Partners LP(1)	4.13	03/01/25	40,000	37,754
Buckeye Partners LP	4.13	12/01/27	40,000	34,803
Buckeye Partners LP(1)	4.50	03/01/28	30,000	26,069
Buckeye Partners LP	5.85	11/15/43	45,000	33,829
Cheniere Energy Partners LP	3.25	01/31/32	100,000	77,937
Cheniere Energy Partners LP	4.00	03/01/31	95,000	80,216
Cheniere Energy Partners LP	4.50	10/01/29	125,000	110,569
Cheniere Energy, Inc.	4.63	10/15/28	130,000	120,192
CNX Midstream Partners LP(1)	4.75	04/15/30	25,000	20,598
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	5.63	05/01/27	125,000	117,870

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
PIPELINES – 8.3% (Continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	6.00	02/01/29	$45,000	$42,183
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(1)	8.00	04/01/29	30,000	30,043
DT Midstream, Inc.(1)	4.13	06/15/29	90,000	78,029
DT Midstream, Inc.(1)	4.38	06/15/31	55,000	46,475
EnLink Midstream LLC	5.38	06/01/29	45,000	41,611
EnLink Midstream LLC(1)	5.63	01/15/28	40,000	38,396
EnLink Midstream LLC(1)	6.50	09/01/30	50,000	49,187
EnLink Midstream Partners LP	4.15	06/01/25	68,000	64,164
EnLink Midstream Partners LP	5.05	04/01/45	30,000	21,825
EnLink Midstream Partners LP	5.45	06/01/47	45,000	34,252
EnLink Midstream Partners LP	5.60	04/01/44	25,000	19,523
EQM Midstream Partners LP(1)	4.50	01/15/29	45,000	38,360
EQM Midstream Partners LP(1)	4.75	01/15/31	155,000	129,905
EQM Midstream Partners LP	5.50	07/15/28	55,000	49,251
EQM Midstream Partners LP(1)	6.00	07/01/25	30,000	29,094
EQM Midstream Partners LP(1)	6.50	07/01/27	55,000	53,759
EQM Midstream Partners LP	6.50	07/15/48	30,000	23,144
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	49,434
EQM Midstream Partners LP(1)	7.50	06/01/30	25,000	24,346
Harvest Midstream I LP(1)	7.50	09/01/28	45,000	43,255
Hess Midstream Operations LP(1)	4.25	02/15/30	130,000	111,528
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	18,071
Hess Midstream Operations LP(1)	5.63	02/15/26	55,000	54,023
Holly Energy Partners LP/Holly Energy Finance Corp.(1)	5.00	02/01/28	45,000	40,736
Kinetik Holdings LP(1)	5.88	06/15/30	70,000	65,754
New Fortress Energy, Inc.(1)	6.50	09/30/26	95,000	92,340
New Fortress Energy, Inc.(1)	6.75	09/15/25	80,000	78,652
Northriver Midstream Finance LP(1)	5.63	02/15/26	30,000	28,445
NuStar Logistics LP	5.63	04/28/27	55,000	51,111
NuStar Logistics LP	6.00	06/01/26	60,000	58,277
NuStar Logistics LP	6.38	10/01/30	40,000	37,161
Rattler Midstream LP(1)	5.63	07/15/25	30,000	30,844
Rockies Express Pipeline LLC(1)	3.60	05/15/25	120,000	111,765
Rockies Express Pipeline LLC(1)	4.95	07/15/29	30,000	26,361
Rockies Express Pipeline LLC(1)	7.50	07/15/38	55,000	48,082
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	120,000	107,876
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	65,000	59,004
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.50	10/01/25	65,000	65,795
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	85,000	73,117
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	65,000	52,288
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	110,000	94,052
Western Midstream Operating LP	3.35	02/01/25	130,000	123,846
Western Midstream Operating LP	4.30	02/01/30	100,000	88,153
Western Midstream Operating LP	4.65	07/01/26	55,000	52,191
Western Midstream Operating LP	5.30	03/01/48	55,000	44,533
Western Midstream Operating LP	5.45	04/01/44	60,000	48,836
Western Midstream Operating LP	5.50	02/01/50	90,000	70,263
				3,522,484

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
REAL ESTATE – 0.9%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	$50,000	$47,663
Greystar Real Estate Partners LLC(1)	5.75	12/01/25	50,000	48,441
Howard Hughes Corp.(1)	4.13	02/01/29	30,000	23,518
Howard Hughes Corp.(1)	4.38	02/01/31	45,000	33,932
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	55,765
Kennedy-Wilson, Inc.	4.75	03/01/29	55,000	44,751
Kennedy-Wilson, Inc.	4.75	02/01/30	55,000	43,312
Kennedy-Wilson, Inc.	5.00	03/01/31	30,000	23,536
Newmark Group, Inc.	6.13	11/15/23	45,000	44,903
				365,821
REAL ESTATE INVESTMENT TRUST (REITS) – 3.7%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	30,000	23,673
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	20,000	16,944
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(1)	4.50	04/01/27	100,000	85,292
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	30,000	25,348
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	32,354
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	115,000	93,755
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	20,000	19,094
Iron Mountain, Inc.(1)	4.50	02/15/31	75,000	60,891
Iron Mountain, Inc.(1)	4.88	09/15/27	45,000	41,727
Iron Mountain, Inc.(1)	4.88	09/15/29	65,000	56,054
Iron Mountain, Inc.(1)	5.25	03/15/28	55,000	50,734
Iron Mountain, Inc.(1)	5.25	07/15/30	110,000	95,074
Iron Mountain, Inc.(1)	5.63	07/15/32	165,000	141,845
iStar, Inc.	4.75	10/01/24	55,000	54,441
iStar, Inc.	5.50	02/15/26	55,000	54,917
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	55,000	46,324
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	70,000	55,883
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	90,000	62,066
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	45,000	35,740
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	175,000	150,109
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	30,000	27,104
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	30,000	21,948
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	41,184
RLJ Lodging Trust LP(1)	4.00	09/15/29	30,000	25,181
Service Properties Trust	5.50	12/15/27	20,000	17,273
Service Properties Trust	7.50	09/15/25	80,000	78,100
Starwood Property Trust, Inc.(1)	3.75	12/31/24	55,000	51,489
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	39,811
Starwood Property Trust, Inc.	4.75	03/15/25	50,000	46,907
				1,551,262
RETAIL – 5.0%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	50,000	42,003
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	110,000	96,890
1011778 BC ULC/New Red Finance, Inc.(1)	5.75	04/15/25	30,000	29,928
Abercrombie & Fitch Management Co.(1)	8.75	07/15/25	20,000	18,925
Academy Ltd.(1)	6.00	11/15/27	20,000	18,802

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 5.0% (Continued)
Asbury Automotive Group, Inc.	4.50	03/01/28	$20,000	$17,369
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	65,000	53,622
Asbury Automotive Group, Inc.	4.75	03/01/30	20,000	16,417
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	50,000	40,439
Bath & Body Works, Inc.	5.25	02/01/28	55,000	48,726
Bath & Body Works, Inc.(1)	6.63	10/01/30	55,000	49,340
Bath & Body Works, Inc.	6.75	07/01/36	80,000	66,296
Bath & Body Works, Inc.	6.88	11/01/35	55,000	46,313
Bath & Body Works, Inc.	7.50	06/15/29	20,000	18,989
Bath & Body Works, Inc.(1)	9.38	07/01/25	20,000	20,775
FirstCash, Inc.(1)	4.63	09/01/28	45,000	38,794
FirstCash, Inc.(1)	5.63	01/01/30	30,000	26,488
Foot Locker, Inc.(1)	4.00	10/01/29	20,000	15,320
Gap, Inc.(1)	3.63	10/01/29	130,000	91,467
Gap, Inc.(1)	3.88	10/01/31	45,000	31,143
Group 1 Automotive, Inc.(1)	4.00	08/15/28	45,000	37,069
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	55,000	52,635
Lithia Motors, Inc.(1)	3.88	06/01/29	100,000	80,847
Lithia Motors, Inc.(1)	4.63	12/15/27	25,000	22,283
Macy’s Retail Holdings LLC	5.13	01/15/42	75,000	47,738
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	55,000	47,593
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	45,000	37,460
Murphy Oil USA, Inc.(1)	3.75	02/15/31	20,000	16,694
Murphy Oil USA, Inc.	4.75	09/15/29	65,000	58,606
Nordstrom, Inc.	4.00	03/15/27	30,000	25,474
Nordstrom, Inc.	4.38	04/01/30	45,000	34,609
Nordstrom, Inc.	5.00	01/15/44	80,000	50,801
Nordstrom, Inc.	6.95	03/15/28	20,000	18,601
Penske Automotive Group, Inc.	3.50	09/01/25	40,000	37,238
Penske Automotive Group, Inc.	3.75	06/15/29	30,000	24,675
QVC, Inc.	4.38	09/01/28	50,000	36,345
QVC, Inc.	4.45	02/15/25	90,000	78,854
QVC, Inc.	4.75	02/15/27	50,000	39,735
QVC, Inc.	5.45	08/15/34	25,000	15,788
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	50,000	47,248
Sonic Automotive, Inc.(1)	4.63	11/15/29	30,000	23,575
Sonic Automotive, Inc.(1)	4.88	11/15/31	70,000	52,950
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	100,000	85,008
Yum! Brands, Inc.	3.63	03/15/31	55,000	44,250
Yum! Brands, Inc.(1)	4.75	01/15/30	95,000	85,150
Yum! Brands, Inc.	5.38	04/01/32	205,000	183,677
Yum! Brands, Inc.	6.88	11/15/37	30,000	29,439
				2,102,388
SEMICONDUCTORS – 0.5%
Amkor Technology, Inc.(1)	6.63	09/15/27	35,000	34,603
Entegris Escrow Corp.(1)	5.95	06/15/30	70,000	64,046
Entegris, Inc.(1)	4.38	04/15/28	55,000	48,456

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
SEMICONDUCTORS – 0.5% (Continued)
ON Semiconductor Corp.(1)	3.88	09/01/28	$50,000	$44,178
Synaptics, Inc.(1)	4.00	06/15/29	30,000	24,823
				216,106
SOFTWARE – 1.6%
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	68,061
MSCI, Inc.(1)	3.25	08/15/33	65,000	50,397
MSCI, Inc.(1)	3.63	09/01/30	75,000	62,801
MSCI, Inc.(1)	3.88	02/15/31	115,000	97,109
MSCI, Inc.(1)	4.00	11/15/29	65,000	56,550
Open Text Corp.(1)	3.88	02/15/28	85,000	72,927
Open Text Corp.(1)	3.88	12/01/29	45,000	35,766
Open Text Holdings, Inc.(1)	4.13	02/15/30	55,000	43,923
Open Text Holdings, Inc.(1)	4.13	12/01/31	45,000	33,974
PTC, Inc.(1)	3.63	02/15/25	40,000	38,177
PTC, Inc.(1)	4.00	02/15/28	40,000	36,289
ROBLOX Corp.(1)	3.88	05/01/30	55,000	45,467
Twilio, Inc.	3.63	03/15/29	35,000	28,955
Twilio, Inc.	3.88	03/15/31	35,000	28,601
				698,997
TELECOMMUNICATIONS – 6.6%
British Telecommunications PLC(1)	4.25	11/23/81	45,000	37,695
British Telecommunications PLC(1)	4.88	11/23/81	30,000	23,808
Ciena Corp.(1)	4.00	01/31/30	30,000	25,398
Hughes Satellite Systems Corp.	5.25	08/01/26	50,000	47,844
Level 3 Financing, Inc.(1)	3.40	03/01/27	50,000	43,140
Level 3 Financing, Inc.(1)	3.63	01/15/29	45,000	34,423
Level 3 Financing, Inc.(1)	3.75	07/15/29	50,000	38,121
Level 3 Financing, Inc.(1)	3.88	11/15/29	50,000	41,203
Level 3 Financing, Inc.(1)	4.25	07/01/28	65,000	53,802
Level 3 Financing, Inc.(1)	4.63	09/15/27	150,000	130,519
Lumen Technologies, Inc.(1)	4.00	02/15/27	85,000	72,395
Lumen Technologies, Inc.(1)	4.50	01/15/29	100,000	70,778
Lumen Technologies, Inc.(1)	5.38	06/15/29	55,000	40,483
Lumen Technologies, Inc.	5.63	04/01/25	110,000	106,845
Lumen Technologies, Inc.	7.60	09/15/39	45,000	30,217
Millicom International Cellular SA(1)	4.50	04/27/31	80,000	60,169
Millicom International Cellular SA(1)	6.25	03/25/29	49,500	43,433
Nokia OYJ	4.38	06/12/27	55,000	50,655
Nokia OYJ	6.63	05/15/39	30,000	27,408
Sprint Capital Corp.	6.88	11/15/28	200,000	206,698
Sprint Capital Corp.	8.75	03/15/32	105,000	123,380
Sprint Corp.	7.13	06/15/24	155,000	156,905
Sprint Corp.	7.63	02/15/25	130,000	133,750
Sprint Corp.	7.63	03/01/26	80,000	83,631
Sprint Corp.	7.88	09/15/23	125,000	127,218
Switch Ltd.(1)	3.75	09/15/28	55,000	55,685
Switch Ltd.(1)	4.13	06/15/29	25,000	25,049
Telecom Italia Capital SA	6.00	09/30/34	65,000	47,592

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
TELECOMMUNICATIONS – 6.6% (Continued)
Telecom Italia Capital SA	6.38	11/15/33	$75,000	$57,737
Telecom Italia Capital SA	7.20	07/18/36	80,000	62,499
Telecom Italia Capital SA	7.72	06/04/38	70,000	55,820
Telecom Italia SpA/Milano(1)	5.30	05/30/24	125,000	117,812
United States Cellular Corp.	6.70	12/15/33	35,000	33,380
Viasat, Inc.(1)	5.63	04/15/27	30,000	27,791
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	25,090
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	65,000	51,810
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	175,000	141,747
Vodafone Group PLC	3.25	06/04/81	25,000	20,086
Vodafone Group PLC	4.13	06/04/81	75,000	53,381
Vodafone Group PLC	5.13	06/04/81	105,000	72,807
Vodafone Group PLC	7.00	04/04/79	130,000	123,790
				2,781,994
TOYS/GAMES/HOBBIES – 0.5%
Mattel, Inc.(1)	3.38	04/01/26	120,000	109,747
Mattel, Inc.(1)	3.75	04/01/29	75,000	64,915
Mattel, Inc.(1)	5.88	12/15/27	50,000	48,635
				223,297
TRANSPORTATION – 0.2%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	30,000	26,830
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	44,825
				71,655
TRUCKING & LEASING – 0.4%
AerCap Global Aviation Trust(1)	6.50	06/15/45	45,000	41,127
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	75,000	62,907
Fortress Transportation & Infrastructure Investors LLC(1)	6.50	10/01/25	50,000	48,094
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	25,000	25,495
				177,623
TOTAL CORPORATE BONDS (Cost - $43,476,312)				41,579,579

SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
Skandinaviska Enskilda Banken, Stockholm	2.43	11/01/22	454,555	454,555
TOTAL SHORT-TERM INVESTMENTS (Cost - $454,555)				454,555

TOTAL INVESTMENTS – 99.2% (Cost - $43,930,867)				$42,034,134
OTHER ASSETS LESS LIABILITIES – 0.8%				347,196
NET ASSETS – 100.0%				$42,381,330

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $26,303,651 and represents 62.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 97.5%
ADVERTISING – 2.1%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$130,000	$102,505
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	60,000	49,092
CMG Media Corp.(1)	8.88	12/15/27	105,000	89,269
				240,866
AEROSPACE/DEFENSE – 1.2%
Spirit AeroSystems, Inc.	4.60	06/15/28	85,000	61,035
Triumph Group, Inc.	7.75	08/15/25	105,000	79,681
				140,716
AGRICULTURE – 0.5%
Vector Group Ltd.(1)	10.50	11/01/26	55,000	54,306

AIRLINES – 0.3%
American Airlines Group, Inc.(1)	3.75	03/01/25	35,000	30,841

AUTO MANUFACTURERS – 1.1%
Aston Martin Capital Holdings Ltd.(1)	10.50	11/30/25	125,000	120,140

AUTO PARTS & EQUIPMENT – 2.5%
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	150,000	147,254
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	60,000	52,565
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	40,000	27,285
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	40,000	28,773
Wheel Pros, Inc.(1)	6.50	05/15/29	45,000	21,247
				277,124
BEVERAGES – 0.4%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	65,000	49,385

BUILDING MATERIALS – 1.5%
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	40,000	25,058
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	45,000	32,466
New Enterprise Stone & Lime Co., Inc.(1)	9.75	07/15/28	25,000	21,660
Oscar Acquisition Co LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	70,000	59,440
Victors Merger Corp.(1)	6.38	05/15/29	70,000	36,087
				174,711
CHEMICALS – 2.9%
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	60,000	40,291
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	50,000	42,299
Innophos Holdings, Inc.(1)	9.38	02/15/28	30,000	28,606
Iris Holding, Inc.(1)	10.00	12/15/28	30,000	25,650
LSF11 A5 Hold Co LLC(1)	6.63	10/15/29	50,000	39,488
Rayonier AM Products, Inc.(1)	5.50	06/01/24	30,000	29,550
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	75,000	60,377
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	90,000	59,510
				325,771
COMMERCIAL SERVICES – 5.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	35,000	24,386
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	135,000	117,699

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
COMMERCIAL SERVICES – 5.5% (Continued)
Aptim Corp.(1)	7.75	06/15/25	$70,000	$48,433
APX Group, Inc.(1)	5.75	07/15/29	50,000	39,509
Cimpress PLC(1)	7.00	06/15/26	50,000	29,984
Garda World Security Corp.(1)	6.00	06/01/29	50,000	39,041
Garda World Security Corp.(1)	9.50	11/01/27	50,000	45,241
Metis Merger Sub LLC(1)	6.50	05/15/29	80,000	64,393
PECF USS Intermediate Holding III Corp.(1)	8.00	11/15/29	70,000	46,976
StoneMor, Inc.(1)	8.50	05/15/29	45,000	38,195
Verscend Escrow Corp.(1)	9.75	08/15/26	120,000	120,498
				614,355
COMPUTERS – 4.1%
Ahead DB Holdings LLC(1)	6.63	05/01/28	25,000	20,338
Condor Merger Sub, Inc.(1)	7.38	02/15/30	180,000	149,171
Diebold Nixdorf, Inc.(1)	9.38	07/15/25	80,000	59,677
Exela Intermediate LLC/Exela Finance, Inc.(1)	11.50	07/15/26	120,000	33,000
Presidio Holdings, Inc.(1)	8.25	02/01/28	45,000	40,113
Vericast Corp.(1)	11.00	09/15/26	120,000	118,200
Virtusa Corp.(1)	7.13	12/15/28	55,000	39,533
				460,032
DISTRIBUTION/WHOLESALE – 0.6%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	70,000	64,107

DIVERSIFIED FINANCIAL SERVICES – 4.0%
Advisor Group Holdings, Inc.(1)	10.75	08/01/27	55,000	54,292
Aretec Escrow Issuer, Inc.(1)	7.50	04/01/29	30,000	24,645
Armor Holdco, Inc.(1)	8.50	11/15/29	30,000	22,412
Curo Group Holdings Corp.(1)	7.50	08/01/28	110,000	65,168
Hightower Holding LLC(1)	6.75	04/15/29	25,000	20,390
Home Point Capital, Inc.(1)	5.00	02/01/26	72,000	42,654
LD Holdings Group LLC(1)	6.13	04/01/28	55,000	30,931
LD Holdings Group LLC(1)	6.50	11/01/25	65,000	44,289
NFP Corp.(1)	6.88	08/15/28	170,000	144,860
				449,641
ELECTRIC – 0.4%
Pike Corp.(1)	5.50	09/01/28	50,000	42,813

ENGINEERING & CONSTRUCTION – 1.7%
Artera Services LLC(1)	9.03	12/04/25	105,000	87,985
Brand Industrial Services, Inc.(1)	8.50	07/15/25	110,000	79,352
INNOVATE Corp.(1)	8.50	02/01/26	25,000	18,750
				186,087
ENTERTAINMENT – 4.6%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	55,000	22,423
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	105,000	72,321
Caesars Entertainment, Inc.(1)	4.63	10/15/29	105,000	84,208
Caesars Entertainment, Inc.(1)	8.13	07/01/27	135,000	131,525
Mohegan Gaming & Entertainment(1)	7.88	10/15/24	35,000	35,309

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
ENTERTAINMENT – 4.6% (Continued)
Mohegan Gaming & Entertainment(1)	8.00	02/01/26	$120,000	$101,450
Universal Entertainment Corp.(1)	8.50	12/11/24	80,000	73,150
				520,386
ENVIRONMENTAL CONTROL – 1.0%
Madison IAQ LLC(1)	5.88	06/30/29	110,000	75,654
Waste Pro USA, Inc.(1)	5.50	02/15/26	35,000	32,436
				108,090
FOOD – 2.7%
B&G Foods, Inc.	5.25	04/01/25	120,000	109,357
B&G Foods, Inc.	5.25	09/15/27	35,000	29,411
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.50	04/15/25	35,000	33,116
H-Food Holdings LLC/Hearthside Finance Co., Inc.(1)	8.50	06/01/26	60,000	35,077
Sigma Holdco BV(1)	7.88	05/15/26	70,000	42,985
TreeHouse Foods, Inc.	4.00	09/01/28	60,000	50,702
				300,648
FOOD SERVICE – 0.2%
TKC Holdings, Inc.(1)	10.50	05/15/29	40,000	28,497

HEALTHCARE-SERVICES – 5.2%
AHP Health Partners, Inc.(1)	5.75	07/15/29	20,000	15,352
Air Methods Corp.(1)	8.00	05/15/25	55,000	28,742
Cano Health LLC(1)	6.25	10/01/28	45,000	36,206
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	105,000	43,309
CHS/Community Health Systems, Inc.(1)	6.88	04/01/28	50,000	19,154
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	190,000	76,919
Hadrian Merger Sub, Inc.(1)	8.50	05/01/26	30,000	27,388
LifePoint Health, Inc.(1)	5.38	01/15/29	55,000	35,217
Radiology Partners, Inc.(1)	9.25	02/01/28	85,000	45,173
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	120,000	95,924
Surgery Center Holdings, Inc.(1)	10.00	04/15/27	90,000	87,477
Team Health Holdings, Inc.(1)	6.38	02/01/25	80,000	60,575
US Renal Care, Inc.(1)	10.63	07/15/27	40,000	16,180
				587,616
HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	35,000	29,452

HOUSEWARES – 0.4%
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	80,000	46,193

INSURANCE – 7.1%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	25,000	20,770
Acrisure LLC/Acrisure Finance, Inc.(1)	7.00	11/15/25	60,000	56,528
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	80,000	79,411
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	5.88	11/01/29	25,000	21,098
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(1)	6.75	10/15/27	140,000	127,945
AssuredPartners, Inc.(1)	5.63	01/15/29	40,000	32,959
AssuredPartners, Inc.(1)	7.00	08/15/25	55,000	52,776
BroadStreet Partners, Inc.(1)	5.88	04/15/29	80,000	64,397

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
INSURANCE – 7.1% (Continued)
GTCR AP Finance, Inc.(1)	8.00	05/15/27	$60,000	$57,252
HUB International Ltd.(1)	5.63	12/01/29	55,000	47,231
HUB International Ltd.(1)	7.00	05/01/26	165,000	163,242
USI, Inc./NY(1)	6.88	05/01/25	75,000	72,906
				796,515
INTERNET – 1.7%
Arches Buyer, Inc.(1)	6.13	12/01/28	55,000	42,487
Endurance International Group Holdings, Inc.(1)	6.00	02/15/29	85,000	56,946
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	6.00	02/15/28	40,000	31,441
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	25,000	23,505
Photo Holdings Merger Sub, Inc.(1)	8.50	10/01/26	50,000	33,022
				187,401
LEISURE TIME – 4.2%
Constellation Merger Sub, Inc.(1)	8.50	09/15/25	55,000	48,749
Life Time, Inc.(1)	8.00	04/15/26	60,000	52,404
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	40,000	28,248
NCL Corp. Ltd.(1)	3.63	12/15/24	75,000	65,242
NCL Corp. Ltd.(1)	5.88	03/15/26	125,000	102,604
NCL Corp. Ltd.(1)	7.75	02/15/29	75,000	59,921
Viking Cruises Ltd.(1)	5.88	09/15/27	85,000	67,375
Viking Cruises Ltd.(1)	6.25	05/15/25	25,000	21,907
Viking Cruises Ltd.(1)	7.00	02/15/29	40,000	31,793
				478,243
LODGING – 0.2%
Full House Resorts, Inc.(1)	8.25	02/15/28	25,000	21,787

MACHINERY-DIVERSIFIED – 1.9%
Granite US Holdings Corp.(1)	11.00	10/01/27	35,000	32,777
OT Merger Corp.(1)	7.88	10/15/29	50,000	32,371
SPX FLOW, Inc.(1)	8.75	04/01/30	60,000	48,837
Titan Acquisition Ltd./Titan Co.-Borrower LLC(1)	7.75	04/15/26	70,000	57,390
TK Elevator Holdco GmbH(1)	7.63	07/15/28	45,000	37,260
				208,635
MEDIA – 3.1%
Audacy Capital Corp.(1)	6.50	05/01/27	30,000	8,894
Audacy Capital Corp.(1)	6.75	03/31/29	90,000	25,731
Cengage Learning, Inc.(1)	9.50	06/15/24	70,000	66,347
Diamond Sports Group LLC/Diamond Sports Finance Co.(1)	5.38	08/15/26	245,000	49,306
iHeartCommunications, Inc.	8.38	05/01/27	130,000	117,002
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	45,000	38,415
Radiate Holdco LLC/Radiate Finance, Inc.(1)	6.50	09/15/28	65,000	41,108
				346,803
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	45,000	31,567

OIL & GAS – 4.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	50,000	47,396
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	40,000	41,628

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 4.7% (Continued)
Ensign Drilling, Inc.(1)	9.25	04/15/24	$35,000	$31,717
Global Marine, Inc.	7.00	06/01/28	25,000	16,125
Nabors Industries Ltd.(1)	7.25	01/15/26	90,000	87,069
Nabors Industries, Inc.	5.75	02/01/25	50,000	48,185
Transocean Guardian Ltd.(1)	5.88	01/15/24	21,712	21,133
Transocean Pontus Ltd.(1)	6.13	08/01/25	14,000	13,493
Transocean, Inc.	6.80	03/15/38	50,000	30,490
Transocean, Inc.(1)	7.50	01/15/26	30,000	25,416
Transocean, Inc.(1)	8.00	02/01/27	85,000	69,055
Transocean, Inc.(1)	11.50	01/30/27	50,000	50,302
W&T Offshore, Inc.(1)	9.75	11/01/23	50,000	49,573
				531,582
PACKAGING & CONTAINERS – 5.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	50,000	35,225
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	135,000	95,106
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	110,000	96,923
Graham Packaging Co., Inc.(1)	7.13	08/15/28	55,000	45,158
LABL, Inc.(1)	8.25	11/01/29	70,000	55,887
LABL, Inc.(1)	10.50	07/15/27	40,000	36,095
Mauser Packaging Solutions Holding Co.(1)	7.25	04/15/25	140,000	126,221
Pactiv LLC	7.95	12/15/25	25,000	23,313
Trident TPI Holdings, Inc.(1)	9.25	08/01/24	65,000	60,709
Trivium Packaging Finance BV(1)	8.50	08/15/27	75,000	70,704
				645,341
PHARMACEUTICALS – 2.4%
1375209 BC Ltd.(1)	9.00	01/30/28	40,000	38,900
Bausch Health Americas, Inc.(1)	9.25	04/01/26	60,000	34,818
Bausch Health Cos, Inc.(1)	5.25	01/30/30	60,000	23,393
Bausch Health Cos, Inc.(1)	11.00	09/30/28	98,000	75,950
Bausch Health Cos, Inc.(1)	14.00	10/15/30	17,000	9,818
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	10.00	06/15/29	80,000	44,800
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	60,000	46,399
				274,078
PIPELINES – 1.1%
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	50,000	39,077
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	11/01/23	50,000	48,824
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.75	04/15/25	45,000	37,746
				125,647
REAL ESTATE – 0.5%
WeWork Cos LLC/WW Co.-Obligor, Inc.(1)	5.00	07/10/25	40,000	20,052
WeWork Cos, Inc.(1)	7.88	05/01/25	75,000	41,062
				61,114
REAL ESTATE INVESTMENT TRUST (REITS) – 1.1%
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	100,000	68,485
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	75,000	53,996
				122,481

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
RETAIL – 9.3%
At Home Group, Inc.(1)	7.13	07/15/29	$35,000	$19,827
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	25,000	17,600
Carvana Co.(1)	5.50	04/15/27	95,000	45,402
Carvana Co.(1)	5.63	10/01/25	30,000	19,698
Carvana Co.(1)	5.88	10/01/28	115,000	52,919
Carvana Co.(1)	10.25	05/01/30	140,000	84,257
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	125,000	98,396
Foundation Building Materials, Inc.(1)	6.00	03/01/29	25,000	17,308
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	50,000	35,199
LBM Acquisition LLC(1)	6.25	01/15/29	50,000	35,096
Michaels Cos, Inc.(1)	7.88	05/01/29	135,000	75,624
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	120,000	114,286
Park River Holdings, Inc.(1)	5.63	02/01/29	35,000	22,276
Park River Holdings, Inc.(1)	6.75	08/01/29	55,000	36,258
Party City Holdings, Inc.(1)	8.75	02/15/26	75,000	47,607
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	120,000	112,933
SRS Distribution, Inc.(1)	6.00	12/01/29	130,000	106,302
Staples, Inc.(1)	10.75	04/15/27	105,000	76,685
White Capital Buyer LLC(1)	6.88	10/15/28	40,000	33,996
				1,051,669
SOFTWARE – 3.7%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	235,000	183,716
Boxer Parent Co., Inc.(1)	9.13	03/01/26	45,000	43,048
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	100,000	83,573
CWT Travel Group, Inc.(1)	8.50	11/19/26	50,000	42,875
Rackspace Technology Global, Inc.(1)	5.38	12/01/28	40,000	16,894
Rocket Software, Inc.(1)	6.50	02/15/29	35,000	28,023
Skillz, Inc.(1)	10.25	12/15/26	25,000	17,127
				415,256
TELECOMMUNICATIONS – 5.9%
Altice France Holding SA(1)	6.00	02/15/28	130,000	84,385
Altice France Holding SA(1)	10.50	05/15/27	145,000	113,307
Avaya, Inc.(1)	6.13	09/15/28	110,000	46,485
CommScope Technologies LLC(1)	5.00	03/15/27	45,000	36,551
CommScope Technologies LLC(1)	6.00	06/15/25	95,000	88,812
CommScope, Inc.(1)	7.13	07/01/28	60,000	50,959
CommScope, Inc.(1)	8.25	03/01/27	50,000	44,468
Embarq Corp.	8.00	06/01/36	125,000	50,601
Intrado Corp.(1)	8.50	10/15/25	80,000	70,117
Telesat Canada/Telesat LLC(1)	6.50	10/15/27	85,000	29,762
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	75,000	50,025
				665,472
TEXTILES – 0.5%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC(1)	7.50	05/01/25	80,000	62,040

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
TRANSPORTATION – 0.9%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	$50,000	$37,303
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	65,000	61,320
				98,623
TOTAL CORPORATE BONDS (Cost - $11,637,259)				10,976,031

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	2.43	11/01/22	30,441	30,441
TOTAL SHORT-TERM INVESTMENTS (Cost - $30,441)				30,441

TOTAL INVESTMENTS – 97.8% (Cost - $11,667,700)				$11,006,472
OTHER ASSETS LESS LIABILITIES – 2.2%				242,462
NET ASSETS – 100.0%				$11,248,934

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at October 31, 2022, amounts to $10,202,915 and represents 90.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
CORPORATE BONDS – 18.9%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$190,323
Banco Nacional de Panama	2.50	08/11/30	425,000	308,232
				498,555
CHEMICALS – 0.5%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	144,622
CNAC HK Finbridge Co. Ltd.	3.38	06/19/24	275,000	262,188
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	173,970
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	300,000	265,584
				846,364
COMMERCIAL SERVICES – 0.2%
DP World Crescent Ltd.	3.88	07/18/29	400,000	356,544

DIVERSIFIED FINANCIAL SERVICES – 0.3%
Power Sector Assets & Liabilities Management Corp.	7.39	12/02/24	425,000	439,247

ELECTRIC – 2.0%
Comision Federal de Electricidad	4.69	05/15/29	200,000	169,442
Eskom Holdings SOC Ltd.	6.35	08/10/28	450,000	404,789
Eskom Holdings SOC Ltd.	6.75	08/06/23	450,000	441,000
Eskom Holdings SOC Ltd.	7.13	02/11/25	550,000	514,741
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	275,000	252,828
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	189,607
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	203,371
State Grid Overseas Investment 2013 Ltd.	3.13	05/22/23	225,000	222,834
State Grid Overseas Investment 2014 Ltd.	4.13	05/07/24	275,000	271,606
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	175,941
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	400,000	376,990
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	213,024
				3,436,173
INVESTMENT COMPANIES – 0.5%
MDGH GMTN RSC Ltd.	2.50	05/21/26	275,000	251,332
MDGH GMTN RSC Ltd.	2.88	11/07/29	250,000	215,359
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	167,984
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	169,625
				804,300
MINING – 0.8%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	325,000	270,668
Corp. Nacional del Cobre de Chile	3.15	01/14/30	300,000	250,740
Corp. Nacional del Cobre de Chile	3.63	08/01/27	400,000	365,138
Indonesia Asahan Aluminium Persero PT	4.75	05/15/25	200,000	192,000
Indonesia Asahan Aluminium Persero PT	5.45	05/15/30	200,000	175,964
				1,254,510
OIL & GAS – 7.0%
CNOOC Curtis Funding No 1 Pty Ltd.	4.50	10/03/23	250,000	248,414
KazMunayGas National Co. JSC	4.75	04/19/27	575,000	500,986

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
OIL & GAS – 7.0% (Continued)
KazMunayGas National Co. JSC	5.38	04/24/30	$750,000	$616,631
Oil & Gas Holding Co. BSCC	7.50	10/25/27	475,000	462,066
Pertamina Persero PT	1.40	02/09/26	200,000	173,000
Petroleos del Peru SA	4.75	06/19/32	400,000	296,600
Petroleos Mexicanos	4.50	01/23/26	175,000	155,225
Petroleos Mexicanos	5.35	02/12/28	350,000	279,290
Petroleos Mexicanos	5.95	01/28/31	625,000	450,625
Petroleos Mexicanos	6.49	01/23/27	250,000	218,975
Petroleos Mexicanos	6.50	03/13/27	700,000	611,800
Petroleos Mexicanos	6.50	01/23/29	200,000	161,700
Petroleos Mexicanos	6.70	02/16/32	1,175,000	887,202
Petroleos Mexicanos	6.84	01/23/30	400,000	318,252
Petroleos Mexicanos	6.88	08/04/26	450,000	415,865
Petroleos Mexicanos	8.75	06/02/29	350,000	314,344
Petronas Capital Ltd.	2.48	01/28/32	700,000	558,229
Petronas Capital Ltd.	3.50	03/18/25	850,000	821,038
Petronas Capital Ltd.	3.50	04/21/30	1,550,000	1,379,998
Qatar Energy	1.38	09/12/26	400,000	351,998
Qatar Energy	2.25	07/12/31	900,000	724,451
Sinopec Group Overseas Development 2013 Ltd.	4.38	10/17/23	275,000	273,472
Sinopec Group Overseas Development 2014 Ltd.	4.38	04/10/24	300,000	297,094
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	275,000	263,058
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	236,091
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	250,000	223,960
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	181,475
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	275,000	231,866
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	216,766
				11,870,471
PIPELINES – 0.8%
Southern Gas Corridor CJSC	6.88	03/24/26	1,350,000	1,329,615

SOVEREIGN – 6.4%
CBB International Sukuk Co. 5 SPC	5.62	02/12/24	475,000	474,925
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	475,000	488,167
CBB International Sukuk Programme Co. WLL	3.88	05/18/29	475,000	409,398
CBB International Sukuk Programme Co. WLL	3.95	09/16/27	475,000	438,791
CBB International Sukuk Programme Co. WLL	4.50	03/30/27	475,000	449,585
CBB International Sukuk Programme Co. WLL	6.25	11/14/24	675,000	679,431
KSA Sukuk Ltd.	2.25	05/17/31	450,000	364,502
KSA Sukuk Ltd.	2.97	10/29/29	575,000	503,410
KSA Sukuk Ltd.	3.63	04/20/27	1,000,000	945,485
KSA Sukuk Ltd.	4.30	01/19/29	450,000	431,476
KSA Sukuk Ltd.	5.27	10/25/28	325,000	327,486
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	528,628
Malaysia Sukuk Global Bhd	3.18	04/27/26	550,000	526,215
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	575,000	278,875
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	220,313
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	201,250
Perusahaan Penerbit SBSN Indonesia III	2.80	06/23/30	200,000	167,834

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
SOVEREIGN – 6.4% (Continued)
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	$350,000	$333,168
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	343,839
Perusahaan Penerbit SBSN Indonesia III	4.35	09/10/24	275,000	272,391
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	325,000	310,960
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	325,000	309,079
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	350,000	331,556
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	300,000	293,500
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	300,000	281,625
RAK Capital	3.09	03/31/25	200,000	190,920
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	192,745
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	163,917
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	181,515
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	220,739
				10,861,725
TRANSPORTATION – 0.1%
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	190,750

TOTAL CORPORATE BONDS (Cost - $33,306,401)				31,888,254

GOVERNMENT AGENCIES AND OBLIGATIONS – 79.4%
GOVERNMENT AGENCIES – 1.8%
Banco Nacional de Desenvolvimento Economico e Social	5.75	09/26/23	375,000	375,773
China Development Bank	1.00	10/27/25	225,000	201,598
Export-Import Bank of China	2.88	04/26/26	200,000	189,659
Export-Import Bank of China	3.63	07/31/24	275,000	270,062
Export-Import Bank of India	2.25	01/13/31	600,000	439,896
Export-Import Bank of India	3.25	01/15/30	600,000	490,011
Export-Import Bank of India	3.38	08/05/26	600,000	545,660
Export-Import Bank of India	3.88	02/01/28	575,000	511,347
				3,024,006
GOVERMENT OBLIGATIONS – 77.6%
Abu Dhabi Government International Bond	0.75	09/02/23	400,000	386,534
Abu Dhabi Government International Bond	1.63	06/02/28	400,000	338,654
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	236,207
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	275,948
Abu Dhabi Government International Bond	2.13	09/30/24	625,000	594,889
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	570,870
Abu Dhabi Government International Bond	2.50	09/30/29	600,000	520,670
Abu Dhabi Government International Bond	3.13	05/03/26	500,000	473,708
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	746,150
Abu Dhabi Government International Bond	3.13	04/16/30	625,000	561,003
Angolan Government International Bond	8.00	11/26/29	1,050,000	859,688
Angolan Government International Bond	8.25	05/09/28	1,200,000	1,011,000
Angolan Government International Bond	8.75	04/14/32	1,000,000	805,000
Argentine Republic Government International Bond(1)	0.50	07/09/30	4,500,000	954,000
Argentine Republic Government International Bond	3.88	01/09/38	2,500,000	650,331
Bahrain Government International Bond	5.45	09/16/32	500,000	404,623
Bahrain Government International Bond	5.63	09/30/31	475,000	397,763
Bahrain Government International Bond	6.13	08/01/23	700,000	701,750

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERMENT OBLIGATIONS – 77.6% (Continued)
Bahrain Government International Bond	6.75	09/20/29	$600,000	$564,149
Bahrain Government International Bond	7.00	01/26/26	525,000	525,269
Bahrain Government International Bond	7.00	10/12/28	750,000	720,287
Bahrain Government International Bond	7.38	05/14/30	475,000	453,272
Bolivian Government International Bond	4.50	03/20/28	600,000	473,105
Brazilian Government International Bond	2.88	06/06/25	600,000	564,600
Brazilian Government International Bond	3.75	09/12/31	500,000	412,250
Brazilian Government International Bond	3.88	06/12/30	1,200,000	1,011,342
Brazilian Government International Bond	4.25	01/07/25	1,450,000	1,411,818
Brazilian Government International Bond	4.50	05/30/29	700,000	628,869
Brazilian Government International Bond	4.63	01/13/28	1,225,000	1,151,172
Brazilian Government International Bond	6.00	04/07/26	750,000	768,405
Chile Government International Bond	2.45	01/31/31	525,000	420,541
Chile Government International Bond	2.55	01/27/32	425,000	334,398
Chile Government International Bond	2.75	01/31/27	425,000	382,500
Chile Government International Bond	3.24	02/06/28	575,000	517,309
China Government International Bond	0.40	10/21/23	250,000	240,426
China Government International Bond	0.55	10/21/25	350,000	311,939
China Government International Bond	0.75	10/26/24	250,000	232,168
China Government International Bond	1.20	10/21/30	350,000	280,898
China Government International Bond	1.25	10/26/26	300,000	267,177
China Government International Bond	1.75	10/26/31	250,000	205,510
China Government International Bond	1.95	12/03/24	350,000	332,019
China Government International Bond	2.13	12/03/29	375,000	329,117
China Government International Bond	2.63	11/02/27	250,000	230,415
China Government International Bond	3.25	10/19/23	250,000	247,106
Colombia Government International Bond	3.00	01/30/30	850,000	603,712
Colombia Government International Bond	3.13	04/15/31	950,000	652,477
Colombia Government International Bond	3.25	04/22/32	750,000	500,437
Colombia Government International Bond	3.88	04/25/27	725,000	606,076
Colombia Government International Bond	4.00	02/26/24	600,000	576,031
Colombia Government International Bond	4.50	01/28/26	550,000	495,359
Colombia Government International Bond	4.50	03/15/29	750,000	606,161
Colombia Government International Bond	8.13	05/21/24	425,000	427,346
Costa Rica Government International Bond	6.13	02/19/31	700,000	652,085
Croatia Government International Bond	6.00	01/26/24	1,000,000	1,007,053
Dominican Republic International Bond	4.50	01/30/30	1,050,000	842,654
Dominican Republic International Bond	4.88	09/23/32	1,400,000	1,079,656
Dominican Republic International Bond	5.50	01/27/25	550,000	539,162
Dominican Republic International Bond	5.50	02/22/29	850,000	742,122
Dominican Republic International Bond	5.95	01/25/27	875,000	818,681
Dominican Republic International Bond	6.00	07/19/28	600,000	548,433
Dominican Republic International Bond	6.88	01/29/26	700,000	688,543
Ecuador Government International Bond	ZCP	07/31/30	600,000	187,515
Ecuador Government International Bond(1)	5.50	07/31/30	2,200,000	1,177,330
Egypt Government International Bond	5.75	05/29/24	550,000	520,438
Egypt Government International Bond	5.80	09/30/27	450,000	329,063
Egypt Government International Bond	5.88	06/11/25	625,000	539,844
Egypt Government International Bond	5.88	02/16/31	625,000	383,334

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERMENT OBLIGATIONS – 77.6% (Continued)
Egypt Government International Bond	6.59	02/21/28	$500,000	$360,000
Egypt Government International Bond	7.05	01/15/32	400,000	253,410
Egypt Government International Bond	7.50	01/31/27	825,000	667,219
Egypt Government International Bond	7.60	03/01/29	975,000	702,000
Egypt Government International Bond	7.63	05/29/32	725,000	463,480
Ethiopia International Bond	6.63	12/11/24	550,000	280,961
Gabon Government International Bond	6.63	02/06/31	575,000	404,744
Ghana Government International Bond	6.38	02/11/27	725,000	224,750
Ghana Government International Bond	7.63	05/16/29	750,000	211,875
Ghana Government International Bond	7.75	04/07/29	575,000	167,505
Ghana Government International Bond	8.13	01/18/26	575,000	212,595
Ghana Government International Bond	8.13	03/26/32	750,000	215,625
Ghana Government International Bond	10.75	10/14/30	600,000	393,000
Hazine Mustesarligi Varlik Kiralama AS	4.49	11/25/24	225,000	208,890
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	525,000	465,153
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	650,000	602,787
Hazine Mustesarligi Varlik Kiralama AS	9.76	11/13/25	450,000	454,073
Hungary Government International Bond	2.13	09/22/31	1,500,000	1,074,596
Hungary Government International Bond	5.25	06/16/29	1,050,000	967,357
Hungary Government International Bond	5.38	03/25/24	900,000	891,722
Hungary Government International Bond	5.75	11/22/23	700,000	698,687
Indonesia Government International Bond	1.85	03/12/31	250,000	191,562
Indonesia Government International Bond	2.15	07/28/31	200,000	156,500
Indonesia Government International Bond	2.85	02/14/30	250,000	212,591
Indonesia Government International Bond	3.50	01/11/28	225,000	206,053
Indonesia Government International Bond	3.55	03/31/32	200,000	171,750
Indonesia Government International Bond	3.85	07/18/27	200,000	187,087
Indonesia Government International Bond	3.85	10/15/30	275,000	246,575
Indonesia Government International Bond	4.10	04/24/28	200,000	188,395
Indonesia Government International Bond	4.13	01/15/25	425,000	415,880
Indonesia Government International Bond	4.35	01/08/27	250,000	241,076
Indonesia Government International Bond	4.65	09/20/32	250,000	231,406
Indonesia Government International Bond	4.75	01/08/26	400,000	392,331
Indonesia Government International Bond	4.75	02/11/29	225,000	216,562
Indonesia Government International Bond	5.88	01/15/24	325,000	328,470
Iraq International Bond	5.80	01/15/28	773,438	659,098
Ivory Coast Government International Bond	6.13	06/15/33	750,000	587,048
Jamaica Government International Bond	6.75	04/28/28	850,000	891,814
Jordan Government International Bond	5.75	01/31/27	600,000	551,823
Jordan Government International Bond	5.85	07/07/30	700,000	582,750
Jordan Government International Bond	6.13	01/29/26	600,000	575,376
Kazakhstan Government International Bond	3.88	10/14/24	900,000	894,544
Kazakhstan Government International Bond	5.13	07/21/25	1,650,000	1,690,365
Kuwait International Government Bond	3.50	03/20/27	2,850,000	2,724,279
Lebanon Government International Bond(2)	6.00	01/27/23	600,000	37,468
Lebanon Government International Bond(2)	6.10	10/04/22	1,700,000	110,768
Lebanon Government International Bond(2)	6.65	02/26/30	1,200,000	74,835
Lebanon Government International Bond(2)	6.85	03/23/27	1,100,000	68,599
Lebanon Government International Bond(2)	8.25	04/12/21	200,000	12,921

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERMENT OBLIGATIONS – 77.6% (Continued)
Mexico Government International Bond	2.66	05/24/31	$750,000	$582,750
Mexico Government International Bond	3.25	04/16/30	375,000	315,859
Mexico Government International Bond	3.75	01/11/28	325,000	298,512
Mexico Government International Bond	4.13	01/21/26	325,000	313,462
Mexico Government International Bond	4.15	03/28/27	400,000	382,400
Mexico Government International Bond	4.50	04/22/29	500,000	466,250
Mexico Government International Bond	4.75	04/27/32	400,000	362,638
Mexico Government International Bond	8.30	08/15/31	150,000	168,403
Nigeria Government International Bond	6.13	09/28/28	1,000,000	662,500
Nigeria Government International Bond	6.50	11/28/27	875,000	623,437
Nigeria Government International Bond	7.14	02/23/30	750,000	491,250
Nigeria Government International Bond	7.63	11/21/25	650,000	562,250
Nigeria Government International Bond	7.88	02/16/32	850,000	548,250
Nigeria Government International Bond	8.38	03/24/29	725,000	527,438
Nigeria Government International Bond	8.75	01/21/31	600,000	423,000
Oman Government International Bond	4.75	06/15/26	1,075,000	1,021,250
Oman Government International Bond	4.88	02/01/25	550,000	535,563
Oman Government International Bond	5.38	03/08/27	900,000	861,750
Oman Government International Bond	5.63	01/17/28	1,075,000	1,026,625
Oman Government International Bond	6.00	08/01/29	975,000	929,906
Oman Government International Bond	6.25	01/25/31	750,000	717,188
Oman Government International Bond	6.75	10/28/27	625,000	627,680
Oman Government International Bond	7.38	10/28/32	450,000	461,503
Oman Sovereign Sukuk Co.	4.40	06/01/24	875,000	857,500
Oman Sovereign Sukuk Co.	4.88	06/15/30	800,000	763,106
Oman Sovereign Sukuk Co.	5.93	10/31/25	650,000	658,125
Pakistan Government International Bond	6.00	04/08/26	775,000	249,938
Pakistan Government International Bond	6.88	12/05/27	1,075,000	344,000
Pakistan Government International Bond	7.38	04/08/31	825,000	257,813
Pakistan Government International Bond	8.25	04/15/24	575,000	244,375
Panama Government International Bond	2.25	09/29/32	1,100,000	765,867
Panama Government International Bond	3.16	01/23/30	625,000	510,034
Panama Government International Bond	3.75	03/16/25	500,000	478,249
Panama Government International Bond	3.88	03/17/28	550,000	499,051
Paraguay Government International Bond	4.95	04/28/31	600,000	550,164
Peruvian Government International Bond	2.39	01/23/26	425,000	383,464
Peruvian Government International Bond	2.78	01/23/31	1,650,000	1,303,813
Peruvian Government International Bond	4.13	08/25/27	500,000	470,162
Peruvian Government International Bond	7.35	07/21/25	650,000	675,945
Philippine Government International Bond	1.65	06/10/31	450,000	336,937
Philippine Government International Bond	2.46	05/05/30	375,000	309,844
Philippine Government International Bond	3.00	02/01/28	750,000	677,812
Philippine Government International Bond	3.75	01/14/29	550,000	507,375
Philippine Government International Bond	4.20	01/21/24	550,000	541,750
Philippine Government International Bond	5.50	03/30/26	375,000	378,281
Philippine Government International Bond	6.38	01/15/32	375,000	388,125
Philippine Government International Bond	7.75	01/14/31	600,000	678,000
Philippine Government International Bond	9.50	02/02/30	750,000	903,750
Philippine Government International Bond	10.63	03/16/25	525,000	586,687

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERMENT OBLIGATIONS – 77.6% (Continued)
Qatar Government International Bond	3.25	06/02/26	$950,000	$900,006
Qatar Government International Bond	3.38	03/14/24	525,000	515,589
Qatar Government International Bond	3.40	04/16/25	525,000	507,473
Qatar Government International Bond	3.75	04/16/30	800,000	745,380
Qatar Government International Bond	4.00	03/14/29	1,050,000	999,154
Qatar Government International Bond	4.50	04/23/28	1,000,000	980,115
Qatar Government International Bond	9.75	06/15/30	500,000	647,232
Republic of Azerbaijan International Bond	3.50	09/01/32	650,000	522,956
Republic of Azerbaijan International Bond	4.75	03/18/24	725,000	708,468
Republic of Kenya Government International Bond	6.88	06/24/24	1,150,000	1,012,000
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	456,000
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	490,000
Republic of Poland Government International Bond	3.25	04/06/26	1,050,000	985,966
Republic of Poland Government International Bond	4.00	01/22/24	1,250,000	1,232,378
Republic of South Africa Government International Bond	4.30	10/12/28	900,000	769,603
Republic of South Africa Government International Bond	4.67	01/17/24	675,000	664,450
Republic of South Africa Government International Bond	4.85	09/27/27	450,000	408,854
Republic of South Africa Government International Bond	4.85	09/30/29	950,000	808,728
Republic of South Africa Government International Bond	4.88	04/14/26	550,000	517,308
Republic of South Africa Government International Bond	5.88	09/16/25	900,000	891,697
Republic of South Africa Government International Bond	5.88	06/22/30	625,000	556,017
Republic of South Africa Government International Bond	5.88	04/20/32	625,000	539,844
Romanian Government International Bond	3.00	02/27/27	850,000	730,841
Romanian Government International Bond	3.00	02/14/31	800,000	593,822
Romanian Government International Bond	3.63	03/27/32	650,000	479,425
Romanian Government International Bond	4.38	08/22/23	750,000	744,131
Romanian Government International Bond	5.25	11/25/27	600,000	550,970
Saudi Government International Bond	2.50	02/03/27	275,000	249,110
Saudi Government International Bond	2.75	02/03/32	225,000	185,467
Saudi Government International Bond	2.90	10/22/25	550,000	518,928
Saudi Government International Bond	3.25	10/26/26	1,150,000	1,081,776
Saudi Government International Bond	3.25	10/22/30	350,000	306,836
Saudi Government International Bond	3.63	03/04/28	1,150,000	1,072,208
Saudi Government International Bond	4.00	04/17/25	1,000,000	976,885
Saudi Government International Bond	4.38	04/16/29	1,100,000	1,051,958
Saudi Government International Bond	4.50	04/17/30	700,000	671,059
Saudi Government International Bond	5.50	10/25/32	500,000	507,188
Senegal Government International Bond	6.25	05/23/33	625,000	469,666
Serbia International Bond	2.13	12/01/30	700,000	485,536
Sri Lanka Government International Bond(2)	5.75	04/18/23	725,000	169,554
Sri Lanka Government International Bond(2)	6.20	05/11/27	900,000	200,250
Sri Lanka Government International Bond(2)	6.75	04/18/28	725,000	168,222
Sri Lanka Government International Bond(2)	6.85	03/14/24	600,000	140,621
Sri Lanka Government International Bond(2)	6.85	11/03/25	1,300,000	307,359
Sri Lanka Government International Bond(2)	7.55	03/28/30	1,675,000	383,529
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	580,177
Tunisian Republic International Bond	5.75	01/30/25	575,000	364,435
Turkey Government International Bond	4.25	03/13/25	425,000	386,219
Turkey Government International Bond	4.25	04/14/26	325,000	277,469

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERMENT OBLIGATIONS – 77.6% (Continued)
Turkey Government International Bond	4.75	01/26/26	$400,000	$352,000
Turkey Government International Bond	4.88	10/09/26	650,000	554,937
Turkey Government International Bond	5.13	02/17/28	425,000	345,312
Turkey Government International Bond	5.25	03/13/30	425,000	317,687
Turkey Government International Bond	5.60	11/14/24	550,000	528,000
Turkey Government International Bond	5.75	03/22/24	525,000	517,125
Turkey Government International Bond	5.88	06/26/31	375,000	283,125
Turkey Government International Bond	5.95	01/15/31	500,000	383,750
Turkey Government International Bond	6.00	03/25/27	700,000	611,625
Turkey Government International Bond	6.13	10/24/28	600,000	501,750
Turkey Government International Bond	6.35	08/10/24	500,000	489,979
Turkey Government International Bond	6.38	10/14/25	550,000	512,187
Turkey Government International Bond	7.25	12/23/23	425,000	430,312
Turkey Government International Bond	7.38	02/05/25	700,000	688,625
Turkey Government International Bond	7.63	04/26/29	900,000	797,625
Turkey Government International Bond	8.60	09/24/27	425,000	409,063
Turkey Government International Bond	11.88	01/15/30	325,000	359,937
U.S. Treasury Note	0.88	01/31/24	500,000	477,126
UAE Government International Bond	2.00	10/19/31	225,000	178,498
UAE Government International Bond	4.05	07/07/32	450,000	418,303
Ukraine Government International Bond	6.88	05/21/31	1,000,000	155,205
Ukraine Government International Bond	7.38	09/25/34	200,000	31,875
Ukraine Government International Bond	7.75	09/01/25	775,000	167,855
Ukraine Government International Bond	7.75	09/01/26	750,000	135,428
Ukraine Government International Bond	7.75	09/01/27	800,000	138,912
Ukraine Government International Bond	7.75	09/01/28	750,000	138,750
Ukraine Government International Bond	7.75	09/01/29	750,000	136,069
Ukraine Government International Bond	9.75	11/01/30	950,000	178,764
Uruguay Government International Bond	4.38	10/27/27	925,000	914,531
Uruguay Government International Bond	4.38	01/23/31	1,175,000	1,122,148
Vietnam Government International Bond	4.80	11/19/24	600,000	577,950
Zambia Government International Bond(2)	8.50	04/14/24	600,000	237,000
Zambia Government International Bond(2)	8.97	07/30/27	700,000	266,000
				130,897,059

TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $141,568,047)				133,921,065

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
BBVA, Madrid	2.43	11/01/22	995,196	995,196
Citibank, London	0.31	11/01/22	722	713
TOTAL SHORT-TERM INVESTMENTS (Cost - $995,909)				995,909

TOTAL INVESTMENTS – 98.9% (Cost - $175,870,357)				$166,805,228
OTHER ASSETS LESS LIABILITIES – 1.1%				1,906,020
NET ASSETS – 100.0%				$168,711,248

ZCP Indicates a zero coupon rate.

(1)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of October 31, 2022.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

October 31, 2022

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of October 31, 2022:

Percent of
Country	Net Assets
Angola	1.6%
Argentina	1.0%
Australia	0.1%
Azerbaijan	1.5%
Bahrain	4.3%
Bolivia	0.3%
Brazil	3.7%
British Virgin Islands	1.9%
Cayman Islands	2.5%
Chile	1.5%
China	2.0%
Colombia	2.6%
Costa Rica	0.4%
Croatia	0.6%
Dominican Republic	3.1%
Ecuador	0.8%
Egypt	2.5%
Ethiopia	0.2%
Gabon	0.2%
Ghana	0.8%
Hong Kong	0.5%
Hungary	2.2%
India	1.2%
Indonesia	4.5%
Iraq	0.4%
Ivory Coast	0.3%
Jamaica	0.5%
Jordan	1.0%
Kazakhstan	2.2%
Kenya	1.2%
Kuwait	1.6%
Percent of
Country	Net Assets
Lebanon	0.2%
Malaysia	2.3%
Mexico	4.2%
Nigeria	2.3%
Oman	5.0%
Pakistan	0.8%
Panama	1.5%
Paraguay	0.3%
Peru	1.9%
Philippines	3.5%
Poland	1.3%
Qatar	3.8%
Romania	1.8%
Saudi Arabia	3.9%
Senegal	0.3%
Serbia	0.3%
South Africa	3.9%
Sri Lanka	0.8%
Trinidad and Tobago	0.3%
Tunisia	0.2%
Turkey	6.2%
Ukraine	0.6%
United Arab Emirates	3.6%
United States	0.3%
Uruguay	1.2%
Vietnam	0.3%
Zambia	0.3%
Other*	1.7%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
SHORT-TERM INVESTMENTS – 99.7%
GOVERNMENT OBLIGATIONS – 99.7%
U.S. Treasury Bill	ZCP	12/01/22	$613,000	$611,252
U.S. Treasury Bill	ZCP	01/12/23	3,237,000	3,211,585
U.S. Treasury Bill	ZCP	01/19/23	3,440,000	3,410,211
U.S. Treasury Bill	ZCP	02/02/23	3,800,000	3,760,490
U.S. Treasury Bill	ZCP	02/09/23	5,000,000	4,943,821
U.S. Treasury Bill	ZCP	02/16/23	3,500,000	3,457,853
U.S. Treasury Bill	ZCP	03/02/23	5,000,000	4,931,145
U.S. Treasury Bill	ZCP	04/20/23	5,000,000	4,897,244
U.S. Treasury Bill	ZCP	05/18/23	750,000	732,824
U.S. Treasury Bill	ZCP	06/15/23	2,447,000	2,382,586
U.S. Treasury Bill	ZCP	07/13/23	4,500,000	4,366,022
U.S. Treasury Bill	ZCP	08/10/23	5,000,000	4,833,160
U.S. Treasury Bill	ZCP	09/07/23	4,771,200	4,594,618
U.S. Treasury Bill	ZCP	10/05/23	3,984,000	3,817,519
TOTAL SHORT-TERM INVESTMENTS (Cost - $50,016,528)				49,950,330

TOTAL INVESTMENTS – 99.7% (Cost - $50,016,528)				$49,950,330
OTHER ASSETS LESS LIABILITIES – 0.3%				144,281
NET ASSETS – 100.0%				$50,094,611

ZCP Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Note	0.13	05/31/23	$1,397,000	$1,361,557
U.S. Treasury Note	0.13	06/30/23	490,000	475,759
U.S. Treasury Note	0.13	07/15/23	2,950,000	2,859,253
U.S. Treasury Note	0.13	07/31/23	2,370,000	2,291,772
U.S. Treasury Note	0.13	08/15/23	3,950,000	3,812,521
U.S. Treasury Note	0.13	08/31/23	3,950,000	3,803,418
U.S. Treasury Note	0.25	09/30/23	3,160,000	3,036,130
U.S. Treasury Note	0.38	04/15/24	1,000,000	940,254
U.S. Treasury Note	0.50	11/30/23	515,000	492,781
U.S. Treasury Note	0.75	12/31/23	3,160,000	3,021,133
U.S. Treasury Note	0.88	01/31/24	3,165,000	3,020,164
U.S. Treasury Note	1.38	09/30/23	3,160,000	3,071,187
U.S. Treasury Note	2.25	03/31/24	3,727,600	3,605,652
U.S. Treasury Note	2.25	04/30/24	1,200,000	1,158,656
U.S. Treasury Note	2.50	01/31/24	3,160,000	3,077,914
U.S. Treasury Note	2.50	04/30/24	1,200,000	1,163,109
U.S. Treasury Note	2.75	08/31/23	1,975,000	1,946,841
TOTAL GOVERNMENT OBLIGATIONS (Cost - $39,337,746)				39,138,101

TOTAL INVESTMENTS – 99.3% (Cost - $39,337,746)				$39,138,101
OTHER ASSETS LESS LIABILITIES – 0.7%				286,288
NET ASSETS – 100.0%				$39,424,389

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Note	0.25	05/15/24	$1,850,000	$1,730,292
U.S. Treasury Note	0.25	07/31/25	1,850,000	1,652,281
U.S. Treasury Note	0.25	08/31/25	2,475,500	2,202,325
U.S. Treasury Note	0.38	04/15/24	3,330,000	3,131,046
U.S. Treasury Note	0.75	12/31/23	600,000	573,633
U.S. Treasury Note	0.75	11/15/24	2,590,000	2,401,415
U.S. Treasury Note	0.88	01/31/24	2,220,000	2,118,409
U.S. Treasury Note	1.13	01/15/25	1,776,000	1,651,402
U.S. Treasury Note	1.50	02/15/25	1,680,000	1,571,128
U.S. Treasury Note	1.75	03/15/25	1,480,000	1,390,737
U.S. Treasury Note	2.25	03/31/24	3,330,000	3,221,060
U.S. Treasury Note	2.25	11/15/25	1,186,000	1,112,941
U.S. Treasury Note	2.75	02/15/24	1,442,000	1,407,612
U.S. Treasury Note	2.75	05/15/25	2,590,000	2,484,478
U.S. Treasury Note	2.88	06/15/25	2,590,000	2,490,042
U.S. Treasury Note	3.00	07/31/24	2,590,000	2,521,203
U.S. Treasury Note	3.00	07/15/25	1,636,300	1,576,217
U.S. Treasury Note	3.13	08/15/25	2,220,000	2,144,208
U.S. Treasury Note	4.25	09/30/24	890,000	885,567
TOTAL GOVERNMENT OBLIGATIONS (Cost - $36,667,303)				36,265,996

TOTAL INVESTMENTS – 99.0% (Cost - $36,667,303)				$36,265,996
OTHER ASSETS LESS LIABILITIES – 1.0%				356,680
NET ASSETS – 100.0%				$36,622,676

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Note	0.25	05/31/25	$1,230,000	$1,105,030
U.S. Treasury Note	0.25	07/31/25	1,640,000	1,464,725
U.S. Treasury Note	0.25	08/31/25	1,230,000	1,094,268
U.S. Treasury Note	0.38	11/30/25	1,000,000	884,492
U.S. Treasury Note	0.38	12/31/25	1,640,000	1,447,044
U.S. Treasury Note	0.38	01/31/26	2,050,000	1,801,438
U.S. Treasury Note	0.63	07/31/26	500,000	435,723
U.S. Treasury Note	0.75	03/31/26	600,000	531,117
U.S. Treasury Note	0.75	04/30/26	2,050,000	1,809,365
U.S. Treasury Note	0.75	05/31/26	1,025,000	902,320
U.S. Treasury Note	0.75	08/31/26	735,000	641,890
U.S. Treasury Note	0.88	06/30/26	1,656,000	1,460,838
U.S. Treasury Note	0.88	09/30/26	1,000,000	875,703
U.S. Treasury Note	1.13	01/15/25	1,060,000	985,634
U.S. Treasury Note	1.25	11/30/26	515,000	456,016
U.S. Treasury Note	1.75	03/15/25	1,025,000	963,180
U.S. Treasury Note	2.25	11/15/25	1,230,000	1,154,230
U.S. Treasury Note	2.63	04/15/25	861,000	824,508
U.S. Treasury Note	3.00	07/15/25	1,200,000	1,155,938
TOTAL GOVERNMENT OBLIGATIONS (Cost - $20,281,636)				19,993,459

TOTAL INVESTMENTS – 99.2% (Cost - $20,281,636)				$19,993,459
OTHER ASSETS LESS LIABILITIES – 0.8%				152,585
NET ASSETS – 100.0%				$20,146,044

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Note	0.50	04/30/27	$1,050,000	$888,932
U.S. Treasury Note	0.50	06/30/27	546,000	459,621
U.S. Treasury Note	0.50	10/31/27	1,260,000	1,048,212
U.S. Treasury Note	0.63	11/30/27	1,260,000	1,052,444
U.S. Treasury Note	0.75	01/31/28	1,050,000	878,514
U.S. Treasury Note	1.00	07/31/28	1,015,000	847,921
U.S. Treasury Note	1.25	03/31/28	1,050,000	898,037
U.S. Treasury Note	1.25	04/30/28	1,680,000	1,433,709
U.S. Treasury Note	1.25	06/30/28	2,100,000	1,784,672
U.S. Treasury Note	1.25	09/30/28	2,100,000	1,772,367
U.S. Treasury Note	1.38	10/31/28	990,000	840,417
U.S. Treasury Note	1.50	01/31/27	950,000	846,799
U.S. Treasury Note	1.50	11/30/28	840,000	717,380
U.S. Treasury Note	2.38	03/31/29	630,000	564,564
U.S. Treasury Note	2.75	04/30/27	1,470,000	1,377,838
U.S. Treasury Note	2.75	05/31/29	725,000	664,055
U.S. Treasury Note	2.88	08/15/28	1,050,000	975,557
U.S. Treasury Note	2.88	04/30/29	750,000	692,724
U.S. Treasury Note	3.13	08/31/27	1,260,000	1,199,510
U.S. Treasury Note	3.25	06/30/27	1,260,000	1,205,859
TOTAL GOVERNMENT OBLIGATIONS (Cost - $20,732,850)				20,149,132

TOTAL INVESTMENTS – 99.1% (Cost - $20,732,850)				$20,149,132
OTHER ASSETS LESS LIABILITIES – 0.9%				177,139
NET ASSETS – 100.0%				$20,326,271

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.63	05/15/30	$1,720,000	$1,337,166
U.S. Treasury Note	0.63	08/15/30	1,806,000	1,395,699
U.S. Treasury Note	1.13	02/15/31	1,720,000	1,376,134
U.S. Treasury Note	1.38	10/31/28	1,138,000	966,055
U.S. Treasury Note	1.38	11/15/31	1,290,000	1,030,287
U.S. Treasury Note	1.50	11/30/28	1,330,000	1,135,851
U.S. Treasury Note	1.50	02/15/30	920,000	770,931
U.S. Treasury Note	1.63	05/15/31	1,720,000	1,422,628
U.S. Treasury Note	1.88	02/15/32	1,762,000	1,466,590
U.S. Treasury Note	2.38	03/31/29	1,075,000	963,343
U.S. Treasury Note	2.63	07/31/29	1,290,000	1,171,582
U.S. Treasury Note	2.75	05/31/29	1,908,800	1,748,341
U.S. Treasury Note	2.75	08/15/32	1,720,000	1,540,475
U.S. Treasury Note	2.88	05/15/32	2,285,000	2,072,031
U.S. Treasury Note	3.13	08/31/29	1,161,000	1,088,438
U.S. Treasury Note	3.25	06/30/29	860,000	812,297
TOTAL GOVERNMENT OBLIGATIONS (Cost - $21,064,708)				20,297,848

TOTAL INVESTMENTS – 98.9% (Cost - $21,064,708)				$20,297,848
OTHER ASSETS LESS LIABILITIES – 1.1%				234,108
NET ASSETS – 100.0%				$20,531,956

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Bond	3.25	05/15/42	$500,000	$423,008
U.S. Treasury Bond	3.75	08/15/41	1,331,000	1,221,193
U.S. Treasury Bond	3.88	08/15/40	1,546,000	1,453,965
U.S. Treasury Bond	4.25	11/15/40	1,771,200	1,749,613
U.S. Treasury Bond	4.63	02/15/40	2,201,200	2,289,420
U.S. Treasury Bond	4.75	02/15/41	1,505,000	1,584,600
U.S. Treasury Bond	5.00	05/15/37	1,618,200	1,759,666
U.S. Treasury Note	0.63	08/15/30	2,150,000	1,661,547
U.S. Treasury Note	1.38	11/15/31	1,974,800	1,577,217
U.S. Treasury Note	1.50	02/15/30	950,000	796,070
U.S. Treasury Note	1.63	05/15/31	2,216,500	1,833,288
U.S. Treasury Note	1.75	11/15/29	1,290,000	1,108,090
U.S. Treasury Note	2.75	08/15/32	1,443,600	1,292,924
U.S. Treasury Note	2.88	05/15/32	1,290,000	1,169,768
TOTAL GOVERNMENT OBLIGATIONS (Cost - $21,117,799)				19,920,369

TOTAL INVESTMENTS – 99.3% (Cost - $21,117,799)				$19,920,369
OTHER ASSETS LESS LIABILITIES – 0.7%				146,633
NET ASSETS – 100.0%				$20,067,002

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

October 31, 2022

			Face
	Rate (%)	Maturity	Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Bond	1.25	05/15/50	$9,187,000	$4,736,329
U.S. Treasury Bond	1.38	08/15/50	8,950,500	4,774,532
U.S. Treasury Bond	1.63	11/15/50	3,800,000	2,175,500
U.S. Treasury Bond	1.88	02/15/51	1,944,100	1,191,521
U.S. Treasury Bond	1.88	11/15/51	2,646,000	1,613,026
U.S. Treasury Bond	2.00	02/15/50	1,097,200	698,608
U.S. Treasury Bond	2.00	08/15/51	1,917,300	1,208,798
U.S. Treasury Bond	2.25	08/15/49	973,700	661,964
U.S. Treasury Bond	2.25	02/15/52	980,000	657,672
U.S. Treasury Bond	2.38	11/15/49	319,500	223,475
U.S. Treasury Bond	2.38	05/15/51	990,600	686,300
U.S. Treasury Bond	2.88	05/15/52	290,000	225,362
U.S. Treasury Bond	3.00	02/15/48	540,000	426,410
U.S. Treasury Bond	3.00	08/15/52	490,000	392,689
U.S. Treasury Strip	ZCP	11/15/47	1,400,000	473,708
U.S. Treasury Strip	ZCP	05/15/49	1,460,000	483,305
U.S. Treasury Strip	ZCP	11/15/50	1,515,000	473,164
TOTAL GOVERNMENT OBLIGATIONS (Cost - $23,263,260)				21,102,363

TOTAL INVESTMENTS – 98.7% (Cost - $23,263,260)				$21,102,363
OTHER ASSETS LESS LIABILITIES – 1.3%				285,393
NET ASSETS – 100.0%				$21,387,756

ZCP Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

October 31, 2022

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
ASSETS:
Investments in securities, at value	$3,512,716	$3,478,910	$8,138,762	$3,456,296	$7,457,647
Cash	109	128	238	68	220
Receivable for investments sold	51,651	40,597	861,136	121,337	500
Interest income receivable	58,597	59,964	130,207	53,074	122,658
TOTAL ASSETS	3,623,073	3,579,599	9,130,343	3,630,775	7,581,025
LIABILITIES:
Payable for investments purchased	46,267	98,710	967,316	129,918	60,600
Management fees payable	2,080	2,025	3,963	2,035	4,351
TOTAL LIABILITIES	48,347	100,735	971,279	131,953	64,951
NET ASSETS	$3,574,726	$3,478,864	$8,159,064	$3,498,822	$7,516,074

COMPONENTS OF NET ASSETS
Paid-in capital	3,994,799	3,965,380	9,413,370	3,988,437	7,892,225
Total distributable earnings/(accumulated loss)	(420,073)	(486,516)	(1,254,306)	(489,615)	(376,151)
NET ASSETS	$3,574,726	$3,478,864	$8,159,064	$3,498,822	$7,516,074

Shares outstanding	100,000	100,000	250,000	100,000	202,500
Net asset value, offering and redemption price per share	$35.75	$34.79	$32.64	$34.99	$37.12
Investment in securities, at cost	$3,928,047	$3,967,814	$8,962,518	$3,905,156	$7,859,984

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2022

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
ASSETS:
Investments in securities, at value	$6,783,476	$5,284,592	$11,329,829	$42,034,134	$11,006,472
Cash	109	20	61	730	-
Receivable for investments sold	121,167	-	146,799	1,343,084	175,248
Receivable for shares created	-	-	-	-	34,626
Interest income receivable	123,636	74,608	201,708	604,758	291,905
TOTAL ASSETS	7,028,388	5,359,220	11,678,397	43,982,706	11,508,251
LIABILITIES:
Due to custodian	-	-	-	-	190
Payable for investments purchased	98,975	7,474	155,915	1,586,475	252,980
Interest income payable	-	-	-	788	-
Management fees payable	4,060	3,118	5,733	14,113	6,147
TOTAL LIABILITIES	103,035	10,592	161,648	1,601,376	259,317
NET ASSETS	$6,925,353	$5,348,628	$11,516,749	$42,381,330	$11,248,934

COMPONENTS OF NET ASSETS
Paid-in capital	7,741,045	5,961,470	11,900,274	44,217,930	11,811,201
Total distributable earnings/(accumulated loss)	(815,692)	(612,842)	(383,525)	(1,836,600)	(562,267)
NET ASSETS	$6,925,353	$5,348,628	$11,516,749	$42,381,330	$11,248,934

Shares outstanding	200,000	150,000	300,000	1,100,000	300,000
Net asset value, offering and redemption price per share	$34.63	$35.66	$38.39	$38.53	$37.50
Investment in securities, at cost	$7,606,349	$5,881,509	$11,750,700	$43,930,867	$11,667,700

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2022

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$166,805,228	$49,950,330	$39,138,101	$36,265,996	$19,993,459
Cash	1,307	31,930	51,098	58,838	41,881
Receivable for investments sold	2,309,610	6,740,416	3,931,207	2,874,735	3,104,519
Receivable for shares created	-	2,504,845	-	-	-
Interest income receivable	2,119,153	-	62,256	175,677	52,602
TOTAL ASSETS	171,235,298	59,227,521	43,182,662	39,375,246	23,192,461
LIABILITIES:
Payable for investments purchased	2,440,753	9,131,854	3,756,896	2,750,345	3,045,169
Management fees payable	83,297	1,056	1,377	2,225	1,248
TOTAL LIABILITIES	2,524,050	9,132,910	3,758,273	2,752,570	3,046,417
NET ASSETS	$168,711,248	$50,094,611	$39,424,389	$36,622,676	$20,146,044

COMPONENTS OF NET ASSETS
Paid-in capital	177,106,675	50,046,404	39,471,361	36,889,007	20,407,929
Total distributable earnings/(accumulated loss)	(8,395,427)	48,207	(46,972)	(266,331)	(261,885)
NET ASSETS	$168,711,248	$50,094,611	$39,424,389	$36,622,676	$20,146,044

Shares outstanding	4,450,000	1,000,000	790,000	740,000	410,000
Net asset value, offering and redemption price per share	$37.91	$50.09	$49.90	$49.49	$49.14
Investment in securities, at cost	$175,870,357	$50,016,528	$39,337,746	$36,667,303	$20,281,636

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

October 31, 2022

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$20,149,132	$20,297,848	$19,920,369	$21,102,363
Cash	66,442	27,879	15,254	63,800
Receivable for investments sold	853,546	1,164,257	1,216,110	1,918,024
Interest income receivable	67,479	139,723	210,693	185,177
TOTAL ASSETS	21,136,599	21,629,707	21,362,426	23,269,364
LIABILITIES:
Payable for investments purchased	809,072	1,096,492	1,293,564	1,878,315
Management fees payable	1,256	1,259	1,860	3,293
TOTAL LIABILITIES	810,328	1,097,751	1,295,424	1,881,608
NET ASSETS	$20,326,271	$20,531,956	$20,067,002	$21,387,756

COMPONENTS OF NET ASSETS
Paid-in capital	20,857,369	21,308,037	21,251,092	24,072,128
Total distributable earnings/(accumulated loss)	(531,098)	(776,081)	(1,184,090)	(2,684,372)
NET ASSETS	$20,326,271	$20,531,956	$20,067,002	$21,387,756

Shares outstanding	420,000	430,000	430,000	490,000
Net asset value, offering and redemption price per share	$48.40	$47.75	$46.67	$43.65
Investment in securities, at cost	$20,732,850	$21,064,708	$21,117,799	$23,263,260

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations

For the Period Ended October 31, 2022

	BondBloxx USD High Yield Bond Industrial Sector ETF(1)	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF(1)	BondBloxx USD High Yield Bond Healthcare Sector ETF(1)	BondBloxx USD High Yield Bond Financial & REIT Sector ETF(1)	BondBloxx USD High Yield Bond Energy Sector ETF(1)
INVESTMENT INCOME:
Interest income	$223,709	$163,185	$306,702	$210,991	$304,934
Total income	223,709	163,185	306,702	210,991	304,934
EXPENSES:
Management fees	12,587	9,092	15,928	12,465	16,738
Other expenses	-	-	12	-	-
Total Expenses	12,587	9,092	15,940	12,465	16,738
NET INVESTMENT INCOME/(LOSS)	211,122	154,093	290,762	198,526	288,196

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(157,974)	(16,556)	(494,318)	(218,621)	(14,475)
Net realized gain/(loss)	(157,974)	(16,556)	(494,318)	(218,621)	(14,475)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(415,331)	(488,904)	(823,756)	(448,860)	(402,337)
Change in unrealized appreciation/(depreciation)	(415,331)	(488,904)	(823,756)	(448,860)	(402,337)
Net Realized and Unrealized Gain/(Loss) on Investments	(573,305)	(505,460)	(1,318,074)	(667,481)	(416,812)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(362,183)	$(351,367)	$(1,027,312)	$(468,955)	$(128,616)

(1)	Funds commenced operations on February 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended October 31, 2022

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF(1)	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF(1)	BondBloxx B Rated USD High Yield Corporate Bond ETF(2)	BondBloxx BB Rated USD High Yield Corporate Bond ETF(2)	BondBloxx CCC Rated USD High Yield Corporate Bond ETF(2)
INVESTMENT INCOME:
Interest income	$289,938	$226,389	$454,445	$1,153,701	$489,894
Total income	289,938	226,389	454,445	1,153,701	489,894
EXPENSES:
Management fees	15,844	13,613	16,686	37,036	16,358
Other expenses	-	7	18	53	-
Total Expenses	15,844	13,620	16,704	37,089	16,358
NET INVESTMENT INCOME/(LOSS)	274,094	212,769	437,741	1,116,612	473,536

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(32,565)	(41,479)	(135,771)	(165,061)	24,514
Net realized gain/(loss)	(32,565)	(41,479)	(135,771)	(165,061)	24,514
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(822,873)	(596,917)	(420,871)	(1,896,733)	(661,228)
Change in unrealized appreciation/(depreciation)	(822,873)	(596,917)	(420,871)	(1,896,733)	(661,228)
Net Realized and Unrealized Gain/(Loss) on Investments	(855,438)	(638,396)	(556,642)	(2,061,794)	(636,714)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(581,344)	$(425,627)	$(118,901)	$(945,182)	$(163,178)

(1)	Funds commenced operations on February 15, 2022.
(2)	Funds commenced operations on May 24, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended October 31, 2022

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF(3)	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF(4)	BondBloxx Bloomberg One Year Target Duration US Treasury ETF(4)	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF(4)	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF(4)
INVESTMENT INCOME:
Interest income	$3,783,269	$125,153	$176,919	$168,489	$100,749
Total income	3,783,269	125,153	176,919	168,489	100,749
EXPENSES:
Management fees	171,834	1,056	1,377	2,225	1,248
Total Expenses	171,834	1,056	1,377	2,225	1,248
NET INVESTMENT INCOME/(LOSS)	3,611,435	124,097	175,542	166,264	99,501

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(279,512)	(9,692)	(22,869)	(31,288)	(73,209)
Net realized gain/(loss)	(279,512)	(9,692)	(22,869)	(31,288)	(73,209)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(9,065,129)	(66,198)	(199,645)	(401,307)	(288,177)
Foreign currency transactions	(8)	-	-	-	-
Change in unrealized appreciation/(depreciation)	(9,065,137)	(66,198)	(199,645)	(401,307)	(288,177)
Net Realized and Unrealized Gain/(Loss) on Investments	(9,344,649)	(75,890)	(222,514)	(432,595)	(361,386)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(5,733,214)	$48,207	$(46,972)	$(266,331)	$(261,885)

(3)	Fund commenced operations on June 28, 2022.
(4)	Funds commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended October 31, 2022

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(4)	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF(4)	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF(4)	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF(4)
INVESTMENT INCOME:
Interest income	$88,931	$88,136	$87,128	$96,478
Total income	88,931	88,136	87,128	96,478
EXPENSES:
Management fees	1,256	1,259	1,861	3,293
Other expenses	-	-	-	3
Total Expenses	1,256	1,259	1,861	3,296
NET INVESTMENT INCOME/(LOSS)	87,675	86,877	85,267	93,182

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(35,055)	(96,098)	(71,927)	(616,657)
Net realized gain/(loss)	(35,055)	(96,098)	(71,927)	(616,657)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(583,718)	(766,860)	(1,197,430)	(2,160,897)
Change in unrealized appreciation/(depreciation)	(583,718)	(766,860)	(1,197,430)	(2,160,897)
Net Realized and Unrealized Gain/(Loss) on Investments	(618,773)	(862,958)	(1,269,357)	(2,777,554)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(531,098)	$(776,081)	$(1,184,090)	$(2,684,372)

(4)	Funds commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

For the Period Ended October 31, 2022

	BondBloxx USD High Yield Bond Industrial Sector ETF(1)	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF(1)	BondBloxx USD High Yield Bond Healthcare Sector ETF(1)	BondBloxx USD High Yield Bond Financial & REIT Sector ETF(1)	BondBloxx USD High Yield Bond Energy Sector ETF(1)
OPERATIONS:
Net investment income/(loss)	$211,122	$154,093	$290,762	$198,526	$288,196
Net realized gain/(loss) on investments	(157,974)	(16,556)	(494,318)	(218,621)	(14,475)
Net change in unrealized appreciation/(depreciation) on investments	(415,331)	(488,904)	(823,756)	(448,860)	(402,337)
Net increase/(decrease) in net assets resulting from operations	(362,183)	(351,367)	(1,027,312)	(468,955)	(128,616)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(192,726)	(135,149)	(226,994)	(180,578)	(247,535)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	11,592,075	7,628,270	14,908,080	7,829,930	11,658,325
Cost of shares redeemed	(7,462,440)	(3,662,890)	(5,494,710)	(3,681,575)	(3,866,100)
Net increase/(decrease) in net assets from capital transactions	4,129,635	3,965,380	9,413,370	4,148,355	7,792,225
Increase/(decrease) in net assets	3,574,726	3,478,864	8,159,064	3,498,822	7,416,074

NET ASSETS:
Beginning of year	-	-	-	-	100,000 (2)
End of year	$3,574,726	$3,478,864	$8,159,064	$3,498,822	$7,516,074

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	-	-	-	-	2,500 (2)
Shares sold	300,000	200,000	400,000	200,000	300,000
Shares redeemed	(200,000)	(100,000)	(150,000)	(100,000)	(100,000)
Shares outstanding, end of year	100,000	100,000	250,000	100,000	202,500

(1)	Funds commenced operations on February 15, 2022.
(2)	Beginning capital of $100,000 was contributed by BondBloxx Investment Management Corporation, Investment Adviser to the Fund, in exchange for 2,500 Shares of the Fund at a net asset value of $40 per share, in connection with the seeding of the Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

For the Period Ended October 31, 2022

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF(1)	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF(1)	BondBloxx B Rated USD High Yield Corporate Bond ETF(3)	BondBloxx BB Rated USD High Yield Corporate Bond ETF(3)	BondBloxx CCC Rated USD High Yield Corporate Bond ETF(3)
OPERATIONS:
Net investment income/(loss)	$274,094	$212,769	$437,741	$1,116,612	$473,536
Net realized gain/(loss) on investments	(32,565)	(41,479)	(135,771)	(165,061)	24,514
Net change in unrealized appreciation/(depreciation) on investments	(822,873)	(596,917)	(420,871)	(1,896,733)	(661,228)
Net increase/(decrease) in net assets resulting from operations	(581,344)	(425,627)	(118,901)	(945,182)	(163,178)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(234,348)	(187,215)	(357,380)	(891,418)	(351,099)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	11,458,995	9,715,390	13,978,525	44,217,930	13,761,276
Cost of shares redeemed	(3,717,950)	(3,753,920)	(1,985,495)	-	(1,998,065)
Net increase/(decrease) in net assets from capital transactions	7,741,045	5,961,470	11,993,030	44,217,930	11,763,211
Increase/(decrease) in net assets	6,925,353	5,348,628	11,516,749	42,381,330	11,248,934

NET ASSETS:
Beginning of year	-	-	-	-	-
End of year	$6,925,353	$5,348,628	$11,516,749	$42,381,330	$11,248,934

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	-	-	-	-	-
Shares sold	300,000	250,000	350,000	1,100,000	350,000
Shares redeemed	(100,000)	(100,000)	(50,000)	-	(50,000)
Shares outstanding, end of year	200,000	150,000	300,000	1,100,000	300,000

(1)	Funds commenced operations on February 15, 2022.
(3)	Funds commenced operations on May 24, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

For the Period Ended October 31, 2022

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF(4)	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF(5)	BondBloxx Bloomberg One Year Target Duration US Treasury ETF(5)	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF(5)	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF(5)
OPERATIONS:
Net investment income/(loss)	$3,611,435	$124,097	$175,542	$166,264	$99,501
Net realized gain/(loss) on investments	(279,512)	(9,692)	(22,869)	(31,288)	(73,209)
Net change in unrealized appreciation/(depreciation) on investments	(9,065,137)	(66,198)	(199,645)	(401,307)	(288,177)
Net increase/(decrease) in net assets resulting from operations	(5,733,214)	48,207	(46,972)	(266,331)	(261,885)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,662,213)	-	-	-	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	177,106,675	50,046,404	39,471,361	36,889,007	20,407,929
Net increase/(decrease) in net assets from capital transactions	177,106,675	50,046,404	39,471,361	36,889,007	20,407,929
Increase/(decrease) in net assets	168,711,248	50,094,611	39,424,389	36,622,676	20,146,044

NET ASSETS:
Beginning of year	-	-	-	-	-
End of year	$168,711,248	$50,094,611	$39,424,389	$36,622,676	$20,146,044

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	-	-	-	-	-
Shares sold	4,450,000	1,000,000	790,000	740,000	410,000
Shares redeemed	-	-	-	-	-
Shares outstanding, end of year	4,450,000	1,000,000	790,000	740,000	410,000

(4)	Fund commenced operations on June 28, 2022.
(5)	Funds commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

For the Period Ended October 31, 2022

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(5)	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF(5)	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF(5)	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF(5)
OPERATIONS:
Net investment income/(loss)	$87,675	$86,877	$85,267	$93,182
Net realized gain/(loss) on investments	(35,055)	(96,098)	(71,927)	(616,657)
Net change in unrealized appreciation/(depreciation) on investments	(583,718)	(766,860)	(1,197,430)	(2,160,897)
Net increase/(decrease) in net assets resulting from operations	(531,098)	(776,081)	(1,184,090)	(2,684,372)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	-	-	-	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	20,857,369	21,308,037	21,251,092	24,072,128
Net increase/(decrease) in net assets from capital transactions	20,857,369	21,308,037	21,251,092	24,072,128
Increase/(decrease) in net assets	20,326,271	20,531,956	20,067,002	21,387,756

NET ASSETS:
Beginning of year	-	-	-	-
End of year	$20,326,271	$20,531,956	$20,067,002	$21,387,756

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	-	-	-	-
Shares sold	420,000	430,000	430,000	490,000
Shares redeemed	-	-	-	-
Shares outstanding, end of year	420,000	430,000	430,000	490,000

(5)	Funds commenced operations on September 13, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For the Period Ended October 31, 2022

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Industrial Sector ETF(1)	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF(1)	BondBloxx USD High Yield Bond Healthcare Sector ETF(1)	BondBloxx USD High Yield Bond Financial & REIT Sector ETF(1)	BondBloxx USD High Yield Bond Energy Sector ETF(1)
Net Asset Value, beginning of period	$39.89	$39.65	$39.84	$39.74	$39.62
Income/(loss) from operations:
Net investment income/(loss)(2)	1.55	1.54	1.62	1.46	1.62
Net realized and unrealized gain/(loss) on investments	(4.25)	(5.05)	(7.58)	(4.86)	(2.74)
Total income/(loss) from operations	(2.70)	(3.51)	(5.96)	(3.40)	(1.12)

Distributions to shareholders:
Net investment income	(1.44)	(1.35)	(1.24)	(1.35)	(1.38)
Total distributions	(1.44)	(1.35)	(1.24)	(1.35)	(1.38)
Net Asset Value, end of period	$35.75	$34.79	$32.64	$34.99	$37.12
Market Value, end of period	$35.71	$34.73	$32.52	$34.99	$36.97
Total Return at Net Asset Value(3)	(6.81)%	(8.96)%	(15.19)%	(8.65)%	(2.84)%
Total Return at Market Value(4)	(6.88)%	(9.03)%	(15.47)%	(8.72)%	(3.19)%
Net Assets, end of period (millions)	$3.6	$3.5	$8.2	$3.5	$7.5
Ratios to average net assets:
Expenses(5)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income/(loss)(5,6)	5.87%	5.93%	6.39%	5.57%	6.03%
Portfolio turnover rate(7)	9%	13%	37%	21%	21%

(1)	The Funds commenced operations on February 15, 2022. Shares of XHYI, XHYT, XHYH, XHYF and XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For the Period Ended October 31, 2022

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF(1)	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF(1)	BondBloxx B Rated USD High Yield Corporate Bond ETF(8)	BondBloxx BB Rated USD High Yield Corporate Bond ETF(8)	BondBloxx CCC Rated USD High Yield Corporate Bond ETF(8)
Net Asset Value, beginning of period	$39.87	$39.80	$40.08	$40.17	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.57	1.44	1.35	1.04	1.99
Net realized and unrealized gain/(loss) on investments	(5.49)	(4.33)	(1.94)	(1.87)	(3.01)
Total income/(loss) from operations	(3.92)	(2.89)	(0.59)	(0.83)	(1.02)

Distributions to shareholders:
Net investment income	(1.32)	(1.25)	(1.10)	(0.81)	(1.48)
Total distributions	(1.32)	(1.25)	(1.10)	(0.81)	(1.48)
Net Asset Value, end of period	$34.63	$35.66	$38.39	$38.53	$37.50
Market Value, end of period	$34.45	$35.62	$38.33	$38.47	$37.45
Total Return at Net Asset Value(3)	(9.96)%	(7.32)%	(1.45)%	(2.07)%	(2.59)%
Total Return at Market Value(4)	(10.54)%	(7.55)%	(5.16)%	(5.57)%	(5.63)%
Net Assets, end of period (millions)	$6.9	$5.3	$11.5	$42.4	$11.2
Ratios to average net assets:
Expenses(5)	0.35%	0.35%	0.30%	0.20%	0.40%
Net investment income/(loss)(5,6)	6.05%	5.47%	7.87%	6.03%	11.58%
Portfolio turnover rate(7)	12%	25%	8%	13%	12%

(1)	The Funds commenced operations on February 15, 2022. Shares of XHYC and XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	The Funds commenced operations on May 24, 2022. Shares of XB, XBB and XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For the Period Ended October 31, 2022

For a share outstanding throughout the period presented.

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF(9)	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF(10)	BondBloxx Bloomberg One Year Target Duration US Treasury ETF(10)	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF(10)	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF(10)
Net Asset Value, beginning of period	$40.00	$50.00	$50.00	$49.94	$49.86
Income/(loss) from operations:
Net investment income/(loss)(2)	0.83	0.25	0.27	0.26	0.28
Net realized and unrealized gain/(loss) on investments	(2.32)	(0.16)	(0.37)	(0.71)	(1.00)
Total income/(loss) from operations	(1.49)	0.09	(0.10)	(0.45)	(0.72)

Distributions to shareholders:
Net investment income	(0.60)	-	-	-	-
Total distributions	(0.60)	-	-	-	-
Net Asset Value, end of period	$37.91	$50.09	$49.90	$49.49	$49.14
Market Value, end of period	$37.67	$50.13	$49.91	$49.48	$49.12
Total Return at Net Asset Value(3)	(3.78)%	0.18%	(0.20)%	(0.90)%	(1.44)%
Total Return at Market Value(4)	(4.32)%	0.22%	(0.14)%	(0.74)%	(1.25)%
Net Assets, end of period (millions)	$168.7	$50.1	$39.4	$36.6	$20.1
Ratios to average net assets:
Expenses(5)	0.29%	0.03%	0.03%	0.05%	0.05%
Net investment income/(loss)(5,6)	6.09%	3.53%	3.83%	3.74%	3.99%
Portfolio turnover rate(7)	9%	24%	19%	12%	20%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(9)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.
(10)	The Funds commenced operations on September 13, 2022. Shares of XHLF, XONE, XTWO and XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For the Period Ended October 31, 2022

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(10)	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF(10)	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF(10)	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF(10)
Net Asset Value, beginning of period	$49.77	$49.70	$49.74	$49.78
Income/(loss) from operations:
Net investment income/(loss)(2)	0.24	0.23	0.23	0.23
Net realized and unrealized gain/(loss) on investments	(1.61)	(2.18)	(3.30)	(6.36)
Total income/(loss) from operations	(1.37)	(1.95)	(3.07)	(6.13)

Distributions to shareholders:
Net investment income	-	-	-	-
Total distributions	-	-	-	-
Net Asset Value, end of period	$48.40	$47.75	$46.67	$43.65
Market Value, end of period	$48.36	$47.68	$46.60	$43.62
Total Return at Net Asset Value(3)	(2.75)%	(3.92)%	(6.17)%	(12.31)%
Total Return at Market Value(4)	(2.50)%	(3.75)%	(6.03)%	(12.66)%
Net Assets, end of period (millions)	$20.3	$20.5	$20.1	$21.4
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.075%	0.125%
Net investment income/(loss)(5,6)	3.49%	3.45%	3.44%	3.54%
Portfolio turnover rate(7)	8%	19%	12%	45%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(10)	The Funds commenced operations on September 13, 2022. Shares of XFIV, XSVN, XTEN and XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements

October 31, 2022

1. ORGANIZATION

The BondBloxx ETF Trust (the “Trust”) is a Delaware statutory trust organized on August 17, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of nineteen separate series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF and BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (each, a “Fund” and collectively, the “Funds”). Each series operates as an exchange-traded fund. The Funds are classified as “non-diversified” under the 1940 Act.

Each Fund is managed by BondBloxx Investment Management Corporation (“BIM” or “Adviser”) and generally seeks to track the investment results of each Index (the “Index”). The following table details the Index and commencement of operations of each Fund. Each Index models the performance of the bonds of issuers within a particular sector or group of sectors.

Fund Name	Index	Commencement of Operations
BondBloxx USD High Yield Bond Industrial Sector ETF	ICE Diversified US Cash Pay High Yield Core Industrial Index	February 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	February 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF	ICE Diversified US Cash Pay High Yield Healthcare Index	February 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	ICE Diversified US Cash Pay High Yield Financial & REIT Index	February 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF	ICE Diversified US Cash Pay High Yield Energy Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	February 15, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF	ICE BofA Single-B US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx BB Rated USD High Yield Corporate Bond ETF	ICE BofA BB US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	ICE CCC US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	June 28, 2022

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Notes to the Financial Statements (Continued)

October 31, 2022

Fund Name	Index	Commencement of Operations
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury 6 Month Duration Index	September 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury 1 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury 2 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury 3 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury 5 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury 7 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury 10 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury 20 Year Duration Index	September 13, 2022

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Management has determined that each Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies,” for the purpose of financial reporting.

Security transactions and Income recognition

Security transactions are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest,

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Notes to the Financial Statements (Continued)

October 31, 2022

and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash

Cash includes non-interest bearing non-restricted cash held with a financial institution.

Investment Valuation

The Net Asset Value per share (“NAV”) of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund’s assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the Board of Trustees (the “Board” or “Trustees”) and administered by BIM.

Each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing, in the absence of readily available and reliable market quotations, may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – Quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by BIM used in determining the fair value of investments.

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ fair value hierarchy levels as of October 31, 2022:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$3,454,290	$-	$3,454,290
Time Deposits	-	58,426	-	58,426
Total Investments	$-	$3,512,716	$-	$3,512,716

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$3,413,321	$-	$3,413,321
Time Deposits	-	65,589	-	65,589
Total Investments	$-	$3,478,910	$-	$3,478,910

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$7,968,947	$-	$7,968,947
Time Deposits	-	169,815	-	169,815
Total Investments	$-	$8,138,762	$-	$8,138,762

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Notes to the Financial Statements (Continued)

October 31, 2022

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$3,421,457	$-	$3,421,457
Time Deposits	-	34,839	-	34,839
Total Investments	$-	$3,456,296	$-	$3,456,296

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$7,328,711	$-	$7,328,711
Time Deposits	-	128,936	-	128,936
Total Investments	$-	$7,457,647	$-	$7,457,647

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$6,661,361	$-	$6,661,361
Government Obligations	-	74,562	-	74,562
Time Deposits	-	47,553	-	47,553
Total Investments	$-	$6,783,476	$-	$6,783,476

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,268,764	$-	$5,268,764
Time Deposits	-	15,828	-	15,828
Total Investments	$-	$5,284,592	$-	$5,284,592

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$11,274,142	$-	$11,274,142
Time Deposits	-	55,687	-	55,687
Total Investments	$-	$11,329,829	$-	$11,329,829

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$41,579,579	$-	$41,579,579
Time Deposits	-	454,555	-	454,555
Total Investments	$-	$42,034,134	$-	$42,034,134

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$10,976,031	$-	$10,976,031
Time Deposits	-	30,441	-	30,441
Total Investments	$-	$11,006,472	$-	$11,006,472

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$31,888,254	$-	$31,888,254
Government Agencies & Obligations	-	133,921,065	-	133,921,065
Time Deposits	-	995,909	-	995,909
Total Investments	$-	$166,805,228	$-	$166,805,228

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$49,950,330	$-	$49,950,330
Total Investments	$-	$49,950,330	$-	$49,950,330

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$39,138,101	$-	$39,138,101
Total Investments	$-	$39,138,101	$-	$39,138,101

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$36,265,996	$-	$36,265,996
Total Investments	$-	$36,265,996	$-	$36,265,996

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$19,993,459	$-	$19,993,459
Total Investments	$-	$19,993,459	$-	$19,993,459

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$20,149,132	$-	$20,149,132
Total Investments	$-	$20,149,132	$-	$20,149,132

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$20,297,848	$-	$20,297,848
Total Investments	$-	$20,297,848	$-	$20,297,848

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$19,920,369	$-	$19,920,369
Total Investments	$-	$19,920,369	$-	$19,920,369

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$21,102,363	$-	$21,102,363
Total Investments	$-	$21,102,363	$-	$21,102,363

Bonds

Each Fund invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Restricted investments held by the Funds as of October 31, 2022, as applicable, are disclosed in the Notes to Portfolios of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Defaulted Securities

Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Portfolios of Investments.

Reclassification

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

Distribution of Income and Gains

The Funds intend to declare and make distributions of net investment income monthly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually. Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust’s Board on behalf of each Fund, subject to the supervision and direction of the Board. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, as of date of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund), BIM is responsible for substantially all expenses of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust).

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rates set forth below:

Fund	Management Fee
BondBloxx USD High Yield Bond Industrial Sector ETF	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	0.35%
BondBloxx B Rated USD High Yield Corporate Bond ETF	0.30%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	0.20%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	0.40%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	0.29%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.075%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.125%

BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Other Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”) is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

4. PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds will be listed and trade on NYSE Arca, Inc. or Cboe BZX (the “Exchanges”), the national securities exchanges. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities, and short-term investments) for the period ended October 31, 2022 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$452,840	$565,912
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	494,721	475,435
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,535,679	2,460,285
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	815,055	850,281
BondBloxx USD High Yield Bond Energy Sector ETF	1,554,799	1,362,775
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	784,895	733,529
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	1,396,670	1,352,607
BondBloxx B Rated USD High Yield Corporate Bond ETF	980,758	1,011,565
BondBloxx BB Rated USD High Yield Corporate Bond ETF	5,441,853	5,504,607
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	8,972,997	1,125,374
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	12,124,699	12,839,366

The cost of purchases and the proceeds from sales of US government securities (excluding in-kind subscriptions and redemptions, investment securities and short-term investments) for the period ended October 31, 2022 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$172,230	$172,053
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	74,587	-
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	24,803	24,814
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	484,824	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF*	30,146,994	8,760,696
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	7,186,611	7,352,036
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	4,288,227	4,324,231
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	3,968,563	4,031,255
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	1,640,846	1,663,481
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	3,768,747	3,826,017
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	2,427,678	2,350,124
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	9,169,403	9,234,109

*	Includes short-term investments to reflect the fund’s investment strategy.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

For the period ended October 31, 2022, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$7,608,525	$3,463,830
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	5,659,018	1,765,139
BondBloxx USD High Yield Bond Healthcare Sector ETF	9,189,352	-
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	5,798,047	1,680,235
BondBloxx USD High Yield Bond Energy Sector ETF	7,555,799	-
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	7,456,015	-
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	5,852,377	-
BondBloxx B Rated USD High Yield Corporate Bond ETF	13,723,197	1,952,355
BondBloxx BB Rated USD High Yield Corporate Bond ETF	43,549,717	-
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	5,555,031	1,906,103
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	174,414,811	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF*	28,513,028	-
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	39,383,198	-
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	36,639,432	-
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	20,338,511	-
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	20,744,238	-
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	21,180,984	-
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	21,099,456	-
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	23,913,801	-

*	Includes short-term investments to reflect the fund’s investment strategy.

6. FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

At October 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$3,928,047	$1,312	$(416,643)	$(415,331)
BondBloxx USD High Yield Bond Telecom,Media & Technology Sector ETF	3,967,814	3,245	(492,149)	(488,904)
BondBloxx USD High Yield Bond Healthcare Sector ETF	8,962,518	1,752	(825,508)	(823,756)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	3,905,156	355	(449,215)	(448,860)
BondBloxx USD High Yield Bond Energy Sector ETF	7,859,984	23,342	(425,679)	(402,337)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	7,606,349	9,130	(832,003)	(822,873)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	5,881,509	42	(596,959)	(596,917)
BondBloxx B Rated USD High Yield Corporate Bond ETF	11,750,700	48,466	(469,337)	(420,871)
BondBloxx BB Rated USD High Yield Corporate Bond ETF	43,931,732	54,340	(1,951,938)	(1,897,598)
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	11,667,700	74,288	(735,516)	(661,228)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	175,870,357	605,746	(9,670,875)	(9,065,129)
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	50,017,460	-	(67,130)	(67,130)
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	39,337,920	-	(199,819)	(199,819)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	36,667,821	-	(401,825)	(401,825)
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	20,281,636	-	(288,177)	(288,177)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	20,732,850	-	(583,718)	(583,718)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	21,064,708	-	(766,860)	(766,860)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	21,117,799	-	(1,197,430)	(1,197,430)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	23,266,237	-	(2,163,874)	(2,163,874)

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

At October 31, 2022, the components of distributable earnings/loss on tax basis were as follows:

	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/ (Losses)	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
BondBloxx USD High Yield Bond Industrial Sector ETF	$18,396	$-	$(23,138)	$(415,331)	$(420,073)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	18,944	-	(16,556)	(488,904)	(486,516)
BondBloxx USD High Yield Bond Healthcare Sector ETF	63,768	-	(494,318)	(823,756)	(1,254,306)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	17,948	-	(58,703)	(448,860)	(489,615)
BondBloxx USD High Yield Bond Energy Sector ETF	40,661	-	(14,475)	(402,337)	(376,151)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	39,746	-	(32,565)	(822,873)	(815,692)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	25,554	-	(41,479)	(596,917)	(612,842)
BondBloxx B Rated USD High Yield Corporate Bond ETF	80,361	-	(43,015)	(420,871)	(383,525)
BondBloxx BB Rated USD High Yield Corporate Bond ETF	225,194	-	(164,196)	(1,897,598)	(1,836,600)
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	122,437	-	(23,476)	(661,228)	(562,267)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	949,222	-	(279,512)	(9,065,137)	(8,395,427)
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	124,097	-	(8,760)	(67,130)	48,207
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	175,542	-	(22,695)	(199,819)	(46,972)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	166,264	-	(30,770)	(401,825)	(266,331)
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	99,501	-	(73,209)	(288,177)	(261,885)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	87,675	-	(35,055)	(583,718)	(531,098)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	86,877	-	(96,098)	(766,860)	(776,081)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	85,267	-	(71,927)	(1,197,430)	(1,184,090)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	93,182	-	(613,680)	(2,163,874)	(2,684,372)

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

At October 31, 2022, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in an increase/(decrease) to the components of net assets as follows:

Total
	Distributable	Paid-in
	Earnings	Capital
BondBloxx USD High Yield Bond Industrial Sector ETF	$134,836	$(134,836)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	-	-
BondBloxx USD High Yield Bond Healthcare Sector ETF	-	-
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	159,918	(159,918)
BondBloxx USD High Yield Bond Energy Sector ETF	-	-
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	-	-
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	-	-
BondBloxx B Rated USD High Yield Corporate Bond ETF	92,756	(92,756)
BondBloxx BB Rated USD High Yield Corporate Bond ETF	-	-
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	(47,990)	47,990
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	-	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	-	-
The tax character of distributions paid during the period indicated was as follow:

	Period Ended
	October 31, 2022
	Ordinary	Long-Term
	Income*	Capital Gain
BondBloxx USD High Yield Bond Industrial Sector ETF	$192,726	$-
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	135,149	-
BondBloxx USD High Yield Bond Healthcare Sector ETF	226,994	-
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	180,578	-
BondBloxx USD High Yield Bond Energy Sector ETF	247,535	-
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	234,348	-
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	187,215	-
BondBloxx B Rated USD High Yield Corporate Bond ETF	357,380	-
BondBloxx BB Rated USD High Yield Corporate Bond ETF	891,418	-
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	351,099	-
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	2,662,213	-
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	-	-
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	-	-

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

At October 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

			Total
	Short-Term	Long-Term	Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$23,138	$-	$23,138
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	16,556	-	16,556
BondBloxx USD High Yield Bond Healthcare Sector ETF	494,318	-	494,318
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	58,703	-	58,703
BondBloxx USD High Yield Bond Energy Sector ETF	14,475	-	14,475
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	32,565	-	32,565
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	41,479	-	41,479
BondBloxx B Rated USD High Yield Corporate Bond ETF	43,015	-	43,015
BondBloxx BB Rated USD High Yield Corporate Bond ETF	164,196	-	164,196
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	23,476	-	23,476
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	279,512	-	279,512
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	8,760	-	8,760
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	22,695	-	22,695
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	30,770	-	30,770
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	73,209	-	73,209
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	35,055	-	35,055
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	96,098	-	96,098
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	71,927	-	71,927
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	613,680	-	613,680

7. RELATED PARTIES

At October 31, 2022, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

8. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. INVESTMENT RISKS (Unaudited)

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund’s Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

High Yield Bonds Risk. Bonds that are rated below investment-grade (sometimes referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch, or below “Baa3” by Moody’s), or similar bonds that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Emerging Markets Risks. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The recent historically low interest rate environment heightens the risks associated with rising interest rates that may result from central bank or government intervention or other inflationary pressures.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

October 31, 2022

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus that was first detected in December 2019 has spread globally. The impact of this outbreak has adversely affected the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be predicted with certainty. Any market or economic disruption can be expected to result in elevated tracking error and increased premiums or discounts to each Fund’s NAV.

Non-Diversification Risk. The Funds are classified as “non-diversified” funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

LIBOR Transition Risk. The risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, and the remainder of LIBOR publications are expected to end at the end of 2021. Certain instruments held by the Funds may rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which the Funds invest can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and may result in a reduction in value of certain instruments held by the Funds.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

BONDBLOXX ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

BondBloxx ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of BondBloxx ETF Trust comprising the funds listed below (the “Funds”) as of October 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements	Statements of
	of	Changes in	Financial
Fund Name	Operations	Net Assets	Highlights
BondBloxx USD High Yield Bond Industrial Sector ETF BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	For the period from February 15, 2022 (commencement of operations) through October 31, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF
BondBloxx USD High Yield Bond Financial & REIT Sector ETF
BondBloxx USD High Yield Bond Energy Sector ETF
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
BondBloxx B Rated USD High Yield Corporate Bond ETF	For the period from May 24, 2022 (commencement of operations) through October 31, 2022
BondBloxx BB Rated USD High Yield Corporate Bond ETF
BondBloxx CCC Rated USD High Yield Corporate Bond ETF
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	For the period from June 28, 2022 (commencement of operations) through October 31, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	For the period from September 13, 2022 (commencement of operations) through October 31, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

BONDBLOXX ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 22, 2022

BONDBLOXX ETF TRUST

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a written liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved the designation of the Adviser as the Liquidity Program Administrator (“LPA”) to oversee the implementation and monitoring of the Program.

Each of the Funds qualifies as an “In-Kind ETF” under the Liquidity Rule and the Program, which means that it meets redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. As In-Kind ETFs, the Funds are exempt from certain Liquidity Rule requirements, including classification of portfolio holdings and the requirement to establish a highly liquid investment minimum.

Consistent with the Liquidity Rule, the Program includes provisions that require, no less frequently than annually, assessments of the Funds’ liquidity risks, including a review of specific factors set forth in the Program as applicable to each Fund. In addition, the Program includes provisions designed to comply with the Liquidity Rule’s limitation on investments in “illiquid investments” (as defined in the Liquidity Rule) to no more than 15% of a Fund’s net assets as well as provisions regarding the maintenance and monitoring of In-Kind ETF status and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on November 15, 2022, the LPA provided a written report (the “Report”) to the Board as required by the Liquidity Rule addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from Fund inception through September 30, 2022 (“Reporting Period”). The Report included a discussion of the annual assessment of each Fund’s liquidity risk, including a review, as applicable of the Funds’ investment strategies and liquidity of portfolio investments. In addition, the Board received reports on the arbitrage function and the level of active participation by Authorized Participants and its relationship to each Fund’s liquidity and the effect of pricing/spreads and basket assets on each Fund’s liquidity.

There were no material changes to the Program, there were no significant liquidity events impacting any Fund, and it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report concluded that each Fund qualified as an In-Kind ETF during the Reporting Period and, given the intention to continue to meet redemptions only through in-kind transfers of securities, each Fund will continue to be classified as an In-Kind ETF.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds’ portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds’ website at https://bondbloxxetf.com/; and (ii) on the SEC’s website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a 1940 Act Funds, is required to comply with Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12-month period ending June 30, the Adviser will furnish to the Trust’s administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in BondBloxx ETF Trust and such Funds net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

BondBloxx BB Rated USD High Yield Corporate Bond ETF

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of BondBloxx ETF Trust (the “Trust”), is required to consider and approve the Investment Advisory Agreement between the Trust and BondBloxx (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Trustees) assess BondBloxx’s proposed services to the Funds, including investment management; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

At a meeting held on May 17, 2022, the Trust’s Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement with respect to the BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, and BondBloxx CCC Rated USD High Yield Corporate Bond ETF (together, the “Funds”) for an initial two-year period. In determining whether to approve the entering into of the Advisory Agreement, BondBloxx furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Advisory Agreement was in the best interests of the Funds and their respective shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Advisory Agreement.

In approving the Advisory Agreement for the Funds, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Funds by BondBloxx; (2) BondBloxx’s proposed compensation under the Advisory Agreement; (3) the estimated expenses of the Funds; (4) the estimated costs of services to be provided to the Funds and the anticipated profits to be realized by BondBloxx from its management of the Funds; (5) the potential for economies of scale and the sharing of any economies of scale with the Funds’ shareholders; (6) the fees paid by and services provided to comparable high yield bond exchange-traded funds (“ETFs”); and (7) other potential benefits to BondBloxx from its relationships with the Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by BondBloxx under the Advisory Agreement, the Board reviewed information provided by BondBloxx relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of BondBloxx’s personnel. The Board also took into account the systems and resources that BondBloxx intended to devote to investment management, legal and compliance. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by BondBloxx under the Advisory Agreement.

Performance. The Board took into account that BondBloxx does not currently manage any accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individual who is expected to serve as portfolio manager to the Funds. In addition, the Board considered BondBloxx’s investment philosophy and portfolio construction process and the systems and tools BondBloxx expected to use in managing the Funds in accordance with their respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that BondBloxx is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that each Fund is required to pay to BondBloxx under the Advisory Agreement and the estimated expense ratios of the Funds. The Board took into account that under the Advisory Agreement BondBloxx is responsible for paying substantially all of the Funds’ operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

BondBloxx BB Rated USD High Yield Corporate Bond ETF

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

respective advisory fee. In addition, the Board took into account the expense ratios of comparable high yield bond ETFs relative to the estimated expense ratios of the Funds. Based on the foregoing, the Board concluded that each Fund’s advisory fee is reasonable in view of the services to be received by the Fund from BondBloxx and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by BondBloxx in connection with its provision of services to the Funds pursuant to the Advisory Agreement. In particular, the Board took into account BondBloxx’s expectations that during the Funds’ initial period of operations the Funds are likely to operate below their breakeven levels and their profitability to BondBloxx would likely be below levels anticipated by BondBloxx in later years. The Board noted potential benefits to BondBloxx that could accrue as a result of managing the Funds, including potential reputational benefits. Based upon the foregoing, the Board concluded that BondBloxx’s anticipated profitability from its relationship with the Funds was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital and BondBloxx’s expectations concerning each Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the Funds will operate. The Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by each Fund to BondBloxx is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the Advisory Agreement, including the compensation payable to BondBloxx under the agreement, is in the best interests of each Fund and its respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement for an initial two-year period.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF Growth

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of BondBloxx ETF Trust (the “Trust”), is required to consider and approve the Investment Advisory Agreement between the Trust and BondBloxx (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Trustees) assess BondBloxx’s proposed services to the Fund, including investment management; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

At a meeting held on May 17, 2022, the Trust’s Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement with respect to the BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF for an initial two-year period. In determining whether to approve the entering into of the Advisory Agreement, BondBloxx furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Advisory Agreement was in the best interests of the Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Advisory Agreement.

In approving the Advisory Agreement for the Fund, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Fund by BondBloxx; (2) BondBloxx’s proposed compensation under the Advisory Agreement; (3) the estimated expenses of the Fund; (4) the estimated costs of services to be provided to the Fund and the anticipated profits to be realized by BondBloxx from its management of the Fund; (5) the potential for economies of scale and the sharing of any economies of scale with the Fund’s shareholders; (6) the fees paid by and services provided to comparable emerging market debt exchange-traded funds (“ETFs”); and (7) other potential benefits to BondBloxx from its relationship with the Fund. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by BondBloxx under the Advisory Agreement, the Board reviewed information provided by BondBloxx relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of BondBloxx’s personnel. The Board also took into account the systems and resources that BondBloxx intended to devote to investment management, legal and compliance. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by BondBloxx under the Advisory Agreement.

Performance. The Board took into account that BondBloxx does not currently manage any accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individual who is expected to serve as portfolio manager to the Fund. In addition, the Board considered BondBloxx’s investment philosophy and portfolio construction process and the systems and tools BondBloxx expected to use in managing the Fund in accordance with its investment objective and investment strategies. Based on the foregoing, the Board concluded that BondBloxx is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that the Fund is required to pay to BondBloxx under the Advisory Agreement and the estimated expense ratio of the Fund. The Board took into account that under the Advisory Agreement BondBloxx is responsible for paying substantially all of the Fund’s operating expenses with some exceptions and that this expense structure effectively limits the Fund’s expenses to the level of its advisory fee. In addition, the Board took into account the expense ratios of comparable emerging markets debt ETFs relative to the estimated expense ratio of the Fund. Based on the foregoing, the Board concluded that the Fund’s advisory fee is reasonable in view of the services to be received by the Fund from BondBloxx and the other factors considered.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF Growth

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by BondBloxx in connection with its provision of services to the Fund pursuant to the Advisory Agreement. In particular, the Board took into account BondBloxx’s expectations that during the Fund’s initial period of operations the Fund is likely to operate below its breakeven level and the profitability to BondBloxx would likely be below levels anticipated by BondBloxx in later years. The Board noted potential benefits to BondBloxx that could accrue as a result of managing the Fund, including potential reputational benefits. Based upon the foregoing, the Board concluded that BondBloxx’s anticipated profitability from its relationship with the Fund was reasonable.

Potential Economies of Scale. The Board considered the initial level of investor seed capital and BondBloxx’s expectations concerning the Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the Fund will operate. The Board considered the effect of potential future asset growth on the Fund’s performance and expenses. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by the Fund to BondBloxx is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the Advisory Agreement, including the compensation payable to BondBloxx under the agreement, is in the best interests of the Fund and its shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement for an initial two-year period.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of BondBloxx ETF Trust (the “Trust”), is required to consider and approve the Investment Advisory Agreement between the Trust and BondBloxx (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Trustees) assess BondBloxx’s proposed services to the Funds, including investment management; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

At a meeting held on August 16, 2022, the Trust’s Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement with respect to the BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, and BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (together, the “Funds”) for an initial two-year period. In determining whether to approve the entering into of the Advisory Agreement, BondBloxx furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Advisory Agreement was in the best interests of the Funds and their respective shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Advisory Agreement.

In approving the Advisory Agreement for the Funds, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Funds by BondBloxx; (2) BondBloxx’s proposed compensation under the Advisory Agreement; (3) the estimated expenses of the Funds; (4) the estimated costs of services to be provided to the Funds and the anticipated profits to be realized by BondBloxx from its management of the Funds; (5) the potential for economies of scale and the sharing of any economies of scale with the Funds’ shareholders; (6) the fees paid by and services provided to comparable U.S. Treasury exchange-traded funds (“ETFs”); and (7) other potential benefits to BondBloxx from its relationships with the Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by BondBloxx under the Advisory Agreement, the Board reviewed information provided by BondBloxx relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of BondBloxx’s personnel. The Board also took into account the systems and resources that BondBloxx intended to devote to investment management, legal and compliance. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by BondBloxx under the Advisory Agreement.

Performance. The Board took into account that BondBloxx does not currently manage any accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individual who is expected to serve as portfolio manager to the Funds. In addition, the Board considered BondBloxx’s investment philosophy and portfolio construction process and the systems and tools BondBloxx expected to use in managing the Funds in accordance with their respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that BondBloxx is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and investment strategies.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that each Fund is required to pay to BondBloxx under the Advisory Agreement and the estimated expense ratios of the Funds. The Board took into account that under the Advisory Agreement BondBloxx is responsible for paying substantially all of the Funds’ operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. In addition, the Board took into account the expense ratios of comparable U.S. Treasury ETFs relative to the estimated expense ratios of the Funds. Based on the foregoing, the Board concluded that each Fund’s advisory fee is reasonable in view of the services to be received by the Fund from BondBloxx and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by BondBloxx in connection with its provision of services to the Funds pursuant to the Advisory Agreement. In particular, the Board took into account BondBloxx’s expectations that during the Funds’ initial period of operations the Funds are likely to operate below their breakeven levels and their profitability to BondBloxx would likely be below levels anticipated by BondBloxx in later years. The Board noted potential benefits to BondBloxx that could accrue as a result of managing the Funds, including potential reputational benefits. Based upon the foregoing, the Board concluded that BondBloxx’s anticipated profitability from its relationship with the Funds was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital and BondBloxx’s expectations concerning each Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the Funds will operate. The Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by each Fund to BondBloxx is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the Advisory Agreement, including the compensation payable to BondBloxx under the agreement, is in the best interests of each Fund and its respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement for an initial two-year period.

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited)

The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Adviser and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The address of each Trustee and officer is c/o BondBloxx ETF Trust, 700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939. The Board has designated Joanna Gallegos as its Board Chair. David Lonergan serves as the Lead Independent Trustee.

Independent Trustees

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Allan Eberhart, (61)	Trustee, Nominating and Governance Committee Chair	2021–present	Professor of Finance, Founding Director (now Senior Associate Dean) of Master of Science in Finance program, McDonough School of Business, Georgetown University, since 1989	19	None
David Lonergan (52)	Lead Independent Trustee	2021–present	Retired; Chief Investment Officer Vista Capital Advisors (2017); Managing Director Global Co-Head Securities Lending and Finance BlackRock (1994-2014)	19	Advisory Board Member, Make-A-Wish Greater Bay Area (since 2017)
Stephen Messinger (60)	Trustee, Audit Committee Chair	2021–present	President, Di Costa Partners, 2019-present (registered fund governance advisory); Managing Director, BlackRock, Inc. (2016-2019); Executive Vice President, iShares ETFs (2016-2019)	19	Director, Ricochet Foundation (since 2018)
H. Michael Williams (62)	Trustee	2021–present	Retired; Educator, Director of Intercollegiate Athletics, University of California (2014-2018)	19	Member, Board of Visitors, University of California - Berkeley (since 2022); Director, The Spencer Foundation (since 2019)

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

Interested Trustees

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Joanna Gallegos (47)	Interested Trustee and Board Chair	2021–present	Chief Operating Officer, BondBloxx Investment Management Corporation, since 2021; Head of Global ETF Strategy (2019-2021), Head of US ETFs (2017-2019) and Head of ETF Product Development (2013-2017), J.P. Morgan Asset Management	19	None

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Joanna Gallegos (47)	Chief Executive Officer, President and Secretary

Chief Operating Officer, BondBloxx Investment Management Corporation, since 2021; Head of Global ETF Strategy (2019-2021), Head of US ETFs (2017-2019) and Head of ETF Product Development (2013-2017), J.P. Morgan Asset Management; Managing Director/Director, BlackRock, Inc. (1999-2013)

Tony Kelly (51)	Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer

Head of ETF Product and Capital Markets, BondBloxx Investment Management Corporation, since 2021; Managing Director and Head of ETF Product, Goldman Sachs Asset Management (2015-2021); Managing Director/Director, BlackRock, Inc. (2000-2015)

Nancy J. Tyminski (60)	Chief Compliance Officer and AML Compliance Officer	Director - Chief Compliance Officer, ACA Group (d/b/a ACA Group), LLC, since 2015

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser

BondBloxx ETF Trust

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Chief Compliance Officer

ACA Group

480 East Swedesford Road, Suite 220

Wayne, PA 19087

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

As of the period ended October 31, 2022, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the period covered by this report, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-896-5089.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen A. Messinger possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Messinger as the Registrant’s audit committee financial expert. Mr. Messinger is an “independent” Trustee for purposes of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, are for services rendered for the fiscal year ended October 31, 2022, the Funds first year of operations.

a)	Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2022, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $285,000.

b)	Audit Related Fees

The aggregate fees billed for the fiscal year ended October 31, 2022, for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $15,000 for performing a seed audit.

c)	Tax Fees

The aggregate fees billed for the fiscal year ended October 31, 2022, for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $66,500. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

d)	All Other Fees

The aggregate fees billed for the fiscal year ended October 31, 2022, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0.

e)

(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall (a) oversee the scope of the Trust’s audit, the Trust’s accounting and financial reporting policies and practices and its internal controls, and enhance the quality and objectivity of the audit function; (b) approve, and recommend to the Board Members for ratification, the selection, appointment, retention or termination of the Trust’s independent auditors, as well as approving the compensation thereof; and (c) approve all audit and non-audit services provided to the Trust and certain other persons by such independent auditors.

(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

f)	Not applicable.

g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $66,500.

h)	The Registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

i)	Not applicable.

j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All the Board’s independent Trustees, Stephen A. Messinger, Allan C. Eberhart, David A. Lonergan and H. Michael Williams, are members of the Audit Committee.

(b)	Not applicable.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics – See Item 2.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BondBloxx ETF Trust

By: (Signature and Title)

/s/ Joanna Gallegos
Joanna Gallegos
Title:	President - Principal Executive Officer
Date:	December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Joanna Gallegos
Joanna Gallegos
Title:	President - Principal Executive Officer
Date:	December 28, 2022

By: (Signature and Title)

/s/ Tony Kelly
Tony Kelly
Title:	Treasurer - Principal Financial Officer
Date:	December 28, 2022